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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01540

                                AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]             AIM BASIC BALANCED FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                               13   Financial Statements
For more details, go to        16   Notes to Financial Statements
invescoaim.com                 24   Financial Highlights
                               30   Fund Expenses
                               31   Approval of Investment Advisory Agreement
                               34   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                     -11.96%
Class B Shares                                                     -12.33
Class C Shares                                                     -12.32
Class R Shares                                                     -12.08
Investor Class Shares                                              -11.96
S&P 500 Index(triangle) (Broad Market Index)                       -11.90
Custom Basic Balanced Index(square) (Style-Specific Index)          -7.75
Lipper Mixed-Asset Target Allocation Moderate Funds Index
   (triangle) (Peer Group Index)                                    -6.04

(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM BASIC BALANCED INDEX is an index created by Invesco Aim to benchmark the
Fund. The index consists of the following indexes: 60% Russell 1000--REGISTERED
TRADEMARK-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell
1000--REGISTERED TRADEMARK-- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The
Russell 1000 Value Index is a trademark/service mark of the Frank Russell Company.
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company. The Lehman
Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

   The LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation
Moderate Funds category. These funds, by portfolio practice, maintain a mix of between
40% to 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 TO CLASS A SHARES FOR THE PERIOD USING       THIS REPORT FOR CLASS A, CLASS B, CLASS C,
                                             BLENDED RETURNS. CLASS A SHARES' INCEPTION   CLASS R AND INVESTOR CLASS SHARES WAS
As of 6/30/08, including maximum             DATE IS SEPTEMBER 28, 2001.                  1.08%, 1.83%, 1.83%, 1.33% AND 1.08%,
applicable sales charges                                                                  RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
                                                THE PERFORMANCE DATA QUOTED REPRESENT     ABOVE MAY VARY FROM THE EXPENSE RATIOS
CLASS A SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE        PRESENTED IN OTHER SECTIONS OF THIS REPORT
Inception (9/28/01)                  3.28%   COMPARABLE FUTURE RESULTS; CURRENT           THAT ARE BASED ON EXPENSES INCURRED DURING
5 Years                              3.41    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THE PERIOD COVERED BY THIS REPORT.
1 Year                             -19.53    VISIT INVESCOAIM.COM FOR THE MOST RECENT
                                             MONTH-END PERFORMANCE. PERFORMANCE FIGURES      CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS B SHARES                               REFLECT REINVESTED DISTRIBUTIONS, CHANGES    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Inception (9/28/01)                  3.40%   IN NET ASSET VALUE AND THE EFFECT OF THE     AND CLASS C SHARE PERFORMANCE REFLECTS THE
5 Years                              3.48    MAXIMUM SALES CHARGE UNLESS OTHERWISE        APPLICABLE CONTINGENT DEFERRED SALES
1 Year                             -19.67    STATED. PERFORMANCE FIGURES DO NOT REFLECT   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS C SHARES                               ON FUND DISTRIBUTIONS OR SALE OF FUND        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (9/28/01)                  3.41%   SHARES. INVESTMENT RETURN AND PRINCIPAL      THE BEGINNING OF THE SEVENTH YEAR. THE
5 Years                              3.82    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
1 Year                             -16.34    A GAIN OR LOSS WHEN YOU SELL SHARES.         YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS R SHARES                                  THE TOTAL ANNUAL FUND OPERATING EXPENSE   SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception                            3.92%   RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
5 Years                              4.34    PROSPECTUS AS OF THE DATE OF                 ON A TOTAL REDEMPTION OF RETIREMENT PLAN
1 Year                             -15.07                                                 ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                                                                          CLASS SHARES DO NOT HAVE A FRONT-END SALES
INVESTOR CLASS SHARES                                                                     CHARGE OR A CDSC; THEREFORE, PERFORMANCE
Inception                            4.14%                                                IS AT NET ASSET VALUE.
5 Years                              4.58
1 Year                             -14.84                                                    THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES' INCEPTION DATE IS APRIL                                                   DIFFERENT SALES CHARGE STRUCTURES AND
30, 2004. RETURNS SINCE THAT DATE ARE                                                     CLASS EXPENSES.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF HISTORICAL CLASS R
SHARE PERFORMANCE AND RESTATED CLASS A
SHARE PERFORMANCE (FOR PERIODS PRIOR TO
THE INCEPTION DATE OF CLASS R SHARES) AT
NET ASSET VALUE, ADJUSTED TO REFLECT THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
R SHARES. CLASS A SHARES' INCEPTION DATE
IS SEPTEMBER 28, 2001.

   INVESTOR CLASS SHARES' INCEPTION DATE
IS JULY 15, 2005. RETURNS SINCE THAT DATE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS
ARE BLENDED RETURNS OF HISTORICAL INVESTOR
CLASS SHARE PERFORMANCE AND RESTATED CLASS
A SHARE PERFORMANCE. (FOR PERIODS PRIOR TO
THE INCEPTION DATE OF INVESTOR CLASS
SHARES) AT NET ASSET VALUE, WHICH RESTATED
PERFORMANCE WILL REFLECT THE RULE 12B-1
FEES APPLICABLE


2 AIM BASIC BALANCED FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing
[CROCKETT PHOTO]                             considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3 AIM BASIC BALANCED FUND

PORTFOLIO COMPOSITION
By security type, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Common Stocks & Other Equity Interests                               61.8%
-------------------------------------------------------------------------
Bonds & Notes                                                        24.0
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 15.4
-------------------------------------------------------------------------
Asset-Backed Securities                                               3.4
-------------------------------------------------------------------------
Preferred Stocks                                                      3.2
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           0.8
-------------------------------------------------------------------------
Municipal Obligations                                                 0.7
-------------------------------------------------------------------------
U.S. Treasury Securities                                              0.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                (9.7)
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-61.84%

ADVERTISING-3.24%

Interpublic Group of Cos., Inc. (The)(b)               1,870,944    $   16,090,118
----------------------------------------------------------------------------------
Omnicom Group Inc.                                       368,160        16,523,021
==================================================================================
                                                                        32,613,139
==================================================================================


AEROSPACE & DEFENSE-0.26%

Honeywell International Inc.                              51,722         2,600,582
==================================================================================


APPAREL RETAIL-0.87%

Gap, Inc. (The)                                          528,593         8,811,645
==================================================================================


BREWERS-1.63%

Molson Coors Brewing Co.-Class B                         301,537        16,382,505
==================================================================================


COMPUTER HARDWARE-2.18%

Dell Inc.(b)                                           1,005,129        21,992,223
==================================================================================


CONSTRUCTION MATERIALS-1.76%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)(c)                  717,012        17,710,196
==================================================================================


CONSUMER FINANCE-1.24%

SLM Corp.(b)                                             648,045        12,539,671
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.17%

Western Union Co.                                        886,492        21,914,082
==================================================================================


DEPARTMENT STORES-1.02%

Kohl's Corp.(b)                                          256,500        10,270,260
==================================================================================


DIVERSIFIED BANKS-0.54%

Wachovia Corp.(c)                                        353,104         5,483,705
==================================================================================


EDUCATION SERVICES-1.05%

Apollo Group Inc.-Class A(b)                             238,700        10,564,862
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.64%

Tyco Electronics Ltd.                                    178,970         6,410,705
==================================================================================


GENERAL MERCHANDISE STORES-1.39%

Target Corp.                                             302,225        14,050,440
==================================================================================


HEALTH CARE DISTRIBUTORS-1.54%

Cardinal Health, Inc.                                    300,306        15,489,784
==================================================================================


HEALTH CARE EQUIPMENT-1.14%

Baxter International Inc.                                179,412        11,471,603
==================================================================================


HOME IMPROVEMENT RETAIL-1.46%

Home Depot, Inc. (The)                                   627,394        14,693,567
==================================================================================


HOUSEHOLD APPLIANCES-1.02%

Whirlpool Corp.(c)                                       165,800        10,234,834
==================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.88%

Robert Half International, Inc.(c)                       790,404        18,945,984
==================================================================================


INDUSTRIAL CONGLOMERATES-2.03%

General Electric Co.                                     348,006         9,288,280
----------------------------------------------------------------------------------
Tyco International Ltd.                                  279,439        11,188,738
==================================================================================
                                                                        20,477,018
==================================================================================


INDUSTRIAL MACHINERY-1.52%

Illinois Tool Works Inc.                                 323,024        15,346,870
==================================================================================


INSURANCE BROKERS-1.25%

Marsh & McLennan Cos., Inc.                              473,165        12,562,531
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM BASIC BALANCED FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-2.07%

Merrill Lynch & Co., Inc.                                322,150    $   10,215,377
----------------------------------------------------------------------------------
Morgan Stanley                                           293,703        10,593,867
==================================================================================
                                                                        20,809,244
==================================================================================


MANAGED HEALTH CARE-1.99%

UnitedHealth Group Inc.                                  764,938        20,079,623
==================================================================================


MOVIES & ENTERTAINMENT-0.89%

Walt Disney Co. (The)                                    288,088         8,988,346
==================================================================================


MULTI-LINE INSURANCE-1.34%

American International Group, Inc.                       385,340        10,196,097
----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)             50,948         3,289,712
==================================================================================
                                                                        13,485,809
==================================================================================


OIL & GAS DRILLING-0.98%

Transocean Inc.                                           64,866         9,884,930
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-3.99%

Halliburton Co.                                          423,889        22,495,789
----------------------------------------------------------------------------------
Schlumberger Ltd.                                        164,650        17,688,350
==================================================================================
                                                                        40,184,139
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.70%

Citigroup Inc.                                           873,925        14,646,983
----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     367,226        12,599,524
==================================================================================
                                                                        27,246,507
==================================================================================


PACKAGED FOODS & MEATS-0.86%

Unilever N.V. (Netherlands)                              303,876         8,626,229
==================================================================================


PHARMACEUTICALS-2.13%

Sanofi-Aventis (France)(c)(d)                            162,651        10,820,435
----------------------------------------------------------------------------------
Wyeth                                                    221,012        10,599,736
==================================================================================
                                                                        21,420,171
==================================================================================


PROPERTY & CASUALTY INSURANCE-0.97%

XL Capital Ltd.-Class A                                  476,120         9,789,027
==================================================================================


PUBLISHING-1.39%

McGraw-Hill Cos., Inc. (The)                             350,200        14,050,024
==================================================================================


SEMICONDUCTOR EQUIPMENT-3.98%

ASML Holding N.V. (Netherlands)(d)                       720,031        17,536,449
----------------------------------------------------------------------------------
KLA-Tencor Corp.(c)                                      554,890        22,589,572
==================================================================================
                                                                        40,126,021
==================================================================================


SEMICONDUCTORS-1.75%

Maxim Integrated Products, Inc.                          833,789        17,634,637
==================================================================================


SPECIALIZED FINANCE-2.29%

Moody's Corp.(c)                                         669,555        23,059,474
==================================================================================


SYSTEMS SOFTWARE-2.34%

CA Inc.                                                  516,214        11,919,381
----------------------------------------------------------------------------------
Microsoft Corp.                                          423,794        11,658,573
==================================================================================
                                                                        23,577,954
==================================================================================


THRIFTS & MORTGAGE FINANCE-2.34%

Fannie Mae                                               909,134        17,737,204
----------------------------------------------------------------------------------
Washington Mutual, Inc.(c)                             1,193,779         5,885,331
==================================================================================
                                                                        23,622,535
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $639,133,322)                                             623,150,876
==================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

BONDS & NOTES-23.99%

AEROSPACE & DEFENSE-0.26%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Pass
  Through Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13(e)(f)(g)                                  $ 2,567,605         2,638,086
==================================================================================


BROADCASTING & CABLE TV-1.38%

Comcast Cable Communications Holdings Inc., Sr.
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(e)                                   3,135,000         3,816,173
----------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(e)                                  2,175,000         2,526,023
----------------------------------------------------------------------------------
Cox Communications Inc., Sr. Unsec. Notes, 6.40%,
  08/01/08(e)                                          1,300,000         1,303,289
----------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.88%,
  09/15/10(e)(g)                                         645,000           681,178
----------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr. Unsec.
  Gtd. Notes,
  10.15%, 05/01/12(e)                                  4,970,000         5,615,056
==================================================================================
                                                                        13,941,719
==================================================================================


CONSUMER FINANCE-0.79%

American Express Credit Corp., Series C, Sr.
  Unsec. Floating Rate Medium-Term Notes, 3.88%,
  05/27/10(e)(h)                                         820,000           820,418
----------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes, 5.88%, 05/02/13(e)     1,150,000         1,146,159
----------------------------------------------------------------------------------
Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(e)                                     900,000           748,521
----------------------------------------------------------------------------------
MBNA Capital-Series A, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.28%, 12/01/26(e)                                   1,492,000         1,524,257
----------------------------------------------------------------------------------
SLM Corp., Sr. Unsec. Floating Rate Medium-Term
  Notes,
  2.88%, 03/16/09(e)(g)(h)                             2,200,000         2,093,459
----------------------------------------------------------------------------------
  Series A, Sr. Unsec. Unsub. Medium-Term Notes,
  3.95%, 08/15/08(e)                                   1,630,000         1,627,571
==================================================================================
                                                                         7,960,385
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
DIVERSIFIED BANKS-3.53%

Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes,
  9.03%, 03/15/29(e)(g)                              $ 1,175,000    $    1,288,622
----------------------------------------------------------------------------------
BankAmerica Institutional-Series A, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 8.07%,
  12/31/26(e)(g)                                       1,790,000         1,845,293
----------------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes,
  5.92%(e)(i)                                          2,730,000         2,239,938
----------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd. Capital
  Securities,
  8.85%, 06/01/27(e)(g)                                1,460,000         1,506,895
----------------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities,
  7.94%, 01/15/27(e)                                  14,525,000        14,096,077
----------------------------------------------------------------------------------
First Union Institutional Capital I, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 8.04%,
  12/01/26(e)                                            540,000           523,460
----------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.50%(e)(h)(i)                                       4,010,000         2,630,079
----------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier Euro
  Bonds,
  8.38%(e)(i)                                            550,000           551,192
----------------------------------------------------------------------------------
National Bank of Canada (Canada), Unsec. Sub.
  Floating Rate Euro Deb.,
  3.19%, 08/29/87(h)(j)                                1,580,000         1,019,100
----------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating Rate
  Euro Notes,
  3.25%(e)(h)(i)                                       1,150,000           753,250
----------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes, 6.50%,
  08/11/08(e)                                          1,220,000         1,219,661
----------------------------------------------------------------------------------
RBS Capital Trust III, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Global Notes,
  5.51%(e)(i)                                          1,140,000           979,203
----------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB (Sweden), Jr.
  Unsec. Sub. Notes,
  7.50%(e)(g)(i)                                         900,000           902,034
----------------------------------------------------------------------------------
Sovereign Bankcorp Inc., Sr. Unsec, Floating Rate
  Global Notes,
  2.96%, 03/01/09(e)(h)                                1,230,000         1,182,940
----------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub. Second
  Tier Euro Notes,
  8.15%(e)(i)                                          1,675,000         1,685,820
----------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.97%,
  06/01/27(e)(g)                                       3,145,000         3,179,941
==================================================================================
                                                                        35,603,505
==================================================================================


DIVERSIFIED CAPITAL MARKETS-0.05%

UBS A.G. (Switzerland), Sr. Unsec. Medium-Term
  Notes,
  5.75%, 04/25/18(e)                                     520,000           508,420
==================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.41%

Erac USA Finance Co., Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(e)(g)                                2,460,000         2,077,495
----------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(e)(g)                                2,240,000         2,105,398
==================================================================================
                                                                         4,182,893
==================================================================================


DIVERSIFIED METALS & MINING-0.05%

Reynolds Metals Co., Sr. Unsec. Unsub. Medium-Term
  Notes,
  7.00%, 05/15/09(e)                                     509,000           521,318
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.13%

Waste Management Inc., Sr. Unsec. Unsub. Notes,
  6.50%, 11/15/08(e)                                   1,265,000         1,276,221
==================================================================================


GAS UTILITIES-0.11%

Southern Union Co., Unsec. Unsub. Notes, 6.15%,
  08/16/08(e)                                          1,065,000         1,067,162
==================================================================================


HOMEBUILDING-0.28%

D.R. Horton Inc., Sr. Unsec. Gtd. Unsub. Notes,
  5.00%, 01/15/09(e)                                   2,865,000         2,825,606
==================================================================================


HOUSEWARES & SPECIALTIES-0.07%

Newell Rubbermaid Inc.-Series A, Sr. Unsec. Unsub.
  Medium-Term Notes,
  6.35%, 07/15/28(e)                                     660,000           661,967
==================================================================================


INDUSTRIAL CONGLOMERATES-0.08%

General Electric Capital Corp., Sr. Unsec. Medium-
  Term Global Notes,
  5.88%, 01/14/38(e)                                     880,000           799,911
==================================================================================


INTEGRATED OIL & GAS-0.69%

Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Capital Securities,
  8.90%, 08/15/28(e)                                   6,944,000         6,976,012
==================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.18%

AT&T Inc., Sr. Unsec. Global Notes, 4.95%,
  01/15/13(e)                                          1,110,000         1,107,081
----------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 6.40%,
  05/15/38(e)                                          1,460,000         1,403,892
----------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec. Gtd.
  Unsub. Deb.,
  7.20%, 10/15/26(e)                                   1,926,000         1,950,576
----------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec. Bonds, 7.00%,
  12/01/33(e)                                          2,070,000         2,052,550
----------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr. Unsec. Global
  Bonds,
  4.63%, 03/15/13(e)                                   3,400,000         3,310,172
----------------------------------------------------------------------------------
Windstream Georgia Communications Corp., Sr.
  Unsec. Deb.,
  6.50%, 11/15/13(e)                                   2,014,000         2,031,179
==================================================================================
                                                                        11,855,450
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
INTERNET RETAIL-0.10%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(e)                          $ 1,065,000    $    1,017,075
==================================================================================


INVESTMENT BANKING & BROKERAGE-1.25%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 3.22%, 07/19/10(e)(h)                         3,070,000         3,020,389
----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global
  Notes,
  6.15%, 04/01/18(e)                                     585,000           569,819
----------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(e)                                   1,700,000         1,580,184
----------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec. Notes, 5.88%,
  06/08/14(e)                                          4,060,000         3,735,200
----------------------------------------------------------------------------------
  6.45%, 06/08/27(e)                                     900,000           707,067
----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Series I, Sr.
  Floating Rate Medium-Term Notes, 2.53%,
  11/24/08(e)(h)                                         630,000           620,884
----------------------------------------------------------------------------------
Merrill Lynch & Co Inc., Sr. Unsec. Medium-Term
  Notes,
  6.88%, 04/25/18(e)                                     860,000           818,978
----------------------------------------------------------------------------------
Morgan Stanley, Series F, Sr. Unsec. Medium-Term
  Global Notes,
  5.95%, 12/28/17(e)                                   1,660,000         1,519,166
==================================================================================
                                                                        12,571,687
==================================================================================


LIFE & HEALTH INSURANCE-0.51%

John Hancock Financial Services Inc., Sr. Unsec.
  Unsub. Notes,
  5.63%, 12/01/08(e)                                     250,000           252,417
----------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr. Sec. Bonds,
  (INS-Financial Security Assurance Inc.) 7.25%,
  12/18/23(e)(f)(g)                                    3,240,000         3,466,768
----------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec. Sub. Global
  Notes,
  8.88%, 06/15/38(e)                                   1,470,000         1,460,592
==================================================================================
                                                                         5,179,777
==================================================================================


MORTGAGE BACKED SECURITIES-0.28%

U.S. Bank N.A., Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(e)                                   2,685,962         2,812,820
==================================================================================


MORTGAGE REIT'S-0.14%

iStar Financial Inc., Sr. Unsec. Notes, 8.75%,
  08/15/08(e)                                          1,430,000         1,412,840
==================================================================================


MOVIES & ENTERTAINMENT-0.06%

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global
  Notes,
  6.75%, 07/01/18(e)                                     590,000           594,142
==================================================================================


MULTI-LINE INSURANCE-0.17%

American International Group, Inc., Jr. Sub. Deb.,
  8.18%, 05/15/58(e)(g)                                  880,000           863,641
----------------------------------------------------------------------------------
Liberty Mutual Group, Jr. Gtd. Sub. Notes, 10.75%,
  06/15/58(e)(g)                                         890,000           871,443
==================================================================================
                                                                         1,735,084
==================================================================================


MULTI-SECTOR HOLDINGS-0.37%

Capmark Financial Group, Inc., Sr. Unsec. Gtd.
  Floating Rate Global Notes, 3.37%,
  05/10/10(e)(h)                                       4,840,000         3,729,220
==================================================================================


MULTI-UTILITIES-0.34%

Dominion Capital Trust I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  7.83%, 12/01/27(e)                                   2,490,000         2,572,892
----------------------------------------------------------------------------------
Public Service Co. of New Mexico, Sr. Unsec.
  Notes, 4.40%, 09/15/08(e)                              615,000           614,416
----------------------------------------------------------------------------------
Xcel Energy Inc., Sr. Unsec. Unsub. Global Notes,
  3.40%, 07/01/08(c)(e)                                  250,000           249,990
==================================================================================
                                                                         3,437,298
==================================================================================


OFFICE ELECTRONICS-0.10%

Xerox Corp., Sr. Unsec. Notes,
  5.65%, 05/15/13(e)                                   1,020,000         1,012,360
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.49%

BankAmerica Capital II-Series 2, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.00%,
  12/15/26(e)                                          1,420,000         1,440,505
----------------------------------------------------------------------------------
BankAmerica Capital III, Jr. Unsec. Gtd. Sub.
  Floating Rate Trust Pfd. Capital Securities,
  3.28%, 01/15/27(c)(e)(h)                             2,210,000         1,754,900
----------------------------------------------------------------------------------
Citigroup Inc., Series E, Jr. Sub. Notes,
  8.40%(e)(i)                                          1,470,000         1,365,733
----------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.75%,
  05/01/13(e)                                          1,280,000         1,233,626
----------------------------------------------------------------------------------
  6.40%, 05/15/38(e)                                   2,960,000         2,791,458
----------------------------------------------------------------------------------
  Series 1, Jr. Unsec. Sub. Notes,
  7.90%(e)(i)                                          1,520,000         1,424,954
----------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17(e)                                          1,270,000         1,115,936
----------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes, 4.69%,
  11/14/08(e)(g)                                       4,525,000         4,542,195
----------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.83%, 12/15/26(e)                                   3,775,000         3,749,556
----------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.25%, 04/15/27(e)                                   4,110,000         4,136,838
----------------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd. Sub. Trust
  Pfd. Capital Pass Through Securities, 8.00%,
  12/15/27(e)                                          1,100,000           934,263
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Old Mutual Capital Funding L.P. (United Kingdom), Gtd. Euro Bonds,
  8.00%(e)(i)
$2,320,000                                           $ 2,209,800
----------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
  A1, Global Bonds,
  9.69%, 08/15/09(e)                                   2,585,000         2,639,052
----------------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes, 9.25%,
  03/15/30(e)(g)                                       2,962,222         3,329,686
----------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A-1a, Sr. Sec. Floating Rate
  Notes, 3.25%, 01/25/36 (Acquired 03/21/05; Cost
  $609,004)(e)(g)(h)(j)                                  642,315           482,780
----------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass
  Through Ctfs.,
  3.45% (Acquired 12/07/04-10/23/06; Cost
  $1,609,000)(e)(g)(h)(i)(j)                           1,610,000            59,167
----------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda), Floating
  Rate Pass Through Ctfs.,
  3.66% (Acquired 11/10/06; Cost
  $1,596,882)(e)(g)(h)(i)(j)                           1,595,000            58,616
----------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec. Gtd. Sub.
  Euro Bonds,
  8.75%(e)(i)                                          1,020,000         1,021,254
----------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd. Notes, 5.88%,
  07/15/17(e)(g)                                         932,438           901,323
==================================================================================
                                                                        35,191,642
==================================================================================


PACKAGED FOODS & MEATS-0.29%

Kraft Foods Inc., Notes,
  6.13%, 08/23/18(e)                                   1,485,000         1,439,024
----------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39(e)                                   1,485,000         1,457,825
==================================================================================
                                                                         2,896,849
==================================================================================


PAPER PRODUCTS-0.05%

International Paper Co., Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12(e)                                     540,000           497,707
==================================================================================


PROPERTY & CASUALTY INSURANCE-1.87%

Chubb Corp. (The), Sr. Notes,
  5.75%, 05/15/18(e)                                     590,000           572,548
----------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38(e)                                     590,000           574,861
----------------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Unsub. Notes,
  6.60%, 12/15/08(e)                                   2,145,000         2,157,720
----------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust Pfd.
  Capital Securities,
  8.50%, 04/15/12(e)                                   4,705,000         4,552,464
----------------------------------------------------------------------------------
North Front Pass-Through Trust, Sec. Pass Through
  Ctfs.,
  5.81%, 12/15/24(e)(g)                                2,350,000         2,183,902
----------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec. Gtd.
  Bonds,
  8.00%, 09/15/34(e)(g)                                3,495,000         3,069,588
----------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
  7.56%(e)(g)(i)                                       6,280,000         5,453,489
----------------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd. Sub.
  Bonds,
  6.80%(e)(g)(i)                                         350,000           299,302
==================================================================================
                                                                        18,863,874
==================================================================================


REGIONAL BANKS-1.54%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes,
  4.23%, 03/01/34(e)(h)                                4,050,000         3,775,329
----------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd. Sub. Floating
  Rate Trust Pfd. Capital Securities, 3.25%,
  06/01/28(e)(h)                                       1,175,000           981,572
----------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes, 6.05%,
  06/01/17(e)                                          2,020,000         1,776,933
----------------------------------------------------------------------------------
TCF National Bank, Sub. Notes,
  5.00%, 06/15/14(e)                                   1,500,000         1,500,255
----------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes,
  6.11%(e)(g)(i)                                       1,405,000         1,004,954
----------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12(e)                                   6,240,000         6,436,311
==================================================================================
                                                                        15,475,354
==================================================================================


REINSURANCE-0.05%

Stingray Pass-Through Trust, Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-07/19/07;
  Cost $2,927,640)(e)(g)(j)                            3,000,000           525,000
==================================================================================


RESIDENTIAL REIT'S-0.05%

AvalonBay Communities Inc., Sr. Unsec. Medium-Term
  Notes,
  8.25%, 07/15/08(e)                                     550,000           550,671
==================================================================================


SPECIALIZED FINANCE-0.23%

CIT Group Inc., Sr. Unsec. Unsub. Medium-Term
  Notes,
  4.75%, 08/15/08(e)                                   2,290,000         2,273,054
==================================================================================


SPECIALIZED REIT'S-0.57%

HCP, Inc., Sr. Unsec. Floating Rate Medium-Term
  Notes,
  3.23%, 09/15/08(e)(h)                                2,540,000         2,531,135
----------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes, 6.70%, 01/30/18(e)     1,680,000         1,513,058
----------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec. Notes, 5.88%,
  05/15/15(e)                                          1,905,000         1,745,609
==================================================================================
                                                                         5,789,802
==================================================================================


SPECIALTY CHEMICALS-0.10%

Valspar Corp., Sr. Unsec. Unsub. Notes, 5.63%,
  05/01/12(e)                                            500,000           492,355
----------------------------------------------------------------------------------
  6.05%, 05/01/17(e)                                     500,000           471,495
==================================================================================
                                                                           963,850
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
STEEL-0.18%

United States Steel Corp., Sr. Unsec. Unsub.
  Notes, 5.65%, 06/01/13(e)                          $ 1,900,000    $    1,844,102
==================================================================================


THRIFTS & MORTGAGE FINANCE-0.79%

Countrywide Financial Corp., Unsec. Gtd. Unsub.
  Medium-Term
  Global Notes,
  5.80%, 06/07/12(e)                                   1,790,000         1,691,550
----------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Conv. Putable Floating
  Rate Global Notes,
  0.43%, 05/15/09(e)(h)                                2,950,000         2,784,213
----------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes,
  2.80%, 09/02/08(c)(e)(h)                             2,160,000         2,135,916
----------------------------------------------------------------------------------
PMI Group Inc. (The), Sr. Unsec. Notes, 5.57%,
  11/15/08(e)                                            415,000           403,907
----------------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec. Global Notes,
  4.50%, 08/25/08(e)                                     900,000           896,886
==================================================================================
                                                                         7,912,472
==================================================================================


TOBACCO-0.20%

Philip Morris International Inc., Sr. Unsec.
  Unsub. Global Notes,
  5.65%, 05/16/18(e)                                   2,050,000         2,000,984
==================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.10%

Western Power Distribution Holdings Ltd. (United
  Kingdom), Sr. Unsec. Unsub. Notes, 7.38%,
  12/15/28(e)(g)                                         900,000         1,022,130
==================================================================================


TRUCKING-0.65%

Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
  12/01/08(c)(e)                                       4,077,000         4,089,353
----------------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes, 8.63%,
  11/15/09(e)                                          2,300,000         2,423,464
==================================================================================
                                                                         6,512,817
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.50%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes,
  8.50%, 01/31/12(e)                                   5,825,000         5,788,069
----------------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr. Unsec.
  Gtd. Notes,
  7.38%, 08/01/15(e)                                   5,090,000         4,243,431
----------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds, 9.25%,
  04/15/22(e)                                          2,900,000         2,790,873
----------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sec. Gtd. Unsub. Second
  Priority Global Notes,
  10.00%, 06/15/12(e)                                  2,220,000         2,276,477
==================================================================================
                                                                        15,098,850
==================================================================================
  Total Bonds & Notes (Cost $262,540,219)                              241,740,116
==================================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-15.42%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.84%

Pass Through Ctfs.,
  5.50%, 05/01/13 to 02/01/37(e)                       1,863,270         1,869,128
----------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(e)                       3,366,777         3,555,915
----------------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(e)                       2,152,329         2,227,731
----------------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(e)                       3,907,972         3,999,215
----------------------------------------------------------------------------------
  4.50%, 10/01/18(e)                                     218,220           213,405
----------------------------------------------------------------------------------
  8.00%, 01/01/27(e)                                     631,392           684,320
----------------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(e)                         290,573           313,881
----------------------------------------------------------------------------------
  5.00%, 10/01/33(e)                                     245,514           236,811
----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/38(e)(k)                               11,832,000        11,338,381
----------------------------------------------------------------------------------
  5.50%, 07/01/38(e)(k)                               14,150,000        13,939,957
----------------------------------------------------------------------------------
  6.00%, 07/01/38(e)(k)                               10,320,000        10,424,810
==================================================================================
                                                                        48,803,554
==================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.79%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 10/01/28(e)(l)                      988,429         1,079,650
----------------------------------------------------------------------------------
  6.50%, 04/01/14 to 01/01/37(e)                       2,098,488         2,186,313
----------------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(e)                       2,147,883         2,310,017
----------------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(e)                       2,133,895         2,248,824
----------------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18(e)                       1,506,513         1,504,940
----------------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(e)                       8,045,309         8,034,942
----------------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(e)                         450,269           488,889
----------------------------------------------------------------------------------
  6.00%, 03/01/22 to 03/01/37(e)                         154,024           155,452
----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/23 to 07/01/38(e)(k)                   22,551,000        22,339,581
----------------------------------------------------------------------------------
  6.00%, 07/01/23 to 08/01/38(e)(k)                   18,264,000        18,448,041
----------------------------------------------------------------------------------
  5.00%, 07/01/38(e)(k)                               14,400,000        13,803,754
----------------------------------------------------------------------------------
  6.50%, 07/01/38(e)(k)                                8,428,000         8,676,887
----------------------------------------------------------------------------------
  7.00%, 07/01/38(e)(k)                                6,914,000         7,248,900
==================================================================================
                                                                        88,526,190
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-1.79%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 04/15/37(e)                     $ 4,265,234    $    4,432,334
----------------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/37(e)                       2,578,941         2,722,278
----------------------------------------------------------------------------------
  6.00%, 11/15/08 to 10/15/33(e)                       5,196,340         5,302,137
----------------------------------------------------------------------------------
  5.00%, 03/15/18(e)                                   1,162,851         1,168,833
----------------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(e)                         369,491           403,838
----------------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(e)                         808,347           869,861
----------------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(e)                          90,771           100,360
----------------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(e)                       3,018,650         3,017,083
==================================================================================
                                                                        18,016,724
==================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $155,820,234)                           155,346,468
==================================================================================



ASSET-BACKED SECURITIES-3.43%

COLLATERALIZED MORTGAGE OBLIGATIONS-2.27%

Accredited Mortgage Loan Trust-Series 2003-3,
  Class A3, Floating Rate Pass Through Ctfs.,
  3.24%, 01/25/34(e)(h)                                  156,003           126,280
----------------------------------------------------------------------------------
Banc of America Mortgage Securities Inc.-Series
  2003-D, Class 2AI, Floating Rate Pass Through
  Ctfs.,
  5.18%, 05/25/33(e)(h)                                  585,827           560,861
----------------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-Series
  2003-B4, Class B4, Floating Rate Pass Through
  Ctfs.,
  3.27%, 07/15/11(e)(h)                                2,230,000         2,232,793
----------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2004-6,
  Class 2A5, Floating Rate Pass Through Ctfs.,
  2.87%, 11/25/34(e)(h)                                  434,323           385,474
----------------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7, Class
  1A2, Pass Through Ctfs., 4.69%, 11/20/34(e)(h)         896,286           870,664
----------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp., Series 2004-AR3, Class 5A1, Pass Through
  Ctfs.,
  4.73%, 04/25/34(e)(h)                                  751,795           731,772
----------------------------------------------------------------------------------
  Series 2004-AR7, Class 2A1, Pass Through Ctfs.,
  4.62%, 11/25/34(e)(h)                                1,016,911           980,231
----------------------------------------------------------------------------------
  Series 2004-C4, Class A6, Pass Through Ctfs.,
  4.69%, 10/15/39(e)                                   2,850,000         2,699,040
----------------------------------------------------------------------------------
Federal Home Loan Bank-Series TQ-2015, Class A,
  Pass Through Ctfs.,
  5.07%, 10/20/15(e)                                   2,134,901         2,139,320
----------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class 2A1,
  Pass Through Ctfs., 4.49%, 05/25/34(e)(h)              561,516           550,899
----------------------------------------------------------------------------------
Master Asset Securitization Trust-Series 2003-8,
  Class 1A1, Pass Through Ctfs., 5.50%,
  09/25/33(e)                                          2,530,774         2,397,042
----------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series 2003-G, Class
  A1, Floating Rate Pass Through Ctfs., 2.80%,
  01/25/29(e)(h)                                         552,175           538,668
----------------------------------------------------------------------------------
Morgan Stanley Capital I-Series 2008-T29, Class
  A1, Pass Through Ctfs., 6.23%, 01/11/43(e)(j)        1,189,283         1,197,625
----------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series 2004-
  6AR, Class 2A2, Pass Through Ctfs., 5.47%,
  08/25/34(e)(h)                                         405,197           373,652
----------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series 2005-AR1,
  Class 2A1, Floating Rate Pass Through Ctfs.,
  2.76%, 02/25/35(e)(h)                                  103,523            80,540
----------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-Series 2007-
  4A, Floating Rate Notes, 2.58%, 04/25/12
  (Acquired 05/11/07; Cost $839,596)(g)(h)(j)            839,196           738,493
----------------------------------------------------------------------------------
Specialty Underwriting & Residential
  Finance-Series 2003-BC3, Class A, Floating Rate
  Pass Through Ctfs.,
  2.83%, 08/25/34(e)(h)                                    8,370             7,066
----------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-3AC, Class A1, Floating Rate Pass
  Through Ctfs.,
  4.94%, 03/25/34(e)(h)                                  924,265           843,671
----------------------------------------------------------------------------------
  Series 2005-1, Class 1A1, Pass Through Ctfs.,
  6.65%, 02/25/35(e)(h)                                  410,705           346,405
----------------------------------------------------------------------------------
Structured Asset Securities Corp., Series 2003-
  37A, Class 7A, Pass Through Ctfs., 6.23%,
  12/25/33(e)(h)                                         256,967           258,403
----------------------------------------------------------------------------------
  Series 2004-2AC, Class A1, Floating Rate Pass
  Through Ctfs.,
  5.00%, 02/25/34(e)(h)                                1,674,724         1,634,693
----------------------------------------------------------------------------------
  Series 2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs.,
  2.57%, 06/25/37(e)(h)                                2,230,687         2,024,455
----------------------------------------------------------------------------------
Vanderbilt Mortgage Finance-Series 2002-B, Class
  A4,
  5.84%, 02/07/26(e)                                   1,175,000         1,157,264
==================================================================================
                                                                        22,875,311
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.16%

Citicorp Lease Pass-Through Trust-Series 1999-1,
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19(e)(g)                                       6,085,000         6,323,246
----------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes,
  5.14%, 04/15/15 (Acquired 07/14/05; Cost
  $4,356,217)(g)(j)                                    4,356,217         2,208,602
----------------------------------------------------------------------------------

Patron's Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired 11/04/04; Cost
  $487,214)(g)(j)                                        475,141           377,499
----------------------------------------------------------------------------------
Patron's Legacy 2004-I-LILACS-I-Series A, Ctfs.,
  6.67%, 05/14/18 (Acquired 04/30/04-07/14/05;
  Cost $3,346,569)(g)(j)                               3,305,193         2,779,667
==================================================================================
                                                                        11,689,014
==================================================================================
     Total Asset-Backed Securities (Cost
       $38,971,433)                                                     34,564,325
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM BASIC BALANCED FUND


                                                        SHARES           VALUE
----------------------------------------------------------------------------------

PREFERRED STOCKS-3.15%

OFFICE SERVICES & SUPPLIES-0.99%

Pitney Bowes International Holdings Inc.,-Series
  D, 4.85% Pfd.(e)(h)                                        102    $    9,957,873
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.06%

Auction Pass Through Trust, Series 2007-T2, Class
  A,
  7.78% Pfd. (Acquired 12/14/07; Cost
  $12,525,000)(g)(h)(j)                                      167        12,525,083
----------------------------------------------------------------------------------
  Series 2007-T3, Class A,
  8.40% Pfd. (Acquired 10/22/07-02/22/08; Cost
  $8,250,000)(g)(h)(j)                                       110         8,250,055
==================================================================================
                                                                        20,775,138
==================================================================================


SPECIALIZED FINANCE-0.10%

Agfirst Farm Credit Bank-Class B
  6.59% Pfd.(e)(g)                                     1,485,000         1,052,182
==================================================================================
     Total Preferred Stocks (Cost $32,093,737)                          31,785,193
==================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.83%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.39%

Sr. Unsec. Floating Rate Global Notes, 5.12%,
  02/17/09(e)(h)(m)                                  $ 3,860,000         3,906,938
==================================================================================


STUDENT LOAN MARKETING ASSOCIATION-0.44%

Sr. Unsec. Unsub. Floating Rate Medium-Term Notes,
  2.49%, 12/15/08(e)(h)                                1,520,000         1,456,813
----------------------------------------------------------------------------------
Series A, Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(e)                                   2,000,000         1,980,900
----------------------------------------------------------------------------------
Sr. Unsec. Unsub. Medium-Term Notes, 5.05%,
  11/14/14(e)                                          1,230,000         1,015,107
==================================================================================
                                                                         4,452,820
==================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $8,441,260)                                      8,359,758
==================================================================================


MUNICIPAL OBLIGATIONS-0.71%

Denver (City & County of) Colorado; Airport Series
  2000 C, Ref. VRD RB, (INS-MBIA Insurance Corp.)
  10.00%, 11/15/25(f)(n)(o)(p)                         3,800,000         3,800,000
----------------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(e)(f)                                       1,550,000         1,375,826
----------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3); Series 2003, Taxable
  Allocation RB, (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(e)(f)                                       2,060,000         1,996,861
==================================================================================
     Total Municipal Obligations (Cost $7,455,862)                       7,172,687
==================================================================================



U.S. TREASURY SECURITIES-0.39%

U.S. TREASURY BILLS-0.04%

  1.60%, 10/23/08(e)(l)(q)                               380,000           377,815
==================================================================================


U.S. TREASURY NOTES-0.35%

  3.25%, 12/31/09(e)(m)                                3,500,000         3,542,665
==================================================================================
     Total U.S. Treasury Securities (Cost
       $3,933,296)                                                       3,920,480
==================================================================================


                                                        SHARES

MONEY MARKET FUNDS-0.43%

Liquid Assets Portfolio-Institutional Class(r)         2,174,433         2,174,433
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(r)               2,174,433         2,174,433
----------------------------------------------------------------------------------
  Total Money Market Funds (Cost $4,348,866)                             4,348,866
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-110.19% (Cost $1,152,738,229)                                1,110,388,769
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-5.16%

Liquid Assets Portfolio-Institutional Class (Cost
  $51,951,238)(r)(s)                                  51,951,238        51,951,238
==================================================================================
TOTAL INVESTMENTS-115.35% (Cost $1,204,689,467)                      1,162,340,007
==================================================================================
OTHER ASSETS LESS LIABILITIES-(15.35)%                                (154,645,651)
==================================================================================
NET ASSETS-100.00%                                                  $1,007,694,356
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM BASIC BALANCED FUND

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
Ref.    - Refunding
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $28,356,884, which represented 2.81% of the Fund's Net Assets. See Note 1A.
(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $451,190,528, which represented 44.77% of the Fund's Net Assets. See Note 1A.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $80,707,212, which represented 8.01% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(i)   Perpetual bond with no specified maturity date.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2008 was $30,221,687, which represented 3.00% of the Fund's Net Assets.
(k) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(l) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 8.
(m) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1N and Note 9.
(n)   Security subject to the alternative minimum tax.
(o) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(p)   Security is considered a cash equivalent.
(q) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r) The money market fund and the Fund are affiliated by having the same investment advisor.
(s) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,148,389,363)*                       $1,106,039,903
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $56,300,104)                   56,300,104
=======================================================
     Total investments (Cost
       $1,204,689,467)                    1,162,340,007
=======================================================
Cash                                          5,669,082
-------------------------------------------------------
Foreign currencies, at value (Cost
  $284,550)                                     287,903
-------------------------------------------------------
Receivables for:
  Investments sold                           28,535,239
-------------------------------------------------------
  Variation margin                               18,633
-------------------------------------------------------
  Fund shares sold                            1,849,590
-------------------------------------------------------
  Dividends and Interest                      4,794,259
-------------------------------------------------------
  Principal paydowns                                416
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             372,687
-------------------------------------------------------
Other assets                                     37,691
=======================================================
     Total assets                         1,203,905,507
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                     132,722,267
-------------------------------------------------------
  Fund shares reacquired                      3,701,114
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  51,951,238
-------------------------------------------------------
  Accrued fees to affiliates                    888,226
-------------------------------------------------------
  Accrued other operating expenses              242,270
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              596,425
-------------------------------------------------------
Unrealized depreciation on swap
  agreements                                  5,188,813
-------------------------------------------------------
Premiums received on swap agreements            920,798
=======================================================
     Total liabilities                      196,211,151
=======================================================
Net assets applicable to shares
  outstanding                            $1,007,694,356
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,494,221,288
-------------------------------------------------------
Undistributed net investment income             843,813
-------------------------------------------------------
Undistributed net realized gain (loss)     (440,095,235)
-------------------------------------------------------
Unrealized appreciation (depreciation)      (47,275,510)
=======================================================
                                         $1,007,694,356
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  556,939,207
_______________________________________________________
=======================================================
Class B                                  $  156,847,487
_______________________________________________________
=======================================================
Class C                                  $  104,598,214
_______________________________________________________
=======================================================
Class R                                  $    8,069,689
_______________________________________________________
=======================================================
Investor Class                           $  180,788,496
_______________________________________________________
=======================================================
Institutional Class                      $      451,263
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      48,341,607
_______________________________________________________
=======================================================
Class B                                      13,645,250
_______________________________________________________
=======================================================
Class C                                       9,091,942
_______________________________________________________
=======================================================
Class R                                         700,971
_______________________________________________________
=======================================================
Investor Class                               15,695,739
_______________________________________________________
=======================================================
Institutional Class                              39,209
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        11.52
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.52
     divided by 94.50%)                  $        12.19
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        11.49
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        11.50
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        11.51
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        11.52
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        11.51
_______________________________________________________
=======================================================




* At June 30, 2008, securities with an aggregate value of $50,509,562 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM BASIC BALANCED FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                           $  13,539,006
------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $131,760)                               8,592,280
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $236,355)                                                                           372,215
================================================================================================
     Total investment income                                                          22,503,501
================================================================================================


EXPENSES:

Advisory fees                                                                          2,952,739
------------------------------------------------------------------------------------------------
Administrative services fees                                                             155,543
------------------------------------------------------------------------------------------------
Custodian fees                                                                            76,653
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                762,287
------------------------------------------------------------------------------------------------
  Class B                                                                                995,221
------------------------------------------------------------------------------------------------
  Class C                                                                                588,629
------------------------------------------------------------------------------------------------
  Class R                                                                                 21,330
------------------------------------------------------------------------------------------------
  Investor Class                                                                         250,793
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         1,572,733
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         251
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 26,266
------------------------------------------------------------------------------------------------
Other                                                                                    243,797
================================================================================================
     Total expenses                                                                    7,646,242
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (43,827)
================================================================================================
     Net expenses                                                                      7,602,415
================================================================================================
Net investment income                                                                 14,901,086
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(483,390))                                                        35,650,702
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      22,446
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      444,038
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      1,836,477
================================================================================================
                                                                                      37,953,663
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (196,930,506)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       2,715
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      240,125
------------------------------------------------------------------------------------------------
  Swap agreements                                                                     (2,527,853)
================================================================================================
                                                                                    (199,215,519)
================================================================================================
Net realized and unrealized gain (loss)                                             (161,261,856)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(146,360,770)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   14,901,086    $   28,283,719
----------------------------------------------------------------------------------------------------------
  Net realized gain                                                           37,953,663       125,472,988
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (199,215,519)     (114,162,205)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (146,360,770)       39,594,502
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (8,196,688)      (17,116,265)
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,818,956)       (4,563,714)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,130,518)       (2,316,568)
----------------------------------------------------------------------------------------------------------
  Class R                                                                       (105,527)         (178,636)
----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (2,685,052)       (6,039,341)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                             (6,515)         (102,908)
==========================================================================================================
     Total distributions from net investment income                          (13,943,256)      (30,317,432)
==========================================================================================================
Share transactions-net:
  Class A                                                                    (33,779,343)     (114,679,639)
----------------------------------------------------------------------------------------------------------
  Class B                                                                    (56,563,788)     (120,698,935)
----------------------------------------------------------------------------------------------------------
  Class C                                                                    (12,011,615)      (31,327,601)
----------------------------------------------------------------------------------------------------------
  Class R                                                                     (1,658,738)        3,699,698
----------------------------------------------------------------------------------------------------------
  Investor Class                                                             (17,722,811)      (63,494,189)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (6,010,307)        6,717,170
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (127,746,602)     (319,783,496)
==========================================================================================================
     Net increase (decrease) in net assets                                  (288,050,628)     (310,506,426)
__________________________________________________________________________________________________________
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,295,744,984     1,606,251,410
==========================================================================================================
  End of period (including undistributed net investment income of
     $843,813 and $(114,017), respectively)                               $1,007,694,356    $1,295,744,984
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


16        AIM BASIC BALANCED FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.


17        AIM BASIC BALANCED FUND

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between

18        AIM BASIC BALANCED FUND
      the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.65%
-------------------------------------------------------------------
Next $1.85 billion                                           0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $5,851.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,250.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


19        AIM BASIC BALANCED FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $39,665 in front-end sales commissions from the sale of Class A shares and $0, $114,611, $3,322 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                 $  651,094,096      $   260,069
-------------------------------------------------------
Level 2                    511,245,911       (5,188,813)
-------------------------------------------------------
Level 3                             --               --
=======================================================
                        $1,162,340,007      $(4,928,744)
_______________________________________________________
=======================================================




* Other investments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $7,572,545, which resulted in net realized gains (losses) of $(483,390), and securities purchases of $4,067,260.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $36,726.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such

20        AIM BASIC BALANCED FUND
deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $3,074 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                      NUMBER OF            MONTH/              VALUE         APPRECIATION
CONTRACT                                              CONTRACTS          COMMITMENT           06/30/08      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                67        September-2008/Long     $ 7,407,164        $ (3,815)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                              115        September-2008/Long      13,101,016         263,884
==========================================================================================================================
                                                                                            $20,508,180        $260,069
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS


                                      OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   NOTIONAL      UNREALIZED
                                                       BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                    REFERENCE ENTITY      PROTECTION      FIXED RATE        DATE         (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       CDX North America          Sell            0.75%(a)     06/20/12      $26,000      $(1,415,265)
  Financing Inc.              Investment Grade
                              High Volatility
                              Index
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       MBIA Inc.                  Sell            1.90%        09/20/08       10,400         (707,962)
  Financing Inc.
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            2.75%        09/20/08        1,525          (70,302)
  Financing Inc.              LLC
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            6.80%        09/20/08        3,600         (133,031)
  Financing Inc.              LLC
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            2.30%        12/20/08        5,710         (810,913)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            6.75%        12/20/08        2,855         (351,068)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Assured Guaranty           Sell            5.00%        03/20/09        2,645         (135,372)
                              Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group, Inc.            Sell            2.40%        09/20/08        2,745          (47,187)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group, Inc.            Sell            2.50%        09/20/08        1,225          (20,777)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Lehman Brothers            Sell            0.90%        09/20/08        5,190          (42,144)
                              Holdings Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell            5.10%        12/20/08        2,855         (371,235)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell           11.00%        12/20/08        4,995         (523,336)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        MBIA Inc.                  Sell            7.10%        12/20/08        5,200         (575,926)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        Pulte Homes, Inc.          Sell            4.20%        12/20/08        5,720           15,705
=============================================================================================================================
  Total Credit Default Swap Agreements                                                              $80,665      $(5,188,813)
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Unamortized premium at period-end of $920,798.


21        AIM BASIC BALANCED FUND

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2008                                                                  $  1,837,190
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                   473,561,762
===============================================================================================
Total capital loss carryforward                                                    $475,398,952
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of July 18, 2005, the date of reorganization of AIM Total Return Fund and AIM Balanced Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $279,298,520 and $423,382,804, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 102,018,633
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (149,302,634)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (47,284,001)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,209,624,008.




22        AIM BASIC BALANCED FUND

NOTE 12--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    1,648,017     $  20,567,149       4,209,506     $  57,162,509
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      493,056         6,125,016       1,194,220        16,151,409
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      324,513         4,039,721         732,151         9,919,539
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      158,826         1,975,940         406,529         5,464,024
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               652,025         8,117,620       1,868,750        25,391,431
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           14,680           183,872         518,506         7,064,137
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      634,676         7,636,718       1,194,081        16,101,260
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      142,393         1,710,291         317,627         4,272,152
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       84,844         1,019,802         156,224         2,102,325
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        8,778           105,518          13,284           178,433
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               213,733         2,571,779         430,071         5,801,012
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              542             6,515           7,675           102,643
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    2,755,413        34,121,964       4,288,570        58,188,297
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,763,071)      (34,121,964)     (4,301,053)      (58,188,297)
==========================================================================================================================
Reacquired:
  Class A                                                   (7,710,242)      (96,105,174)    (18,111,387)     (246,131,705)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,435,162)      (30,277,131)     (6,118,316)      (82,934,199)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,372,646)      (17,071,138)     (3,194,289)      (43,349,465)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (293,222)       (3,740,196)       (143,706)       (1,942,759)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (2,272,151)      (28,412,210)     (6,962,193)      (94,686,632)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (480,302)       (6,200,694)        (33,081)         (449,610)
==========================================================================================================================
                                                           (10,195,300)    $(127,746,602)    (23,526,831)    $(319,783,496)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


23        AIM BASIC BALANCED FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ----------------------------------------------------------
                                                     2008             2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.27         $  13.26     $  12.25     $  11.86     $ 11.50     $  9.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.18(a)          0.29(a)      0.24(a)      0.16        0.08        0.05
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.76)            0.04         1.05         0.41        0.71        2.05
==============================================================================================================================
     Total from investment operations                 (1.58)            0.33         1.29         0.57        0.79        2.10
==============================================================================================================================
Less distributions:
  Dividends from net investment income                (0.17)           (0.32)       (0.28)       (0.18)      (0.10)      (0.06)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --           --           --       (0.33)         --
==============================================================================================================================
     Total distributions                              (0.17)           (0.32)       (0.28)       (0.18)      (0.43)      (0.06)
==============================================================================================================================
Net asset value, end of period                     $  11.52         $  13.27     $  13.26     $  12.25     $ 11.86     $ 11.50
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (11.96)%           2.46%       10.67%        4.85%       6.89%      22.35%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $556,939         $676,945     $788,003     $817,588     $68,951     $53,675
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.14%(c)         1.08%        1.14%        1.14%       1.47%       1.50%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.14%(c)         1.08%        1.14%        1.14%       1.49%       1.57%
==============================================================================================================================
Ratio of net investment income to average
  net assets                                           2.83%(c)         2.14%        1.93%        1.59%       0.73%       0.46%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                               25%              44%          38%          90%         64%         51%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $613,180,390.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



24        AIM BASIC BALANCED FUND

                                                                                   CLASS B
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ----------------------------------------------------------
                                                     2008             2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.24         $  13.23     $  12.22     $  11.84     $ 11.49     $  9.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.13(a)          0.19(a)      0.15(a)      0.08        0.01       (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.76)            0.04         1.04         0.40        0.69        2.06
==============================================================================================================================
     Total from investment operations                 (1.63)            0.23         1.19         0.48        0.70        2.04
==============================================================================================================================
Less distributions:
  Dividends from net investment income                (0.12)           (0.22)       (0.18)       (0.10)      (0.02)      (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --           --           --       (0.33)         --
==============================================================================================================================
     Total distributions                              (0.12)           (0.22)       (0.18)       (0.10)      (0.35)      (0.01)
==============================================================================================================================
Net asset value, end of period                     $  11.49         $  13.24     $  13.23     $  12.22     $ 11.84     $ 11.49
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (12.33)%           1.69%        9.86%        4.04%       6.12%      21.64%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $156,847         $241,041     $358,655     $517,032     $79,968     $76,304
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.89%(c)         1.83%        1.89%        1.88%       2.12%       2.15%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.89%(c)         1.83%        1.89%        1.88%       2.14%       2.22%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   2.08%(c)         1.39%        1.18%        0.85%       0.08%      (0.19)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                               25%              44%          38%          90%         64%         51%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $200,137,772.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



25        AIM BASIC BALANCED FUND

                                                                                   CLASS C
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ----------------------------------------------------------
                                                     2008             2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.25         $  13.24     $  12.23     $  11.85     $ 11.49     $  9.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.13(a)          0.19(a)      0.15(a)      0.08        0.01       (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.76)            0.04         1.04         0.40        0.70        2.06
==============================================================================================================================
     Total from investment operations                 (1.63)            0.23         1.19         0.48        0.71        2.04
==============================================================================================================================
Less distributions:
  Dividends from net investment income                (0.12)           (0.22)       (0.18)       (0.10)      (0.02)      (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --           --           --       (0.33)         --
==============================================================================================================================
     Total distributions                              (0.12)           (0.22)       (0.18)       (0.10)      (0.35)      (0.01)
==============================================================================================================================
Net asset value, end of period                     $  11.50         $  13.25     $  13.24     $  12.23     $ 11.85     $ 11.49
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (12.32)%           1.69%        9.86%        4.04%       6.21%      21.64%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $104,598         $133,222     $163,630     $194,027     $27,729     $24,790
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.89%(c)         1.83%        1.89%        1.88%       2.12%       2.15%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.89%(c)         1.83%        1.89%        1.88%       2.14%       2.22%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   2.08%(c)         1.39%        1.18%        0.85%       0.08%      (0.19)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                               25%              44%          38%          90%         64%         51%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $118,372,605.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



26        AIM BASIC BALANCED FUND

                                                                                 CLASS R
                                                  ---------------------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                                                                          (COMMENCEMENT
                                                  SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,           DATE) TO
                                                      JUNE 30,         -----------------------------       DECEMBER 31
                                                        2008             2007       2006       2005           2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 13.26         $ 13.25     $12.24     $11.87         $11.61
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.16(a)         0.26(a)    0.21(a)    0.13           0.05
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (1.76)           0.04       1.05       0.40           0.60
=======================================================================================================================
     Total from investment operations                    (1.60)           0.30       1.26       0.53           0.65
=======================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.15)          (0.29)     (0.25)     (0.16)         (0.06)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --              --         --         --          (0.33)
=======================================================================================================================
     Total distributions                                 (0.15)          (0.29)     (0.25)     (0.16)         (0.39)
=======================================================================================================================
Net asset value, end of period                         $ 11.51         $ 13.26     $13.25     $12.24         $11.87
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                         (12.08)%          2.20%     10.40%      4.47%          5.68%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $ 8,070         $10,959     $7,293     $6,684         $   19
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.39%(c)        1.33%      1.39%      1.38%          1.62%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.39%(c)        1.33%      1.39%      1.38%          1.64%(d)
=======================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.58%(c)        1.89%      1.68%      1.35%          0.58%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                  25%             44%        38%        90%            64%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,579,023.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            INVESTOR CLASS
                                                  ------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER         JULY 15, 2005
                                                  SIX MONTHS ENDED              31,              (COMMENCEMENT DATE)
                                                      JUNE 30,         ---------------------       TO DECEMBER 31,
                                                        2008             2007         2006               2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  13.27         $  13.26     $  12.25           $  11.97
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.18(a)          0.29(a)      0.24(a)            0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (1.76)            0.04         1.05               0.30
====================================================================================================================
     Total from investment operations                    (1.58)            0.33         1.29               0.39
====================================================================================================================
Less dividends from net investment income                (0.17)           (0.32)       (0.28)             (0.11)
====================================================================================================================
Net asset value, end of period                        $  11.52         $  13.27     $  13.26           $  12.25
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                         (11.96)%           2.46%       10.67%              3.28%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $180,788         $226,893     $288,522           $344,015
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                   1.14%(c)         1.08%        1.14%              1.10%(d)
====================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.83%(c)         2.14%        1.93%              1.63%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                  25%              44%          38%                90%
____________________________________________________________________________________________________________________
====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $201,736,923.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



27        AIM BASIC BALANCED FUND

                                                                          INSTITUTIONAL CLASS
                                                 ---------------------------------------------------------------------
                                                      SIX                                             APRIL 30, 2004
                                                 MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,       ----------------------------       TO DECEMBER 31,
                                                     2008          2007       2006       2005              2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 13.26       $13.25     $12.24     $11.86            $11.61
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.21(a)      0.34(a)    0.30(a)    0.22              0.10
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.76)        0.04       1.05       0.40              0.61
======================================================================================================================
     Total from investment operations                 (1.55)        0.38       1.35       0.62              0.71
======================================================================================================================
Less distributions:
  Dividends from net investment income                (0.20)       (0.37)     (0.34)     (0.24)            (0.13)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --           --         --         --             (0.33)
======================================================================================================================
     Total distributions                              (0.20)       (0.37)     (0.34)     (0.24)            (0.46)
======================================================================================================================
Net asset value, end of period                      $ 11.51       $13.26     $13.25     $12.24            $11.86
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                      (11.77)%       2.89%     11.22%      5.28%             6.15%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $   451       $6,685     $  149     $   34            $   11
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.69%(c)     0.69%      0.68%      0.67%             0.93%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.69%(c)     0.69%      0.68%      0.67%             0.95%(d)
======================================================================================================================
Ratio of net investment income to average net
  assets                                               3.28%(c)     2.53%      2.39%      2.06%             1.27%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                               25%          44%        38%        90%               64%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $578,506.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


28        AIM BASIC BALANCED FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



29        AIM BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $880.40        $5.33       $1,019.19       $5.72        1.14%
---------------------------------------------------------------------------------------------------
        B            1,000.00        876.70         8.82        1,015.47        9.47        1.89
---------------------------------------------------------------------------------------------------
        C            1,000.00        876.80         8.82        1,015.47        9.47        1.89
---------------------------------------------------------------------------------------------------
        R            1,000.00        879.20         6.49        1,017.95        6.97        1.39
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        880.40         5.33        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


30        AIM BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    their assigned funds. During the contract    evaluated the information provided
                                             renewal process, the Trustees receive        differently from one another and
The Board of Trustees (the Board) of AIM     comparative performance and fee data         attributed different weight to the various
Funds Group is required under the            regarding the AIM Funds prepared by an       factors. The Trustees recognized that the
Investment Company Act of 1940 to approve    independent company, Lipper, Inc.            advisory arrangements and resulting
annually the renewal of the AIM Basic        (Lipper), under the direction and            advisory fees for the Fund and the other
Balanced Fund (the Fund) investment          supervision of the independent Senior        AIM Funds are the result of years of
advisory agreement with Invesco Aim          Officer who also prepares a separate         review and negotiation between the
Advisors, Inc. (Invesco Aim). During         analysis of this information for the         Trustees and Invesco Aim, that the
contract renewal meetings held on June       Trustees. Each Sub-Committee then makes      Trustees may focus to a greater extent on
18-19, 2008, the Board as a whole and the    recommendations to the Investments           certain aspects of these arrangements in
disinterested or "independent" Trustees,     Committee regarding the performance, fees    some years than in others, and that the
voting separately, approved the              and expenses of their assigned funds. The    Trustees' deliberations and conclusions in
continuance of the Fund's investment         Investments Committee considers each         a particular year may be based in part on
advisory agreement for another year,         Sub-Committee's recommendations and makes    their deliberations and conclusions of
effective July 1, 2008. In doing so, the     its own recommendations regarding the        these same arrangements throughout the
Board determined that the Fund's             performance, fees and expenses of the AIM    year and in prior years.
investment advisory agreement is in the      Funds to the full Board. The Investments
best interests of the Fund and its           Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
shareholders and that the compensation to    Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
Invesco Aim under the Fund's investment      its annual recommendation to the Board
advisory agreement is fair and reasonable.   whether to approve the continuance of each   The discussion below serves as a summary
                                             AIM Fund's investment advisory agreement     of the Senior Officer's independent
   The independent Trustees met separately   and sub-advisory agreements for another      written evaluation with respect to the
during their evaluation of the Fund's        year.                                        Fund's investment advisory agreement as
investment advisory agreement with                                                        well as a discussion of the material
independent legal counsel from whom they        The independent Trustees are assisted     factors and related conclusions that
received independent legal advice, and the   in their annual evaluation of the Fund's     formed the basis for the Board's approval
independent Trustees also received           investment advisory agreement by the         of the Fund's investment advisory
assistance during their deliberations from   independent Senior Officer. One              agreement and sub-advisory agreements.
the independent Senior Officer, a            responsibility of the Senior Officer is to   Unless otherwise stated, information set
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
reports directly to the independent          proposed management fees are negotiated      does not reflect any changes that may have
Trustees.                                    during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           performance, advisory fees, expense
                                             reasonable. Accordingly, the Senior          limitations and/or fee waivers.
The Board's Investments Committee has        Officer must either supervise a
established three Sub-Committees that are    competitive bidding process or prepare an    I. Investment Advisory Agreement
responsible for overseeing the management    independent written evaluation. The Senior
of a number of the series portfolios of      Officer has recommended that an                 A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            independent written evaluation be provided         Services Provided by Invesco Aim
structure permits the Trustees to focus on   and, at the direction of the Board, has
the performance of the AIM Funds that have   prepared an independent written              The Board reviewed the advisory
been assigned to them. The Sub-Committees    evaluation.                                  services provided to the Fund by Invesco
meet throughout the year to review the                                                    Aim under the Fund's investment advisory
performance of their assigned funds, and        During the annual contract renewal        agreement, the performance of Invesco Aim
the Sub-Committees review monthly and        process, the Board considered the factors    in providing these services, and the
quarterly comparative performance            discussed below under the heading "Factors   credentials and experience of the officers
information and periodic asset flow data     and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    these services. The Board's review of the
are prepared under the direction and         fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
supervision of the independent Senior        investment advisory agreement and            these services included the Board's
Officer. Over the course of each year, the   sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           renewal meetings and at their meetings       and product review process, various back
managers for their assigned funds and        throughout the year as part of their         office support functions provided by
other members of management and review       ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
with these individuals the performance,      investment advisory agreement and            Invesco Aim's equity and fixed income
investment objective(s), policies,           sub-advisory agreements were considered      trading operations. The Board concluded
strategies and limitations of these funds.   separately, although the Board also          that the nature, extent and quality of the
                                             considered the common interests of all of    advisory services provided to the Fund by
   In addition to their meetings             the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
throughout the year, the Sub-Committees      Board considered all of the information      Invesco Aim currently is providing
meet at designated contract renewal          provided to them and did not identify any    satisfactory advisory services in
meetings each year to conduct an in-depth    particular factor that was controlling.      accordance with the terms of the Fund's
review of the performance, fees and          Each Trustee may have                        investment advisory agreement. In
expenses of                                                                               addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or


                                                                                                                           continued


31 AIM BASIC BALANCED FUND

managers, the Board concluded that these     focus on fund performance. However, due to   whether the Fund benefits from such
individuals are competent and able to        the Fund's underperformance, the Board       economies of scale through contractual
continue to carry out their                  also concluded that it would be              breakpoints in the Fund's advisory fee
responsibilities under the Fund's            appropriate for the Board to continue to     schedule or through advisory fee waivers
investment advisory agreement.               monitor more closely the performance of      or expense limitations. The Board noted
                                             the Fund. Although the independent written   that the Fund's contractual advisory fee
   In determining whether to continue the    evaluation of the Fund's Senior Officer      schedule includes five breakpoints and
Fund's investment advisory agreement, the    only considered Fund performance through     that the level of the Fund's advisory
Board considered the prior relationship      the most recent calendar year, the Board     fees, as a percentage of the Fund's net
between Invesco Aim and the Fund, as well    also reviewed more recent Fund performance   assets, has decreased as net assets
as the Board's knowledge of Invesco Aim's    and this review did not change their         increased because of the breakpoints. The
operations, and concluded that it was        conclusions.                                 Board also noted that Invesco Aim's
beneficial to maintain the current                                                        contractual advisory fee waiver discussed
relationship, in part, because of such          C. Advisory Fees and Fee Waivers          above includes breakpoints based on net
knowledge. The Board also considered the                                                  asset levels. Based on this information,
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual    the Board concluded that the Fund's
have taken over the last several years to    advisory fee rate to the contractual         advisory fees appropriately reflect
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's    economies of scale at current asset
services they provide to the AIM Funds in    Lipper expense group that are not managed    levels. The Board also noted that the Fund
the areas of investment performance,         by Invesco Aim, at a common asset level      shares directly in economies of scale
product line diversification,                and as of the end of the past calendar       through lower fees charged by third party
distribution, fund operations, shareholder   year. The Board noted that the Fund's        service providers based on the combined
services and compliance. The Board           contractual advisory fee rate was below      size of all of the AIM Funds and
concluded that the quality and efficiency    the median contractual advisory fee rate     affiliates.
of the services Invesco Aim and its          of funds in its expense group. The Board
affiliates provide to the AIM Funds in       also reviewed the methodology used by           E. Profitability and Financial
each of these areas have generally           Lipper in determining contractual fee              Resources of Invesco Aim
improved, and support the Board's approval   rates.
of the continuance of the Fund's                                                          The Board reviewed information from
investment advisory agreement.                  The Board also compared the Fund's        Invesco Aim concerning the costs of the
                                             effective fee rate (the advisory fee after   advisory and other services that Invesco
   B. Fund Performance                       any advisory fee waivers and before any      Aim and its affiliates provide to the Fund
                                             expense limitations/waivers) to the          and the profitability of Invesco Aim and
The Board compared the Fund's performance    advisory fee rates of other clients of       its affiliates in providing these
during the past one, three and five          Invesco Aim and its affiliates with          services. The Board also reviewed
calendar years to the performance of funds   investment strategies comparable to those    information concerning the financial
in the Fund's performance group that are     of the Fund, including two mutual funds      condition of Invesco Aim and its
not managed by Invesco Aim, and against      advised by Invesco Aim. The Board noted      affiliates. The Board also reviewed with
the performance of all funds in the Lipper   that the Fund's rate was below the rate      Invesco Aim the methodology used to
Mixed-Asset Target Allocation Moderate       for one mutual fund and above the rate for   prepare the profitability information. The
Funds Index. The Board also reviewed the     the other mutual fund, which is an asset     Board considered the overall
criteria used by Invesco Aim to identify     allocation fund that does not pay an         profitability of Invesco Aim, as well as
the funds in the Fund's performance group    advisory fee.                                the profitability of Invesco Aim in
for inclusion in the Lipper reports. The                                                  connection with managing the Fund. The
Board noted that the Fund's performance         The Board noted that Invesco Aim has      Board noted that Invesco Aim continues to
was in the fourth quintile of its            contractually agreed to waive advisory       operate at a net profit, although
performance group for the one, three and     fees of the Fund through December 31, 2012   increased expenses in recent years have
five year periods (the first quintile        and that this fee waiver includes            reduced the profitability of Invesco Aim
being the best performing funds and the      breakpoints based on net asset levels. The   and its affiliates. The Board concluded
fifth quintile being the worst performing    Board considered the contractual nature of   that the Fund's fees were fair and
funds). The Board noted that the Fund's      this fee waiver and noted that it remains    reasonable, and that the level of profits
performance was below the performance of     in effect until December 31, 2012. The       realized by Invesco Aim and its affiliates
the Index for the one, three and five year   Board also considered the effect this fee    from providing services to the Fund was
periods. The Board also noted that Invesco   waiver would have on the Fund's total        not excessive in light of the nature,
Aim acknowledges the Fund's                  estimated expenses.                          quality and extent of the services
underperformance and is focused on the                                                    provided. The Board considered whether
longer term and business issues that            After taking account of the Fund's        Invesco Aim is financially sound and has
affect the Fund's performance. The Board     contractual advisory fee rate, as well as    the resources necessary to perform its
also considered the steps Invesco Aim has    the comparative advisory fee information     obligations under the Fund's investment
taken over the last several years to         and the fee waiver discussed above, the      advisory agreement, and concluded that
improve the quality and efficiency of the    Board concluded that the Fund's advisory     Invesco Aim has the financial resources
services that Invesco Aim provides to the    fees were fair and reasonable.               necessary to fulfill these obligations.
AIM Funds. The Board concluded that
Invesco Aim continues to be responsive to       D. Economies of Scale and Breakpoints        F. Independent Written Evaluation of
the Board's                                                                                     the Fund's Senior Officer
                                             The Board considered the extent to which
                                             there are economies of scale in Invesco      The Board noted that, at their direction,
                                             Aim's provision of advisory services to      the Senior Officer of the Fund, who is
                                             the Fund. The Board also considered


                                                                                                                           continued


32 AIM BASIC BALANCED FUND

independent of Invesco Aim and Invesco       regulatory requirements.                     providing investment advisory services.
Aim's affiliates, had prepared an                                                         The Board concluded that the sub-advisory
independent written evaluation to assist        The Board considered the fact that the    agreements will benefit the Fund and its
the Board in determining the                 Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
reasonableness of the proposed management    from any securities lending arrangements     utilize the additional resources and
fees of the AIM Funds, including the Fund.   may be invested in money market funds        talent of the Affiliated Sub-Advisers in
The Board noted that they had relied upon    advised by Invesco Aim pursuant to           managing the Fund.
the Senior Officer's written evaluation      procedures approved by the Board. The
instead of a competitive bidding process.    Board noted that Invesco Aim will receive       B. Fund Performance
In determining whether to continue the       advisory fees from these affiliated money
Fund's investment advisory agreement, the    market funds attributable to such            The Board did not view Fund performance as
Board considered the Senior Officer's        investments, although Invesco Aim has        a relevant factor in considering whether
written evaluation.                          contractually agreed to waive through at     to approve the sub-advisory agreements for
                                             least June 30, 2009, the advisory fees       the Fund, as no Affiliated Sub-Adviser
   G. Collateral Benefits to Invesco Aim     payable by the Fund in an amount equal to    served as sub-adviser to the Fund prior to
      and its Affiliates                     100% of the net advisory fees Invesco Aim    May 1, 2008.
                                             receives from the affiliated money market
The Board considered various other           funds with respect to the Fund's                C. Sub-Advisory Fees
benefits received by Invesco Aim and its     investment of uninvested cash, but not
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    The Board considered the services to be
relationship with the Fund, including the    contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
fees received by Invesco Aim and its         noted that it remains in effect until at     pursuant to the sub-advisory agreements
affiliates for their provision of            least June 30, 2009. The Board concluded     and the services to be provided by Invesco
administrative, transfer agency and          that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
distribution services to the Fund. The       cash and cash collateral from any            advisory agreement, as well as the
Board considered the performance of          securities lending arrangements in the       allocation of fees between Invesco Aim and
Invesco Aim and its affiliates in            affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
providing these services and the             best interests of the Fund and its           the sub-advisory agreements. The Board
organizational structure employed by         shareholders.                                noted that the sub-advisory fees have no
Invesco Aim and its affiliates to provide                                                 direct effect on the Fund or its
these services. The Board also considered    II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
that these services are provided to the                                                   Aim to the Affiliated Sub-Advisers, and
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          that Invesco Aim and the Affiliated
are reviewed and approved on an annual             Services Provided by Affiliated        Sub-Advisers are affiliates. After taking
basis by the Board. The Board concluded            Sub-Advisers                           account of the Fund's contractual
that Invesco Aim and its affiliates were                                                  sub-advisory fee rate, as well as other
providing these services in a satisfactory   The Board reviewed the services to be        relevant factors, the Board concluded that
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
their contracts, and were qualified to       Asset Management Deutschland, GmbH,          reasonable.
continue to provide these services to the    Invesco Asset Management Limited, Invesco
Fund.                                        Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
                                             Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),       The Board considered whether each
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          sound and has the resources necessary to
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         perform its obligations under its
commissions paid by the Fund and/or other    sub-advisory agreements and the              respective sub-advisory agreement, and
funds advised by Invesco Aim are used to     credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
pay for research and execution services.     and employees of the Affiliated              has the financial resources necessary to
The Board noted that soft dollar             Sub-Advisers who will provide these          fulfill these obligations.
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and


33 AIM BASIC BALANCED FUND

Supplement to Semiannual Report dated 6/30/08

AIM BASIC BALANCED FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/08                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception                            4.44%   those shown. All returns assume
shareholders with a performance overview        5 Years                           4.99    reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                          -14.49    Investment return and principal value will
Class shares are offered exclusively to         6 Months*                       -11.77    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 30, 2004. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is September 28,
                                             2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.69%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   BBA-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $882.30        $3.23       $1,021.43       $3.47        0.69%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM BASIC BALANCED FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Basic Balanced Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
        MATTERS                                                              VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*    Bob R. Baker.....................................................   136,849,147          4,123,920
        Frank S. Bayley..................................................   136,856,960          4,116,107
        James T. Bunch...................................................   136,850,068          4,122,999
        Bruce L. Crockett................................................   136,834,285          4,138,782
        Albert R. Dowden.................................................   136,851,266          4,121,801
        Jack M. Fields...................................................   136,893,917          4,079,150
        Martin L. Flanagan...............................................   136,889,028          4,084,039
        Carl Frischling..................................................   136,837,466          4,135,601
        Prema Mathai-Davis...............................................   136,840,379          4,132,688
        Lewis F. Pennock.................................................   136,853,427          4,119,640
        Larry Soll, Ph.D.................................................   136,708,623          4,264,444
        Raymond Stickel, Jr..............................................   136,747,468          4,225,599
        Philip A. Taylor.................................................   136,731,527          4,241,540




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement
        and Declaration of Trust that would permit the
        Board of Trustees of the Trust to terminate the
        Trust, the Fund, and each other series
        portfolio of the Trust, or a share class
        without a shareholder vote.....................   89,092,876        12,597,596         4,024,351         35,258,244
(3)     Approve a new sub-advisory agreement between
        Invesco Aim Advisors, Inc. and each of AIM
        Funds Management, Inc.; Invesco Asset
        Management Deutschland, GmbH; Invesco Asset
        Management Limited; Invesco Asset Management
        (Japan) Limited; Invesco Australia Limited;
        Invesco Global Asset Management (N.A.), Inc.;
        Invesco Hong Kong Limited; Invesco
        Institutional (N.A.), Inc.; and Invesco Senior
        Secured Management, Inc........................   36,534,791         1,826,207         1,682,362         12,753,405



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


34        AIM BASIC BALANCED FUND

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print
  them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   BBA-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM EUROPEAN SMALL COMPANY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                6   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 14   Financial Highlights
                               17   Fund Expenses
                               18   Approval of Investment Advisory Agreement
                               21   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                     -10.80%
Class B Shares                                                     -11.11
Class C Shares                                                     -11.15
MSCI EAFE Index(triangle) (Broad Market Index)                     -10.96
MSCI Europe Small Cap Index(triangle) (Style-Specific Index)       -10.63
Lipper European Funds Index(triangle) (Peer Group Index)           -11.80

(triangle)Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI EUROPE SMALL CAP INDEX is a free float-adjusted market capitalization index that represents the small cap segment in developed equity markets in Europe.

   The LIPPER EUROPEAN FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper European Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 FUND SHARES. INVESTMENT RETURN AND              A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
As of 6/30/08, including maximum             MAY HAVE A GAIN OR LOSS WHEN YOU SELL        THE FUND WITHIN 30 DAYS OF PURCHASE.
applicable sales charges                     SHARES.                                      EXCEPTIONS TO THE REDEMPTION FEE ARE
                                                                                          LISTED IN THE FUND'S PROSPECTUS.
CLASS A SHARES                                  THE TOTAL ANNUAL FUND OPERATING EXPENSE
Inception (8/31/00)                 16.05%   RATIO SET FORTH IN THE MOST RECENT FUND         HAD THE ADVISOR NOT WAIVED FEES AND/OR
5 Years                             29.41    PROSPECTUS AS OF THE DATE OF THIS REPORT     REIMBURSED EXPENSES IN THE PAST,
1 Year                             -23.66    FOR CLASS A, CLASS B AND CLASS C SHARES      PERFORMANCE WOULD HAVE BEEN LOWER.
                                             WAS 1.44%, 2.19% AND 2.19%, RESPECTIVELY.
CLASS B SHARES                               THE EXPENSE RATIOS PRESENTED ABOVE MAY
Inception (8/31/00)                 16.07%   VARY FROM THE EXPENSE RATIOS PRESENTED IN
5 Years                             29.78    OTHER SECTIONS OF THIS REPORT THAT ARE
1 Year                             -22.89    BASED ON EXPENSES INCURRED DURING THE
                                             PERIOD COVERED BY THIS REPORT.
CLASS C SHARES
Inception (8/31/00)                 16.07%      CLASS A SHARE PERFORMANCE REFLECTS THE
5 Years                             29.94    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
1 Year                             -20.45    AND CLASS C SHARE PERFORMANCE REFLECTS THE
==========================================   APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   CDSC ON CLASS B SHARES DECLINES FROM 5%
PERFORMANCE AND CANNOT GUARANTEE             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
COMPARABLE FUTURE RESULTS; CURRENT           THE BEGINNING OF THE SEVENTH YEAR. THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
VISIT INVESCOAIM.COM FOR THE MOST RECENT     YEAR AFTER PURCHASE.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES       THE PERFORMANCE OF THE FUND'S SHARE
IN NET ASSET VALUE AND THE EFFECT OF THE     CLASSES WILL DIFFER PRIMARILY DUE TO
MAXIMUM SALES CHARGE UNLESS OTHERWISE        DIFFERENT SALES CHARGE STRUCTURES AND
STATED. PERFORMANCE FIGURES DO NOT REFLECT   CLASS EXPENSES.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
ON FUND DISTRIBUTIONS OR SALE OF


2 AIM EUROPEAN SMALL COMPANY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
                                             AIM Funds as the parent company of the advisors. The diverse investment strategies
Bruce Crockett                               deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT
------------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3 AIM EUROPEAN SMALL COMPANY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Industrials                                                          40.1%
-------------------------------------------------------------------------
Consumer Discretionary                                               22.6
-------------------------------------------------------------------------
Materials                                                             9.1
-------------------------------------------------------------------------
Financials                                                            6.4
-------------------------------------------------------------------------
Information Technology                                                5.1
-------------------------------------------------------------------------
Energy                                                                3.7
-------------------------------------------------------------------------
Consumer Staples                                                      2.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                10.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-84.81%

AUSTRIA-2.32%

Andritz A.G.(b)                                         116,240    $  7,312,269
===============================================================================


BRAZIL-1.78%

Ocean Wilsons Holdings Ltd.                             325,000       5,632,097
===============================================================================


FINLAND-2.56%

Nokian Renkaat Oyj(b)                                   169,350       8,081,337
===============================================================================


FRANCE-1.53%

Alten(b)(c)                                              67,000       2,436,645
-------------------------------------------------------------------------------
Sword Group                                              78,300       2,397,785
===============================================================================
                                                                      4,834,430
===============================================================================


GERMANY-10.25%

D+S europe A.G.(b)(c)                                   491,336      10,044,849
-------------------------------------------------------------------------------
Elexis A.G.                                             190,500       5,098,856
-------------------------------------------------------------------------------
ElringKlinger A.G.(b)                                    43,415       4,108,533
-------------------------------------------------------------------------------
Symrise A.G.                                            180,860       3,929,619
-------------------------------------------------------------------------------
Takkt A.G.                                              356,300       6,277,327
-------------------------------------------------------------------------------
Wirecard A.G.(b)(c)                                     225,693       2,889,649
===============================================================================
                                                                     32,348,833
===============================================================================


GREECE-7.42%

Intralot S.A.                                           741,692      12,728,551
-------------------------------------------------------------------------------
Jumbo S.A.(b)                                           276,500       7,746,805
-------------------------------------------------------------------------------
Mytilineos Holdings S.A.(b)                             256,400       2,941,237
===============================================================================
                                                                     23,416,593
===============================================================================


IRELAND-5.95%

CPL Resources PLC                                       640,000       1,964,914
-------------------------------------------------------------------------------
DCC PLC(b)                                              193,000       4,805,085
-------------------------------------------------------------------------------
IAWS Group PLC                                          171,278       4,287,731
-------------------------------------------------------------------------------
Paddy Power PLC(b)                                      245,700       7,709,350
===============================================================================
                                                                     18,767,080
===============================================================================


ISRAEL-1.69%

Advanced Vision Technology Ltd.(b)(c)                   251,656       2,164,587
-------------------------------------------------------------------------------
Israel Discount Bank-Class A(b)(c)                    1,435,000       3,161,477
===============================================================================
                                                                      5,326,064
===============================================================================


ITALY-3.54%

Biesse S.p.A.(b)                                        297,905       5,097,861
-------------------------------------------------------------------------------
Cementir Holding S.p.A.(b)                              904,313       6,062,681
===============================================================================
                                                                     11,160,542
===============================================================================


NETHERLANDS-10.30%

Aalberts Industries N.V.(b)                             519,336       9,796,824
-------------------------------------------------------------------------------
Accell Group N.V.                                        96,122       3,311,304
-------------------------------------------------------------------------------
Bateman Litwin B.V.                                     902,194       2,650,693
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)(d)                         35,000         618,147
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)                           290,594       5,132,278
-------------------------------------------------------------------------------
Smartrac N.V.(c)                                        128,000       4,276,458
-------------------------------------------------------------------------------
Smit Internationale N.V.                                 34,697       3,386,979
-------------------------------------------------------------------------------
USG People N.V.(b)                                      184,634       3,343,689
===============================================================================
                                                                     32,516,372
===============================================================================


NORWAY-5.69%

ODIM A.S.A.(c)                                          191,828       3,201,339
-------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A.(b)(c)                     255,926       6,251,792
-------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(b)(c)                  385,107       5,338,251
-------------------------------------------------------------------------------
Veidekke A.S.A.(b)                                      441,300       3,154,167
===============================================================================
                                                                     17,945,549
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM EUROPEAN SMALL COMPANY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SWEDEN-1.84%

Oriflame Cosmetics S.A.-SDR(b)                           62,550    $  4,006,312
-------------------------------------------------------------------------------
Poolia A.B.-Class B(b)                                  396,300       1,809,335
===============================================================================
                                                                      5,815,647
===============================================================================


SWITZERLAND-10.76%

Conzzeta A.G.                                             2,347       5,641,385
-------------------------------------------------------------------------------
Daetwyler Holding A.G.(b)(c)                            126,100       9,088,389
-------------------------------------------------------------------------------
Dufry Group(b)                                           41,079       3,743,762
-------------------------------------------------------------------------------
Lem Holding S.A.                                          6,561       2,049,188
-------------------------------------------------------------------------------
Mobilezone Holding A.G.                                 981,003       6,723,409
-------------------------------------------------------------------------------
Rieter Holding A.G.(b)                                    7,345       2,382,052
-------------------------------------------------------------------------------
Schweiter A.G.                                           10,687       4,331,889
===============================================================================
                                                                     33,960,074
===============================================================================


UNITED KINGDOM-19.18%

Amlin PLC(b)                                            911,184       4,518,719
-------------------------------------------------------------------------------
Homeserve PLC(b)                                        290,906       9,798,000
-------------------------------------------------------------------------------
IG Group Holdings PLC(b)                                522,472       3,412,236
-------------------------------------------------------------------------------
Inchcape PLC(b)                                         742,028       4,697,124
-------------------------------------------------------------------------------
Informa PLC                                             450,919       3,709,506
-------------------------------------------------------------------------------
Kier Group PLC(b)                                       247,371       4,643,411
-------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                944,500       5,738,116
-------------------------------------------------------------------------------
Mears Group PLC                                       1,030,000       5,636,928
-------------------------------------------------------------------------------
Mitie Group PLC(b)                                    1,562,300       6,559,330
-------------------------------------------------------------------------------
Morgan Sindall PLC                                      171,000       2,547,800
-------------------------------------------------------------------------------
Savills PLC(b)                                          788,442       3,471,131
-------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                          214,250       5,091,302
-------------------------------------------------------------------------------
Zetar PLC(c)                                            111,000         685,413
===============================================================================
                                                                     60,509,016
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $193,826,073)                                          267,625,903
===============================================================================



PREFERRED STOCKS-5.04%

GERMANY-5.04%

Fuchs Petrolub A.G.-Pfd. (Cost $7,012,435)              168,512      15,918,823
===============================================================================



MONEY MARKET FUNDS-10.75%

Liquid Assets Portfolio-Institutional Class(e)       16,952,957      16,952,957
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             16,952,957      16,952,957
===============================================================================
     Total Money Market Funds (Cost $33,905,914)                     33,905,914
===============================================================================
TOTAL INVESTMENTS-100.60% (Cost $234,744,422)                       317,450,640
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.60)%                                (1,904,237)
===============================================================================
NET ASSETS-100.00%                                                 $315,546,403
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

Pfd.   - Preferred
SDR    - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $166,327,314, which represented 52.71% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 0.20% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $200,838,508)                           $283,544,726
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $33,905,914)                  33,905,914
======================================================
     Total investments (Cost
       $234,744,422)                       317,450,640
======================================================
Cash                                           116,314
------------------------------------------------------
Receivables for:
  Investments sold                             620,356
------------------------------------------------------
  Fund shares sold                             620,802
------------------------------------------------------
  Dividends                                    879,322
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             27,273
------------------------------------------------------
Other assets                                    22,509
======================================================
     Total assets                          319,737,216
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        943,287
------------------------------------------------------
  Fund shares reacquired                     2,769,914
------------------------------------------------------
  Amount due custodian -- foreign
     currencies (Cost $71,579)                  72,353
------------------------------------------------------
  Accrued fees to affiliates                   196,234
------------------------------------------------------
  Accrued other operating expenses             157,942
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              51,083
======================================================
     Total liabilities                       4,190,813
======================================================
Net assets applicable to shares
  outstanding                             $315,546,403
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $180,988,899
------------------------------------------------------
Undistributed net investment income          4,975,330
------------------------------------------------------
Undistributed net realized gain             46,832,131
------------------------------------------------------
Unrealized appreciation                     82,750,043
======================================================
                                          $315,546,403
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $235,531,896
______________________________________________________
======================================================
Class B                                   $ 35,107,330
______________________________________________________
======================================================
Class C                                   $ 44,907,177
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     11,545,231
______________________________________________________
======================================================
Class B                                      1,806,274
______________________________________________________
======================================================
Class C                                      2,309,427
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      20.40
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $20.40 divided
     by 94.50%)                           $      21.59
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      19.44
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      19.45
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $679,146)                            $  6,910,698
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $26,138)                                                                            392,075
================================================================================================
     Total investment income                                                           7,302,773
================================================================================================


EXPENSES:

Advisory fees                                                                          1,529,470
------------------------------------------------------------------------------------------------
Administrative services fees                                                              47,817
------------------------------------------------------------------------------------------------
Custodian fees                                                                           173,630
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                302,589
------------------------------------------------------------------------------------------------
  Class B                                                                                196,825
------------------------------------------------------------------------------------------------
  Class C                                                                                239,402
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      281,304
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 13,319
------------------------------------------------------------------------------------------------
Other                                                                                    112,694
================================================================================================
     Total expenses                                                                    2,897,050
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (20,064)
================================================================================================
     Net expenses                                                                      2,876,986
================================================================================================
Net investment income                                                                  4,425,787
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               19,661,044
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      49,113
================================================================================================
                                                                                      19,710,157
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (70,029,343)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (14,313)
================================================================================================
                                                                                     (70,043,656)
================================================================================================
Net realized and unrealized gain (loss)                                              (50,333,499)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(45,907,712)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2008             2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  4,425,787    $   4,105,847
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                         19,710,157      109,308,048
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (70,043,656)     (66,083,522)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (45,907,712)      47,330,373
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --       (4,275,440)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --         (282,518)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --         (326,815)
=======================================================================================================
     Total distributions from net investment income                                 --       (4,884,773)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (65,212,926)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --      (12,297,030)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --      (14,225,259)
=======================================================================================================
     Total distributions from net realized gains                                    --      (91,735,215)
=======================================================================================================
Share transactions-net:
  Class A                                                                  (12,427,080)     (45,038,679)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (9,711,604)      (6,989,742)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (6,546,271)     (11,634,802)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (28,684,955)     (63,663,223)
=======================================================================================================
     Net increase (decrease) in net assets                                 (74,592,667)    (112,952,838)
_______________________________________________________________________________________________________
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      390,139,070      503,091,908
-------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $4,975,330 and $549,543, respectively)                               $315,546,403    $ 390,139,070
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM EUROPEAN SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. As of February 1, 2008, the Fund's shares are open to investors. Prior to February 1, 2008, the Fund's shares were closed to certain new investors.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


9        AIM EUROPEAN SMALL COMPANY FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

10        AIM EUROPEAN SMALL COMPANY FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $13,189.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $661.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


11        AIM EUROPEAN SMALL COMPANY FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $72,165 in front-end sales commissions from the sale of Class A shares and $8,378, $65,262 and $8,599 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                         INVESTMENTS
INPUT LEVEL             IN SECURITIES
-------------------------------------
Level 1                  $151,123,326
-------------------------------------
Level 2                   166,327,314
-------------------------------------
Level 3                            --
=====================================
                         $317,450,640
_____________________________________
=====================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $58,817.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,214.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,028 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12        AIM EUROPEAN SMALL COMPANY FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $34,907,615 and $89,947,855, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 96,904,639
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (14,236,463)
================================================================================================
Net unrealized appreciation of investment securities                                $ 82,668,176
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $234,782,464.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                       JUNE 30,                      DECEMBER 31,
                                                                       2008(a)                           2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,318,628     $ 71,602,023      1,978,085     $  61,465,926
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       247,868        5,114,402        131,158         3,911,352
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       612,588       12,730,580        467,646        13,942,919
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      2,828,388        64,714,500
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        539,376        11,806,919
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        614,471        13,456,950
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       124,490        2,667,257        250,450         7,377,129
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (130,487)      (2,667,257)      (260,985)       (7,377,129)
=========================================================================================================================
Reacquired:(b)
  Class A                                                    (4,197,006)     (86,696,360)    (5,770,926)     (178,596,234)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (626,477)     (12,158,749)      (519,630)      (15,330,884)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (965,513)     (19,276,851)    (1,321,525)      (39,034,671)
=========================================================================================================================
                                                             (1,615,909)    $(28,684,955)    (1,063,492)    $ (63,663,223)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $19,777 and $10,905 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.


13        AIM EUROPEAN SMALL COMPANY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         -----------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  22.87         $  27.72     $  21.68     $  16.94     $  12.05     $  7.37
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.31(a)          0.30(a)      0.21         0.11(a)     (0.05)(a)   (0.03)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.78)            1.88        10.08         6.03         5.30        4.74
==============================================================================================================================
     Total from investment operations                (2.47)            2.18        10.29         6.14         5.25        4.71
==============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.43)       (0.27)       (0.07)          --       (0.03)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (6.60)       (3.98)       (1.33)       (0.36)         --
==============================================================================================================================
     Total distributions                                --            (7.03)       (4.25)       (1.40)       (0.36)      (0.03)
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00          --
==============================================================================================================================
Net asset value, end of period                    $  20.40         $  22.87     $  27.72     $  21.68     $  16.94     $ 12.05
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                     (10.80)%           7.88%       48.07%       36.48%       43.67%      63.96%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $235,532         $281,248     $360,688     $286,882     $161,014     $42,103
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.55%(c)         1.43%        1.54%        1.63%        2.00%       2.00%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.56%(c)         1.45%        1.57%        1.68%        2.03%       2.68%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  2.88%(c)         0.97%        0.67%        0.57%       (0.38)%     (0.28)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                              11%              20%          35%          72%          71%        130%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $243,401,281.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 21.87         $ 26.73     $ 21.02     $ 16.52     $ 11.84     $ 7.27
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.22(a)         0.06(a)    (0.01)      (0.03)(a)   (0.14)(a)  (0.08)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (2.65)           1.83        9.76        5.86        5.18       4.65
============================================================================================================================
     Total from investment operations                   (2.43)           1.89        9.75        5.83        5.04       4.57
============================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.15)      (0.06)         --          --         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (6.60)      (3.98)      (1.33)      (0.36)        --
============================================================================================================================
     Total distributions                                   --           (6.75)      (4.04)      (1.33)      (0.36)        --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00        0.00        0.00        0.00         --
============================================================================================================================
Net asset value, end of period                        $ 19.44         $ 21.87     $ 26.73     $ 21.02     $ 16.52     $11.84
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (11.11)%          7.06%      46.98%      35.51%      42.67%     62.86%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $35,107         $50,639     $64,827     $51,108     $26,540     $9,415
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.30%(c)        2.18%       2.29%       2.35%       2.65%      2.65%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.31%(c)        2.20%       2.32%       2.38%       2.68%      3.33%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     2.13%(c)        0.22%      (0.08)%     (0.15)%     (1.03)%    (0.93)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 11%             20%         35%         72%         71%       130%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $39,581,303.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM EUROPEAN SMALL COMPANY FUND

                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 21.88         $ 26.73     $ 21.03     $ 16.53     $ 11.84     $ 7.27
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.22(a)         0.06(a)    (0.01)      (0.03)(a)   (0.14)(a)  (0.09)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (2.65)           1.84        9.75        5.86        5.19       4.66
============================================================================================================================
     Total from investment operations                   (2.43)           1.90        9.74        5.83        5.05       4.57
============================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.15)      (0.06)         --          --         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (6.60)      (3.98)      (1.33)      (0.36)        --
============================================================================================================================
     Total distributions                                   --           (6.75)      (4.04)      (1.33)      (0.36)        --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00        0.00        0.00        0.00         --
============================================================================================================================
Net asset value, end of period                        $ 19.45         $ 21.88     $ 26.73     $ 21.03     $ 16.53     $11.84
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (11.11)%          7.10%      46.90%      35.49%      42.75%     62.86%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $44,907         $58,252     $77,576     $59,930     $27,983     $6,346
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.30%(c)        2.18%       2.29%       2.35%       2.65%      2.65%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.31%(c)        2.20%       2.32%       2.38%       2.68%      3.33%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     2.13%(c)        0.22%      (0.08)%     (0.15)%     (1.03)%    (0.93)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 11%             20%         35%         72%         71%       130%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $48,143,537.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders

15        AIM EUROPEAN SMALL COMPANY FUND
issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.


  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


16        AIM EUROPEAN SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $892.00        $ 7.29      $1,017.16       $ 7.77       1.55%
---------------------------------------------------------------------------------------------------
        B            1,000.00        888.90         10.80       1,013.43        11.51       2.30
---------------------------------------------------------------------------------------------------
        C            1,000.00        888.50         10.80       1,013.43        11.51       2.30
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


17        AIM EUROPEAN SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    the information provided differently from
Funds Group is required under the            renewal process, the Trustees receive        one another and attributed different
Investment Company Act of 1940 to approve    comparative performance and fee data         weight to the various factors. The
annually the renewal of the AIM European     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Small Company Fund (the Fund) investment     independent company, Lipper, Inc.            arrangements and resulting advisory fees
advisory agreement with Invesco Aim          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   SubCommittee's recommendations in making     INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
strategies and limitations of these funds.   investment advisory agreement and            fixed income trading operations. The Board
                                             sub-advisory agreements were considered      concluded that the nature, extent and
   In addition to their meetings             separately, although the Board also          quality of the advisory services provided
throughout the year, the Sub-Committees      considered the common interests of all of    to the Fund by Invesco Aim were
meet at designated contract renewal          the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
meetings each year to conduct an in-depth    Board considered all of the information      is providing satisfactory advisory
review of the performance, fees and          provided to them and did not identify any    services in accordance with the terms of
expenses of                                  particular factor that was controlling.      the Fund's investment advisory agreement.
                                             Each Trustee may have evaluated              In addition, based on their ongoing
                                                                                          meetings throughout the year with the

                                                                                                                           continued


18 AIM EUROPEAN SMALL COMPANY FUND

Fund's portfolio manager or managers, the    continues to be responsive to the Board's    because of the breakpoints. Based on this
Board concluded that these individuals are   focus on fund performance. Although the      information, the Board concluded that the
competent and able to continue to carry      independent written evaluation of the        Fund's advisory fees appropriately reflect
out their responsibilities under the         Fund's Senior Officer only considered Fund   economies of scale at current asset
Fund's investment advisory agreement.        performance through the most recent          levels. The Board also noted that the Fund
                                             calendar year, the Board also reviewed       shares directly in economies of scale
   In determining whether to continue the    more recent Fund performance and this        through lower fees charged by third party
Fund's investment advisory agreement, the    review did not change their conclusions.     service providers based on the combined
Board considered the prior relationship                                                   size of all of the AIM Funds and
between Invesco Aim and the Fund, as well       C. Advisory Fees and Fee Waivers          affiliates.
as the Board's knowledge of Invesco Aim's
operations, and concluded that it was        The Board compared the Fund's contractual       E. Profitability and Financial
beneficial to maintain the current           advisory fee rate to the contractual               Resources of Invesco Aim
relationship, in part, because of such       advisory fee rates of funds in the Fund's
knowledge. The Board also considered the     expense group that are not managed by        The Board reviewed information from
steps that Invesco Aim and its affiliates    Invesco Aim, at a common asset level and     Invesco Aim concerning the costs of the
have taken over the last several years to    as of the end of the past calendar year.     advisory and other services that Invesco
improve the quality and efficiency of the    The Board noted that the Fund's              Aim and its affiliates provide to the Fund
services they provide to the AIM Funds in    contractual advisory fee rate was above      and the profitability of Invesco Aim and
the areas of investment performance,         the median contractual advisory fee rate     its affiliates in providing these
product line diversification,                of funds in its expense group. The Board     services. The Board also reviewed
distribution, fund operations, shareholder   also reviewed the methodology used by        information concerning the financial
services and compliance. The Board           Lip-per in determining contractual fee       condition of Invesco Aim and its
concluded that the quality and efficiency    rates.                                       affiliates. The Board also reviewed with
of the services Invesco Aim and its                                                       Invesco Aim the methodology used to
affiliates provide to the AIM Funds in          The Board also compared the Fund's        prepare the profitability information. The
each of these areas have generally           effective fee rate (the advisory fee after   Board considered the overall profitability
improved, and support the Board's approval   any advisory fee waivers and before any      of Invesco Aim, as well as the
of the continuance of the Fund's             expense limitations/waivers) to the          profitability of Invesco Aim in connection
investment advisory agreement.               advisory fee rates of other clients of       with managing the Fund. The Board noted
                                             Invesco Aim and its affiliates with          that Invesco Aim continues to operate at a
   B. Fund Performance                       investment strategies comparable to those    net profit, although increased expenses in
                                             of the Fund, including one mutual fund       recent years have reduced the
The Board compared the Fund's performance    advised by Invesco Aim. The Board noted      profitability of Invesco Aim and its
during the past one, three and five          that the Fund's rate was above the rate      affiliates. The Board concluded that the
calendar years to the performance of funds   for the other mutual fund.                   Fund's fees were fair and reasonable, and
in the Fund's performance group that are                                                  that the level of profits realized by
not managed by Invesco Aim, and against         Based upon amendments to the Fund's       Invesco Aim and its affiliates from
the performance of all funds in the          contractual advisory fee schedule in         providing services to the Fund was not
Lip-per European Region Funds Index. The     recent years, the Board concluded that it    excessive in light of the nature, quality
Board also reviewed the criteria used by     was not necessary at this time to discuss    and extent of the services provided. The
Invesco Aim to identify the funds in the     with Invesco Aim whether to amend the       Board considered whether Invesco Aim is
Fund's performance group for inclusion in    contractual advisory fee schedule or         financially sound and has the resources
the Lipper reports. The Board noted that     implement any fee waivers or expense         necessary to perform its obligations under
the Fund's performance was in the fourth     limitations for the Fund.                    the Fund's investment advisory agreement,
quintile of its performance group for the                                                 and concluded that Invesco Aim has the
one year period and the first quintile for      After taking account of the Fund's        financial resources necessary to fulfill
the three and five year periods (the first   contractual advisory fee rate, as well as    these obligations.
quintile being the best performing funds     the comparative advisory fee information
and the fifth quintile being the worst       discussed above, the Board concluded that       F. Independent Written Evaluation of
performing funds). The Board noted that      the Fund's advisory fees were fair and             the Fund's Senior Officer
the Fund's performance was below the         reasonable.
performance of the Index for the one year                                                 The Board noted that, at their direction,
period and above the performance for the        D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
three and five year periods. The Board                                                    independent of Invesco Aim and Invesco
noted that Invesco Aim acknowledges the      The Board considered the extent to which     Aim's affiliates, had prepared an
Fund's underperformance because of           there are economies of scale in Invesco      independent written evaluation to assist
shorter term performance results and         Aim's provision of advisory services to      the Board in determining the
continues to monitor the Fund. The Board     the Fund. The Board also considered          reasonableness of the proposed management
also considered the steps Invesco Aim has    whether the Fund benefits from such          fees of the AIM Funds, including the Fund.
taken over the last several years to         economies of scale through contractual       The Board noted that they had relied upon
improve the quality and efficiency of the    breakpoints in the Fund's advisory fee       the Senior Officer's written evaluation
services that Invesco Aim provides to the    schedule or through advisory fee waivers     instead of a competitive bidding process.
AIM Funds. The Board concluded that          or expense limitations. The Board noted      In determining whether to continue the
Invesco Aim                                  that the Fund's contractual advisory fee     Fund's investment advisory agreement, the
                                             schedule includes seven breakpoints and      Board considered the Senior Officer's
                                             that the level of the Fund's advisory        written evaluation.
                                             fees, as a percentage of the Fund's net
                                             assets, has decreased as net assets
                                             increased


                                                                                                                           continued


19 AIM EUROPEAN SMALL COMPANY FUND

   G. Collateral Benefits to Invesco Aim     to 100% of the net advisory fees Invesco     of the Fund's assets.
       and its Affiliates                    Aim receives from the affiliated money
                                             market funds with respect to the Fund's         C. Sub-Advisory Fees
The Board considered various other           investment of uninvested cash, but not
benefits received by Invesco Aim and its     cash collateral. The Board considered the    The Board considered the services to be
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
relationship with the Fund, including        noted that it remains in effect until at     pursuant to the sub-advisory agreements
the fees received by Invesco Aim and its     least June 30, 2009. The Board concluded     and the services to be provided by Invesco
affiliates for their provision of            that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
administrative, transfer agency and          cash and cash collateral from any            advisory agreement, as well as the
distribution services to the Fund. The       securities lending arrangements in the       allocation of fees between Invesco Aim and
Board considered the performance of          affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates in            best interests of the Fund and its           the sub-advisory agreements. The Board
providing these services and the             shareholders.                                noted that the sub-advisory fees have no
organizational structure employed by                                                      direct effect on the Fund or its
Invesco Aim and its affiliates to            II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
provide these services. The Board also                                                    Aim to the Affiliated Sub-Advisers, and
considered that these services are              A. Nature, Extent and Quality of          that Invesco Aim and the Affiliated
provided to the Fund pursuant to written           Services Provided by Affiliated        Sub-Advisers are affiliates. After taking
contracts which are reviewed and                   Sub-Advisers                           account of the Fund's contractual
approved on an annual basis by the                                                        sub-advisory fee rate, as well as other
Board. The Board concluded that Invesco      The Board reviewed the services to be        relevant factors, the Board concluded that
Aim and its affiliates were providing        provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
these services in a satisfactory manner      Asset Management Deutschland, GmbH,          reasonable.
and in accordance with the terms of          Invesco Asset Management Limited, Invesco
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
continue to provide these services to        Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
the Fund.                                    Management (N.A.), Inc., Invesco Hong Kong
                                             Limited, Invesco Institutional (N.A.),       The Board considered whether each
   The Board considered the benefits         Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          sound and has the resources necessary to
portfolio brokerage transactions             "Affiliated Sub-Advisers") under the         perform its obligations under its
executed through "soft dollar"               sub-advisory agreements and the              respective sub-advisory agreement, and
arrangements. Under these arrangements,      credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
portfolio brokerage commissions paid by      and employees of the Affiliated              has the financial resources necessary to
the Fund and/or other funds advised by       Sub-Advisers who will provide these          fulfill these obligations.
Invesco Aim are used to pay for research     services. The Board concluded that the
and execution services. The Board noted      nature, extent and quality of the services
that soft dollar arrangements shift the      to be provided by the Affiliated
payment obligation for the research and      Sub-Advisers were appropriate. The Board
execution services from Invesco Aim to       noted that the Affiliated Sub-Advisers,
the funds and therefore may reduce           which have offices and personnel that are
Invesco Aim's expenses. The Board also       geographically dispersed in financial
noted that research obtained through         centers around the world, have been formed
soft dollar arrangements may be used by      in part for the purpose of researching and
Invesco Aim in making investment             compiling information and making
decisions for the Fund and may therefore     recommendations on the markets and
benefit Fund shareholders. The Board         economies of various countries and
concluded that Invesco Aim's soft dollar     securities of companies located in such
arrangements were appropriate. The Board     countries or on various types of
also concluded that, based on their          investments and investment techniques, and
review and representations made by           providing investment advisory services.
Invesco Aim, these arrangements were         The Board concluded that the sub-advisory
consistent with regulatory requirements.     agreements will benefit the Fund and its
                                             shareholders by permitting In-vesco Aim to
   The Board considered the fact that        utilize the additional resources and
the Fund's uninvested cash and cash          talent of the Affiliated Sub-Advisers in
collateral from any securities lending       managing the Fund.
arrangements may be invested in money
market funds advised by Invesco Aim             B. Fund Performance
pursuant to procedures approved by the
Board. The Board noted that Invesco Aim      The Board did not view Fund performance as
will receive advisory fees from these        a relevant factor in considering whether
affiliated money market funds                to approve the sub-advisory agreements for
attributable to such investments,            the Fund, as no Affiliated Sub-Adviser
although Invesco Aim has contractually       currently manages any portion
agreed to waive through at least June
30, 2009, the advisory fees payable by
the Fund in an amount equal


20 AIM EUROPEAN SMALL COMPANY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM European Small Company Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

  The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   136,849,147          4,123,920
      Frank S. Bayley...................................................   136,856,960          4,116,107
      James T. Bunch....................................................   136,850,068          4,122,999
      Bruce L. Crockett.................................................   136,834,285          4,138,782
      Albert R. Dowden..................................................   136,851,266          4,121,801
      Jack M. Fields....................................................   136,893,917          4,079,150
      Martin L. Flanagan................................................   136,889,028          4,084,039
      Carl Frischling...................................................   136,837,466          4,135,601
      Prema Mathai-Davis................................................   136,840,379          4,132,688
      Lewis F. Pennock..................................................   136,853,427          4,119,640
      Larry Soll, Ph.D. ................................................   136,708,623          4,264,444
      Raymond Stickel, Jr. .............................................   136,747,468          4,225,599
      Philip A. Taylor..................................................   136,731,527          4,241,540




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   89,092,876        12,597,596         4,024,351         35,258,244
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................    6,393,586           260,462           231,430          2,519,044



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


21        AIM EUROPEAN SMALL COMPANY FUND

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print
  them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   ESC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM GLOBAL CORE EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                               On July 24, 2008, after the close of the reporting period covered by this report, AIM Global Value Fund was renamed AIM Global Core Equity Fund.

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                6   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 16   Financial Highlights
                               19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY                                                                       In conjunction with the change of the
                                                                                          Fund's management team on July 9, 2008,
FUND VS. INDEXES                                                                          and the corresponding change in the Fund's
                                                                                          investment style from global value to
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      global core, the Fund has elected to use
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   the Lipper Global Large-Cap Core Funds
sales charges, which would have reduced performance.                                      Index to represent its peer group rather
                                                                                          than the Lipper Global Multi-Cap Value
                                                                                          Funds Index. The Lipper Global Large-Cap
Class A Shares                                                                  -13.14%   Core Funds Index more closely reflects the
Class B Shares                                                                  -13.53    performance of the types of securities in
Class C Shares                                                                  -13.52    which the Fund invests. In addition, the
MSCI World Index(triangle) (Broad Market Index)                                 -10.57    MSCI World Value Index no longer reflects
MSCI World Value Index(triangle) (Style-Specific Index)                         -14.15    the performance of the types of securities
Lipper Global Multi-Cap Value Funds Index(triangle) (Peer Group Index)          -11.74    in which the Fund invests. The Lipper
                                                                                          Global Large-Cap Core Funds Index is an
(triangle)Lipper Inc.                                                                     equally weighted representation of the
                                                                                          largest funds in the Lipper Global
The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization       Large-Cap Core Funds category.
index that is designed to measure global developed market equity performance.

   The MSCI WORLD VALUE INDEX is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance.

   The LIPPER GLOBAL MULTI-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Value Funds category. These funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 VESTMENT RETURN AND PRINCIPAL VALUE WILL        THE PERFORMANCE OF THE FUND'S SHARE
As of 6/30/08, including maximum             FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CLASSES WILL DIFFER PRIMARILY DUE TO
applicable sales charges                     LOSS WHEN YOU SELL SHARES.                   DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
CLASS A SHARES                                  THE NET ANNUAL FUND OPERATING EXPENSE
Inception (12/29/00)                  6.40%  RATIO SET FORTH IN THE MOST RECENT FUND         HAD THE ADVISOR NOT WAIVED FEES AND/OR
 5 Years                              9.98   PROSPECTUS AS OF THE DATE OF THIS REPORT     REIMBURSED EXPENSES IN THE PAST, PER-
 1 Year                             -20.19   FOR CLASS A, CLASS B AND CLASS C SHARES      FORMANCE WOULD HAVE BEEN LOWER.
CLASS B SHARES                               WAS 1.45%, 2.20% AND 2.20%,
Inception (12/29/00)                  6.47%  RESPECTIVELY.(1) THE TOTAL ANNUAL FUND          A REDEMPTION FEE OF 2% WILL BE IM-
 5 Years                             10.15   OPERATING EXPENSE RATIO SET FORTH IN THE     POSED ON CERTAIN REDEMPTIONS OR EX-
 1 Year                             -20.21   MOST RECENT FUND PROSPECTUS AS OF THE DATE   CHANGES OUT OF THE FUND WITHIN 30 DAYS OF
CLASS C SHARES                               OF THIS REPORT FOR CLASS A, CLASS B AND      PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE
Inception (12/29/00)                  6.48%  CLASS C SHARES WAS 1.46%, 2.21% AND 2.21%,   ARE LISTED IN THE FUND'S PROSPECTUS.
 5 Years                             10.43   RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
 1 Year                             -16.98   ABOVE MAY VARY FROM THE EXPENSE RATIOS       (1) Total annual operating expenses less
==========================================   PRESENTED IN OTHER SECTIONS OF THIS REPORT       any contractual fee waivers and/or
                                             THAT ARE BASED ON EXPENSES INCURRED DURING       expense reimbursements by the advisor
THE PERFORMANCE DATA QUOTED REPRESENT PAST   THE PERIOD COVERED BY THIS REPORT.               in effect through at least June 30,
PERFORMANCE AND CANNOT GUARANTEE                                                              2009. See current prospectus for more
COMPARABLE FUTURE RESULTS; CURRENT              CLASS A SHARE PERFORMANCE REFLECTS THE        information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
VISIT INVESCOAIM.COM FOR THE MOST RECENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   APPLICABLE CONTINGENT DEFERRED SALES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
IN NET ASSET VALUE AND THE EFFECT OF THE     CDSC ON CLASS B SHARES DECLINES FROM 5%
MAXIMUM SALES CHARGE UNLESS OTHERWISE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   THE BEGINNING OF THE SEVENTH YEAR. THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ON FUND DISTRIBUTIONS OR SALE OF FUND        YEAR AFTER PURCHASE.
SHARES. IN-


2   AIM GLOBAL CORE EQUITY FUND

                               Dear Fellow Shareholders:

                               As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective
[CROCKETT PHOTO]               and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                  We remain enthusiastic about the global reach and investment expertise that Invesco, a leading
Bruce Crockett                 independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM GLOBAL CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Financials                                                           17.3%
-------------------------------------------------------------------------
Information Technology                                               16.4
-------------------------------------------------------------------------
Consumer Staples                                                     11.9
-------------------------------------------------------------------------
Energy                                                               10.8
-------------------------------------------------------------------------
Telecommunication Services                                            8.2
-------------------------------------------------------------------------
Health Care                                                           7.2
-------------------------------------------------------------------------
Industrials                                                           7.0
-------------------------------------------------------------------------
Materials                                                             6.9
-------------------------------------------------------------------------
Consumer Discretionary                                                6.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.3
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-91.69%

CANADA-18.43%

Agnico-Eagle Mines Ltd.                                  52,400    $  3,854,056
-------------------------------------------------------------------------------
Barrick Gold Corp.                                      175,600       7,996,840
-------------------------------------------------------------------------------
Denison Mines Corp.(b)(c)                               363,700       3,190,664
-------------------------------------------------------------------------------
E-L Financial Corp. Ltd.                                 10,228       5,413,962
-------------------------------------------------------------------------------
EnCana Corp.                                             46,300       4,210,659
-------------------------------------------------------------------------------
Harvest Energy Trust                                    117,700       2,828,861
-------------------------------------------------------------------------------
Nortel Networks Corp.(c)                                    289           2,375
-------------------------------------------------------------------------------
OPTI Canada Inc.(c)                                     143,300       3,265,757
-------------------------------------------------------------------------------
Paladin Energy Ltd.(c)                                  594,300       3,635,005
-------------------------------------------------------------------------------
Suncor Energy, Inc.                                      75,600       4,378,012
-------------------------------------------------------------------------------
Talisman Energy Inc.                                    193,700       4,273,855
-------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B                                57,400       2,753,535
-------------------------------------------------------------------------------
Viterra, Inc.(c)                                        129,100       1,770,348
===============================================================================
                                                                     47,573,929
===============================================================================


FINLAND-0.64%

Nokia Oyj-ADR                                            67,000       1,641,500
===============================================================================


FRANCE-2.55%

Renault S.A.(d)                                          34,500       2,822,589
-------------------------------------------------------------------------------
Sanofi-Aventis(d)                                        56,400       3,752,037
===============================================================================
                                                                      6,574,626
===============================================================================


GERMANY-1.16%

Bayerische Motoren Werke A.G.(d)                         62,300       2,989,751
===============================================================================


HONG KONG-5.31%

Cheung Kong (Holdings) Ltd.(d)                          399,000       5,365,621
-------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                     775,000       4,830,518
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.(d)                         259,000       3,506,405
===============================================================================
                                                                     13,702,544
===============================================================================


JAPAN-16.31%

Japan Petroleum Exploration Co., Ltd.(b)(d)              24,700       1,769,246
-------------------------------------------------------------------------------
Keyence Corp.(b)                                         37,000       8,813,507
-------------------------------------------------------------------------------
Meitec Corp.(b)                                         358,900      10,175,087
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.(d)                 237,200       2,088,341
-------------------------------------------------------------------------------
Mizuho Financial Group, Inc.(d)                             479       2,218,451
-------------------------------------------------------------------------------
Nomura Holdings, Inc.(b)                                117,100       1,734,937
-------------------------------------------------------------------------------
NTT DoCoMo, Inc.(d)                                       6,741       9,887,241
-------------------------------------------------------------------------------
Toyota Industries Corp.(d)                              169,900       5,408,621
===============================================================================
                                                                     42,095,431
===============================================================================


NETHERLANDS-1.89%

Heineken N.V.(d)                                         96,100       4,884,601
===============================================================================


SINGAPORE-2.22%

Singapore Airport Terminal Services Ltd.(d)           3,500,500       5,739,632
===============================================================================


SOUTH KOREA-2.11%

SK Telecom Co., Ltd.-ADR(b)                             262,600       5,454,202
===============================================================================


SWITZERLAND-4.84%

Nestle S.A.(d)                                          111,500       5,026,892
-------------------------------------------------------------------------------
Novartis A.G.(d)                                        135,900       7,453,670
===============================================================================
                                                                     12,480,562
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
THAILAND-0.53%

Siam Cement PCL (The)                                   230,700    $  1,373,296
===============================================================================


UNITED KINGDOM-6.95%

Diageo PLC(d)                                           276,954       5,086,897
-------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR                                 111,700       4,939,374
-------------------------------------------------------------------------------
Lloyds TSB Group PLC(d)                                 358,600       2,197,760
-------------------------------------------------------------------------------
Vodafone Group PLC(d)                                 1,940,237       5,717,054
===============================================================================
                                                                     17,941,085
===============================================================================


UNITED STATES-28.75%

Alcoa Inc.                                               53,000       1,887,860
-------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                84,800       5,267,776
-------------------------------------------------------------------------------
Avon Products, Inc.                                     105,600       3,803,712
-------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(c)                           81       9,780,750
-------------------------------------------------------------------------------
Comcast Corp.-Class A                                   222,689       4,224,410
-------------------------------------------------------------------------------
Dell Inc.(c)                                            338,350       7,403,098
-------------------------------------------------------------------------------
Grey Wolf, Inc.(c)                                       48,543         438,343
-------------------------------------------------------------------------------
Legg Mason, Inc.                                         65,600       2,858,192
-------------------------------------------------------------------------------
Merck & Co. Inc.                                         67,200       2,532,768
-------------------------------------------------------------------------------
Microsoft Corp.                                         324,200       8,918,742
-------------------------------------------------------------------------------
Motorola, Inc.                                        1,063,000       7,802,420
-------------------------------------------------------------------------------
Progressive Corp. (The)                                 253,800       4,751,136
-------------------------------------------------------------------------------
QLogic Corp.(c)                                         178,400       2,602,856
-------------------------------------------------------------------------------
Symantec Corp.(c)                                       259,800       5,027,130
-------------------------------------------------------------------------------
Tyco International Ltd.                                  50,850       2,036,034
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    86,499       4,861,244
===============================================================================
                                                                     74,196,471
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $235,981,147)                                          236,647,630
===============================================================================



MONEY MARKET FUNDS-9.67%

Liquid Assets Portfolio-Institutional Class(e)       12,473,032      12,473,032
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             12,473,032      12,473,032
===============================================================================
     Total Money Market Funds (Cost $24,946,064)                     24,946,064
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-101.36% (Cost $260,927,211)                                 261,593,694
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-7.22%

Liquid Assets Portfolio-Institutional Class (Cost
  $18,639,947)(e)(f)                                 18,639,947      18,639,947
===============================================================================
TOTAL INVESTMENTS-108.58% (Cost $279,567,158)                       280,233,641
===============================================================================
OTHER ASSETS LESS LIABILITIES-(8.58)%                               (22,142,518)
===============================================================================
NET ASSETS-100.00%                                                 $258,091,123
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $75,914,809, which represented 29.41% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $235,981,147)*                          $236,647,630
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $43,586,011)                  43,586,011
======================================================
     Total investments (Cost
       $279,567,158)                       280,233,641
======================================================
Foreign currencies, at value (Cost
  $696,121)                                    716,862
------------------------------------------------------
Receivables for:
  Fund shares sold                             204,913
------------------------------------------------------
  Dividends                                    680,472
------------------------------------------------------
  Foreign currency contracts                   226,539
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             23,249
------------------------------------------------------
Other assets                                    24,665
======================================================
     Total assets                          282,110,341
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      3,910,623
------------------------------------------------------
  Fund shares reacquired                     1,167,339
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 18,639,947
------------------------------------------------------
  Accrued fees to affiliates                   143,216
------------------------------------------------------
  Accrued other operating expenses             122,809
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              35,284
======================================================
     Total liabilities                      24,019,218
======================================================
Net assets applicable to shares
  outstanding                             $258,091,123
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $268,402,507
------------------------------------------------------
Undistributed net investment income           (436,150)
------------------------------------------------------
Undistributed net realized gain (loss)     (10,815,890)
------------------------------------------------------
Unrealized appreciation                        940,656
======================================================
                                          $258,091,123
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $102,442,196
______________________________________________________
======================================================
Class B                                   $ 31,566,930
______________________________________________________
======================================================
Class C                                   $ 22,689,877
______________________________________________________
======================================================
Institutional Class                       $101,392,120
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      7,491,956
______________________________________________________
======================================================
Class B                                      2,375,194
______________________________________________________
======================================================
Class C                                      1,706,054
______________________________________________________
======================================================
Institutional Class                          7,384,723
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      13.67
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.67 divided
     by 94.50%)                           $      14.47
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      13.29
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      13.30
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      13.73
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $17,957,186 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $262,902)                            $  3,060,495
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $56,695)                                                                            466,405
================================================================================================
     Total investment income                                                           3,526,900
================================================================================================


EXPENSES:

Advisory fees                                                                          1,125,770
------------------------------------------------------------------------------------------------
Administrative services fees                                                              47,381
------------------------------------------------------------------------------------------------
Custodian fees                                                                            36,037
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                142,730
------------------------------------------------------------------------------------------------
  Class B                                                                                193,738
------------------------------------------------------------------------------------------------
  Class C                                                                                137,871
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                        284,326
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         280
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 12,459
------------------------------------------------------------------------------------------------
Other                                                                                    138,599
================================================================================================
     Total expenses                                                                    2,119,191
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (22,841)
================================================================================================
     Net expenses                                                                      2,096,350
================================================================================================
Net investment income                                                                  1,430,550
================================================================================================
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $72,568)                                                                         (5,028,135)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (115,119)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (916,123)
================================================================================================
                                                                                      (6,059,377)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (37,778,454)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      25,247
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (613,498)
================================================================================================
                                                                                     (38,366,705)
================================================================================================
Net realized and unrealized gain (loss)                                              (44,426,082)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $(42,995,532)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,430,550    $  3,487,366
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (6,059,377)      4,298,075
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (38,366,705)     (1,029,315)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (42,995,532)      6,756,126
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --      (1,860,686)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --        (223,283)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --        (152,179)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --      (2,095,499)
=======================================================================================================
     Total distributions from net investment income                                 --       (4,331,647)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --      (4,652,489)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --      (1,758,838)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --      (1,198,736)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --      (3,634,288)
=======================================================================================================
     Total distributions from net realized gains                                    --      (11,244,351)
=======================================================================================================
Share transactions-net:
  Class A                                                                   (19,686,818)     (6,728,890)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (12,174,592)    (14,221,922)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (7,562,758)     (9,504,540)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                         4,373,783      65,524,804
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (35,050,385)     35,069,452
=======================================================================================================
     Net increase (decrease) in net assets                                  (78,045,917)     26,249,580
_______________________________________________________________________________________________________
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       336,137,040     309,887,460
-------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $(436,150) and $(1,866,700), respectively)                            $258,091,123    $336,137,040
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Core Equity Fund, formerly AIM Global Value Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


9        AIM GLOBAL CORE EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

10        AIM GLOBAL CORE EQUITY FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $15,844.


11        AIM GLOBAL CORE EQUITY FUND

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $658.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $11,814 in front-end sales commissions from the sale of Class A shares and $855, $31,964 and $2,815 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $204,318,832
--------------------------------------
Level 2                    75,914,809
--------------------------------------
Level 3                            --
======================================
                         $280,233,641
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $1,671,000, which resulted in net realized gains of $72,568.


12        AIM GLOBAL CORE EQUITY FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,339.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,899 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--FOREIGN CURRENCY CONTRACTS


                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT TO
SETTLEMENT                                            --------------------------------------        VALUE           UNREALIZED
DATE                                                        DELIVER              RECEIVE           06/30/08        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
                                                            2,838,000,0-           27,392,4-
8/21/2008                                             JPY             00     USD          69     $26,808,652         $583,817
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   28,463,6-
9/10/2008                                             CAD     29,050,000     USD          49      28,447,872           15,777
---------------------------------------------------------------------------------------------------------------------------------
                                                            3,850,000,0-
9/10/2008                                             KRW             00     USD   3,718,549       3,669,812           48,737
=================================================================================================================================
                                                                                                                     $648,331
_________________________________________________________________________________________________________________________________
=================================================================================================================================




                                                                    CONTRACT TO
SETTLEMENT                                            --------------------------------------        VALUE          UNREALIZED
DATE                                                        DELIVER              RECEIVE           06/30/08      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
8/21/2008                                             EUR      6,400,000     USD   9,882,752     $10,049,274        $(166,522)
-------------------------------------------------------------------------------------------------------------------------------
8/21/2008                                             GBP      4,400,000     USD   8,506,520       8,728,223         (221,703)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $(388,225)
===============================================================================================================================
  Total open foreign currency contracts                                                                             $ 260,106
_______________________________________________________________________________________________________________________________
===============================================================================================================================




                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT TO
CLOSED                                                --------------------------------------        VALUE           REALIZED
DATE                                                        DELIVER              RECEIVE          06/30/08            GAIN
--------------------------------------------------------------------------------------------------------------------------------
6/16/2008                                             EUR      1,000,000     USD   1,544,180     $1,542,140          $2,040
________________________________________________________________________________________________________________________________
================================================================================================================================




                                                                    CONTRACT TO
CLOSED                                                --------------------------------------        VALUE           REALIZED
DATE                                                        DELIVER              RECEIVE          06/30/08           (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
6/16/2008                                             EUR      1,100,000     USD   1,698,598     $1,723,480         $(24,882)
--------------------------------------------------------------------------------------------------------------------------------
6/16/2008                                             GBP        500,000     USD     966,650        977,375          (10,725)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $(35,607)
--------------------------------------------------------------------------------------------------------------------------------
  Total closed foreign currency contracts                                                                           $(33,567)
================================================================================================================================
  Total foreign currency contracts                                                                                  $226,539
________________________________________________________________________________________________________________________________
================================================================================================================================




  CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar         JPY -- Japanese Yen
EUR -- Euro                    KRW -- South Korea Won
GBP -- British Pound Sterling  USD -- U.S. Dollar




13        AIM GLOBAL CORE EQUITY FUND

NOTE 9--TAX INFORMATION


  The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 10--OPTION CONTRACTS WRITTEN


                                  TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------
                                                                             CALL OPTION CONTRACTS
                                                                            ----------------------
                                                                            NUMBER OF     PREMIUMS
                                                                            CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------------------
Beginning of period                                                             --        $     --
--------------------------------------------------------------------------------------------------
Written                                                                        767          91,007
--------------------------------------------------------------------------------------------------
Expired                                                                        767         (91,007)
--------------------------------------------------------------------------------------------------
End of period                                                                   --        $     --
__________________________________________________________________________________________________
==================================================================================================



NOTE 11--INVESTMENT SECURITIES


  The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $76,224,328 and $114,943,500, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 20,727,870
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (22,277,111)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (1,549,241)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $281,782,882.




14        AIM GLOBAL CORE EQUITY FUND

NOTE 12--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       309,300     $  4,415,791      2,333,811     $ 38,668,393
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        78,698        1,093,291        652,181       10,492,639
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       119,019        1,648,649        818,145       13,161,513
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           627,744        9,067,395      3,637,243       60,833,946
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        389,392        6,132,925
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        119,309        1,833,783
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --         83,493        1,284,116
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        363,335        5,729,787
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       353,598        5,002,454        473,239        7,815,385
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (363,153)      (5,002,454)      (487,035)      (7,815,385)
========================================================================================================================
Reacquired:(b)
  Class A                                                    (2,039,429)     (29,105,063)    (3,577,959)     (59,345,593)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (595,184)      (8,265,429)    (1,162,019)     (18,732,959)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (664,705)      (9,211,407)    (1,481,903)     (23,950,169)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (331,819)      (4,693,612)       (66,013)      (1,038,929)
========================================================================================================================
                                                             (2,505,931)    $(35,050,385)     2,095,219     $ 35,069,452
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 39% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $446 and $7,024 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.

NOTE 13--NEW ACCOUNTING STANDARD


  In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


15        AIM GLOBAL CORE EQUITY FUND

NOTE 14--FINANCIAL HIGHLIGHTS


  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                       JUNE 30,         --------------------------------------------------------
                                                         2008             2007         2006         2005        2004       2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  15.75         $  16.14     $  13.97     $ 13.28     $ 11.74     $ 9.05
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                 0.07             0.18         0.14        0.13        0.01(b)    0.01
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (2.15)            0.19         2.82        1.38        2.04       2.89
================================================================================================================================
     Total from investment operations                     (2.08)            0.37         2.96        1.51        2.05       2.90
================================================================================================================================
Less distributions:
  Dividends from net investment income                       --            (0.22)       (0.17)      (0.16)      (0.03)     (0.09)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --            (0.54)       (0.62)      (0.66)      (0.48)     (0.12)
================================================================================================================================
     Total distributions                                     --            (0.76)       (0.79)      (0.82)      (0.51)     (0.21)
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00             0.00         0.00        0.00        0.00         --
================================================================================================================================
Net asset value, end of period                         $  13.67         $  15.75     $  16.14     $ 13.97     $ 13.28     $11.74
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                          (13.21)%           2.31%       21.16%      11.35%      17.50%     32.15%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $102,442         $139,688     $149,283     $93,363     $36,092     $9,270
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.52%(d)         1.44%        1.53%       1.62%       2.00%      2.00%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        1.53%(d)         1.47%        1.58%       1.67%       2.20%      3.12%
================================================================================================================================
Ratio of net investment income to average net
  assets                                                   0.98%(d)         1.08%        0.88%       0.91%       0.10%(b)   0.14%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                   29%              35%          24%         51%        129%       372%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.02) and (0.14)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $114,811,602.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      CLASS B
                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30,         ------------------------------------------------------
                                                          2008             2007        2006        2005        2004       2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 15.37         $ 15.73     $ 13.65     $ 13.02     $ 11.57     $ 8.94
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           0.02            0.05        0.02        0.03       (0.07)(b)  (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (2.10)           0.20        2.75        1.34        2.00       2.83
===============================================================================================================================
     Total from investment operations                      (2.08)           0.25        2.77        1.37        1.93       2.78
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        --           (0.07)      (0.07)      (0.08)      (0.00)     (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --           (0.54)      (0.62)      (0.66)      (0.48)     (0.12)
===============================================================================================================================
     Total distributions                                      --           (0.61)      (0.69)      (0.74)      (0.48)     (0.15)
===============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00            0.00        0.00        0.00        0.00         --
===============================================================================================================================
Net asset value, end of period                           $ 13.29         $ 15.37     $ 15.73     $ 13.65     $ 13.02     $11.57
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                           (13.53)%          1.62%      20.27%      10.51%      16.77%     31.26%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $31,567         $50,018     $65,013     $49,827     $24,675     $7,075
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.27%(d)        2.19%       2.28%       2.33%       2.65%      2.65%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         2.28%(d)        2.22%       2.33%       2.38%       2.85%      3.77%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                0.23%(d)        0.33%       0.13%       0.20%      (0.55)%(b) (0.51)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                    29%             35%         24%         51%        129%       372%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $38,960,519.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16        AIM GLOBAL CORE EQUITY FUND

                                                                                      CLASS C
                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30,         ------------------------------------------------------
                                                          2008             2007        2006        2005        2004       2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 15.38         $ 15.74     $ 13.66     $ 13.03     $ 11.58     $ 8.94
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           0.02            0.05        0.02        0.03       (0.07)(b)  (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (2.10)           0.20        2.75        1.34        2.00       2.84
===============================================================================================================================
     Total from investment operations                      (2.08)           0.25        2.77        1.37        1.93       2.79
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        --           (0.07)      (0.07)      (0.08)      (0.00)     (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --           (0.54)      (0.62)      (0.66)      (0.48)     (0.12)
===============================================================================================================================
     Total distributions                                      --           (0.61)      (0.69)      (0.74)      (0.48)     (0.15)
===============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00            0.00        0.00        0.00        0.00         --
===============================================================================================================================
Net asset value, end of period                           $ 13.30         $ 15.38     $ 15.74     $ 13.66     $ 13.03     $11.58
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                           (13.52)%          1.62%      20.26%      10.50%      16.75%     31.37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $22,690         $34,626     $44,587     $24,316     $10,021     $2,853
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.27%(d)        2.19%       2.28%       2.33%       2.65%      2.65%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         2.28%(d)        2.22%       2.33%       2.38%       2.85%      3.77%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                0.23%(d)        0.33%       0.13%       0.20%      (0.55)%(b) (0.51)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                    29%             35%         24%         51%        129%       372%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $27,725,789.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                     -----------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER       OCTOBER 25, 2005
                                                     SIX MONTHS ENDED              31,             (COMMENCEMENT DATE)
                                                         JUNE 30,         --------------------       TO DECEMBER 31,
                                                           2008             2007         2006              2005
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  15.77         $  16.17     $ 13.98            $13.90
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                   0.11             0.26        0.22              0.04
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (2.15)            0.19        2.83              0.86
======================================================================================================================
     Total from investment operations                       (2.04)            0.45        3.05              0.90
======================================================================================================================
Less distributions:
  Dividends from net investment income                         --            (0.31)      (0.24)            (0.16)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            (0.54)      (0.62)            (0.66)
======================================================================================================================
     Total distributions                                       --            (0.85)      (0.86)            (0.82)
======================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                   0.00             0.00        0.00              0.00
======================================================================================================================
Net asset value, end of period                           $  13.73         $  15.77     $ 16.17            $13.98
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                            (12.94)%           2.84%      21.81%             6.48%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $101,392         $111,805     $51,005            $2,542
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.95%(c)         0.93%       0.98%             1.09%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                          0.96%(c)         0.96%       1.03%             1.14%(d)
======================================================================================================================
Ratio of net investment income to average net
  assets                                                     1.55%(c)         1.59%       1.43%             1.44%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                     29%              35%         24%               51%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $102,336,806.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM GLOBAL CORE EQUITY FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM GLOBAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $868.60        $ 7.06      $1,017.30       $ 7.62       1.52%
---------------------------------------------------------------------------------------------------
        B            1,000.00        864.70         10.52       1,013.58        11.36       2.27
---------------------------------------------------------------------------------------------------
        C            1,000.00        864.80         10.52       1,013.58        11.36       2.27
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM GLOBAL CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     of the performance, fees and expenses of     controlling. Each Trustee may have
Funds Group is required under the            their assigned funds. During the contract    evaluated the information provided
Investment Company Act of 1940 to approve    renewal process, the Trustees receive        differently from one another and
annually the renewal of the AIM Global       comparative performance and fee data         attributed different weight to the various
Core Equity Fund, formerly AIM Global        regarding the AIM Funds prepared by an       factors. The Trustees recognized that the
Value Fund, (the Fund) investment advisory   independent company, Lipper, Inc.            advisory arrangements and resulting
agreement with Invesco Aim Advisors, Inc.    (Lipper), under the direction and            advisory fees for the Fund and the other
(Invesco Aim). During contract renewal       supervision of the independent Senior        AIM Funds are the result of years of
meetings held on June 18-19, 2008, the       Officer who also prepares a separate         review and negotiation between the
Board as a whole and the disinterested or    analysis of this information for the         Trustees and Invesco Aim, that the
"independent" Trustees, voting separately,   Trustees. Each Sub-Committee then makes      Trustees may focus to a greater extent on
approved the continuance of the Fund's       recommendations to the Investments           certain aspects of these arrangements in
investment advisory agreement for another    Committee regarding the performance, fees    some years than in others, and that the
year, effective July 1, 2008. In doing so,   and expenses of their assigned funds. The    Trustees' deliberations and conclusions in
the Board determined that the Fund's         Investments Committee considers each         a particular year may be based in part on
investment advisory agreement is in the      Sub-Committee's recommendations and makes    their deliberations and conclusions of
best interests of the Fund and its           its own recommendations regarding the        these same arrangements throughout the
shareholders and that the compensation to    performance, fees and expenses of the AIM    year and in prior years.
Invesco Aim under the Fund's investment      Funds to the full Board. The Investments
advisory agreement is fair and reasonable.   Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board
during their evaluation of the Fund's        whether to approve the continuance of each   The discussion below serves as a summary
investment advisory agreement with           AIM Fund's investment advisory agreement     of the Senior Officer's independent
independent legal counsel from whom they     and sub-advisory agreements for another      written evaluation with respect to the
received independent legal advice, and the   year.                                        Fund's investment advisory agreement as
independent Trustees also received                                                        well as a discussion of the material
assistance during their deliberations from      The independent Trustees are assisted     factors and related conclusions that
the independent Senior Officer, a            in their annual evaluation of the Fund's     formed the basis for the Board's approval
full-time officer of the AIM Funds who       investment advisory agreement by the         of the Fund's investment advisory
reports directly to the independent          independent Senior Officer. One              agreement and sub-advisory agreements.
Trustees.                                    responsibility of the Senior Officer is to   Unless otherwise stated, information set
                                             manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
THE BOARD'S FUND EVALUATION PROCESS          proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior
the performance of the AIM Funds that have   Officer has recommended that an                 A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    independent written evaluation be provided         Services Provided by Invesco Aim
meet throughout the year to review the       and, at the direction of the Board, has
performance of their assigned funds, and     prepared an independent written              The Board reviewed the advisory services
the Sub-Committees review monthly and        evaluation.                                  provided to the Fund by Invesco Aim under
quarterly comparative performance                                                         the Fund's investment advisory agreement,
information and periodic asset flow data        During the annual contract renewal        the performance of Invesco Aim in
for their assigned funds. These materials    process, the Board considered the factors    providing these services, and the
are prepared under the direction and         discussed below under the heading "Factors   credentials and experience of the officers
supervision of the independent Senior        and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
Officer. Over the course of each year, the   Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Sub-Committees meet with portfolio           fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
managers for their assigned funds and        investment advisory agreement and            these services included the Board's
other members of management and review       sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
with these individuals the performance,      renewal meetings and at their meetings       and product review process, various back
investment objective(s), policies,           throughout the year as part of their         office support functions provided by
strategies and limitations of these funds.   ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
   In addition to their meetings             sub-advisory agreements were considered      trading operations. The Board concluded
throughout the year, the Sub-Committees      separately, although the Board also          that the nature, extent and quality of the
meet at designated contract renewal          considered the common interests of all of    advisory services provided to the Fund by
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
review                                       Board considered all of the information      Invesco Aim currently is providing
                                             provided to them and did not identify any    satisfactory advisory services in
                                             particular factor that was                   accordance with the terms of the Fund's
                                                                                          investment advisory agreement. In
                                                                                          addition, based on their

                                                                                                                           continued


20   AIM GLOBAL CORE EQUITY FUND

ongoing meetings throughout the year with    However, due to the Fund's                   because of the breakpoint. Based on this
the Fund's portfolio manager or managers,    underperformance, the Board also concluded   information, the Board concluded that the
the Board concluded that these individuals   that it would be appropriate for the Board   Fund's advisory fees appropriately reflect
are competent and able to continue to        to continue to monitor more closely the      economies of scale at current asset
carry out their responsibilities under the   performance of the Fund. Although the        levels. The Board also noted that the Fund
Fund's investment advisory agreement.        independent written evaluation of the        shares directly in economies of scale
                                             Fund's Senior Officer only considered Fund   through lower fees charged by third party
   In determining whether to continue the    performance through the most recent          service providers based on the combined
Fund's advisory agreement, the Board         calendar year, the Board also reviewed       size of all of the AIM Funds and
considered the prior relationship between    more recent Fund performance and this        affiliates.
Invesco Aim and the Fund, as well as the     review did not change their conclusions.
Board's knowledge of Invesco Aim's                                                           E. Profitability and Financial
operations, and concluded that it was           C. Advisory Fees and Fee Waivers                Resources of Invesco Aim
beneficial to maintain the current
relationship, in part, because of such       The Board compared the Fund's contractual    The Board reviewed information from
knowledge. The Board also considered the     advisory fee rate to the contractual         Invesco Aim concerning the costs of the
steps that Invesco Aim and its affiliates    advisory fee rates of funds in the Fund's    advisory and other services that Invesco
have taken over the last several years to    Lipper expense group that are not managed    Aim and its affiliates provide to the Fund
improve the quality and efficiency of the    by Invesco Aim, at a common asset level      and the profitability of Invesco Aim and
services they provide to the Funds in the    and as of the end of the past calendar       its affiliates in providing these
areas of investment performance, product     year. The Board noted that the Fund's        services. The Board also reviewed
line diversification, distribution, fund     contractual advisory fee rate was below      information concerning the financial
operations, shareholder services and         the median contractual advisory fee rate     condition of Invesco Aim and its
compliance. The Board concluded that the     of funds in its expense group. The Board     affiliates. The Board also reviewed with
quality and efficiency of the services       also reviewed the methodology used by        Invesco Aim the methodology used to
Invesco Aim and its affiliates provide to    Lipper in determining contractual fee        prepare the profitability information. The
the AIM Funds in each of these areas have    rates. The Board noted that Invesco Aim      Board considered the overall profitability
generally improved, and support the          does not serve as an advisor to other        of Invesco Aim, as well as the
Board's approval of the continuance of the   mutual funds or other domestic clients       profitability of Invesco Aim in connection
Fund's advisory agreement.                   with investment strategies comparable to     with managing the Fund. The Board noted
                                             those of the Fund.                           that Invesco Aim continues to operate at a
   B. Fund Performance                                                                    net profit, although increased expenses in
                                                The Board noted that Invesco Aim has      recent years have reduced the
The Board compared the Fund's performance    not proposed any advisory fee waivers or     profitability of Invesco Aim and its
during the past one, three and five          expense limitations for the Fund. The        affiliates. The Board concluded that the
calendar years to the performance of funds   Board concluded that it was not necessary    Fund's fees were fair and reasonable, and
in the Fund's performance group that are     at this time to discuss with Invesco Aim     that the level of profits realized by
not managed by Invesco Aim, and against      whether to implement any fee waivers or      Invesco Aim and its affiliates from
the performance of all funds in the Lipper   expense limitations because the Fund's       providing services to the Fund was not
Global Multi-Cap Value Funds Index. The      total expenses for most classes were at or   excessive in light of the nature, quality
Board also reviewed the criteria used by     below the median total expenses of funds     and extent of the services provided. The
Invesco Aim to identify the funds in the     in the Fund's Lipper expense group that      Board considered whether Invesco Aim is
Fund's performance group for inclusion in    are not managed by Invesco Aim.              financially sound and has the resources
the Lipper reports. The Board noted that                                                  necessary to perform its obligations under
the Fund's performance was in the fourth        After taking account of the Fund's        the Fund's investment advisory agreement,
quintile of its performance group for the    contractual advisory fee rate, as well as    and concluded that Invesco Aim has the
one, three and five year periods (the        the comparative advisory fee information     financial resources necessary to fulfill
first quintile being the best performing     discussed above, the Board concluded that    these obligations.
funds and the fifth quintile being the       the Fund's advisory fees were fair and
worst performing funds). The Board noted     reasonable.                                     F. Independent Written Evaluation of
that the Fund's performance was below the                                                       the Fund's Senior Officer
performance of the Index for the one,           D. Economies of Scale and Breakpoints
three and five year periods. The Board                                                    The Board noted that, at their direction,
also noted that Invesco Aim acknowledges     The Board considered the extent to which     the Senior Officer of the Fund, who is
the Fund's underperformance and is focused   there are economies of scale in Invesco      independent of Invesco Aim and Invesco
on the longer term and business issues       Aim's provision of advisory services to      Aim's affiliates, had prepared an
that affect the Fund's performance. The      the Fund. The Board also considered          independent written evaluation to assist
Board also considered the steps Invesco      whether the Fund benefits from such          the Board in determining the
Aim has taken over the last several years    economies of scale through contractual       reasonableness of the proposed management
to improve the quality and efficiency of     breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the Fund.
the services that Invesco Aim provides to    schedule or through advisory fee waivers     The Board noted that they had relied upon
the AIM Funds. The Board concluded that      or expense limitations. The Board noted      the Senior Officer's written evaluation
Invesco Aim continues to be responsive to    that the Fund's contractual advisory fee     instead of a competitive bidding process.
the Board's focus on fund performance.       schedule includes seven breakpoints and      In determining whether to continue the
                                             that the level of the Fund's advisory        Fund's investment advisory agreement, the
                                             fees, as a percentage of the Fund's net      Board considered the Senior Officer's
                                             assets, has decreased as net assets          written evaluation.
                                             increased

                                                                                                                           continued


21   AIM GLOBAL CORE EQUITY FUND

   G. Collateral Benefits to Invesco Aim     to 100% of the net advisory fees Invesco        C. Sub-Advisory Fees
      and its Affiliates                     Aim receives from the affiliated money
                                             market funds with respect to the Fund's      The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered                                                 Sub-Advisers are affiliates. After taking
that these services are provided to the         A. Nature, Extent and Quality of          account of the Fund's contractual
Fund pursuant to written contracts which           Services Provided by Affiliated        sub-advisory fee rate, as well as other
are reviewed and approved on an annual             Sub-Advisers                           relevant factors, the Board concluded that
basis by the Board. The Board concluded                                                   the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     The Board reviewed the services to be        reasonable.
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,             D. Financial Resources of the
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset      The Board considered whether each
                                             Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              perform its obligations under its
portfolio brokerage transactions executed    Management, Inc. (collectively, the          sub-advisory agreement, and concluded that
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         each Affiliated Sub-Adviser has the
these arrangements, portfolio brokerage      sub-advisory agreements and the              financial resources necessary to fulfill
commissions paid by the Fund and/or other    credentials and experience of the officers   these obligations.
funds advised by Invesco Aim are used to     and employees of the Affiliated
pay for research and execution services.     Sub-Advisers who will provide these
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board. The           B. Fund Performance
Board noted that Invesco Aim will receive
advisory fees from these affiliated money    The Board did not view Fund performance as
market funds attributable to such            a relevant factor in considering whether
investments, although Invesco Aim has        to approve the sub-advisory agreements for
contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
least June 30, 2009, the advisory fees       currently manages any portion of the
payable by the Fund in an amount equal       Fund's assets.


22   AIM GLOBAL CORE EQUITY FUND

Supplement to Semiannual Report dated 6/30/08

AIM GLOBAL CORE EQUITY FUND

(EFFECTIVE JULY 24, 2008, AFTER THE CLOSE OF THE REPORTING PERIOD, AIM GLOBAL VALUE
FUND WAS RENAMED AIM GLOBAL CORE EQUITY FUND.)
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                             For periods ended 6/30/08                    on certain redemptions or exchanges out of
The following information has been                                                        the Fund within 30 days of purchase.
prepared to provide Institutional Class      Inception                            7.40%   Exceptions to the redemption fee are
shareholders with a performance overview        5 Years                          11.55    listed in the Fund's prospectus.
specific to their holdings. Institutional       1 Year                          -15.08
Class shares are offered exclusively to         6 Months*                       -12.94       Had the advisor not waived fees and/or
institutional investors, including defined   *  Cumulative total return that has not      reimbursed expenses in the past,
contribution plans that meet certain            been annualized                           performance would have been lower.
criteria.                                    ==========================================
                                                                                             Please note that past performance is
                                             Institutional Class shares' inception date   not indicative of future results. More
                                             is October 25, 2005. Returns since that      recent returns may be more or less than
                                             date are historical returns. All other       those shown. All returns assume
                                             returns are blended returns of historical    reinvestment of distributions at NAV.
                                             Institutional Class share performance and    Investment return and principal value will
                                             restated Class A share performance (for      fluctuate so your shares, when redeemed,
                                             periods prior to the inception date of       may be worth more or less than their
                                             Institutional Class shares) at net asset     original cost. See full report for
                                             value (NAV) and reflect the Rule 12b-1       information on comparative benchmarks.
                                             fees applicable to Class A shares. Class A   Please consult your Fund prospectus for
                                             shares' inception date is December 29,       more information. For the most current
                                             2000.                                        month-end performance, please call 800 451
                                                                                          4246 or visit invescoaim.com.
                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at   (1) Total annual operating expenses less
                                             NAV. Performance of Institutional Class          any contractual fee waivers and/or
                                             shares will differ from performance of           expense reimbursements by the advisor
                                             other share classes primarily due to             in effect through at least June 30,
                                             differing sales charges and class                2009. See current prospectus for more
                                             expenses.                                        information.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.94%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.95%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   GCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $870.60        $4.42       $1,020.14       $4.77        0.95%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM GLOBAL CORE EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Core Equity Fund (formerly AIM Global Value Fund), an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   136,849,147          4,123,920
      Frank S. Bayley...................................................   136,856,960          4,116,107
      James T. Bunch....................................................   136,850,068          4,122,999
      Bruce L. Crockett.................................................   136,834,285          4,138,782
      Albert R. Dowden..................................................   136,851,266          4,121,801
      Jack M. Fields....................................................   136,893,917          4,079,150
      Martin L. Flanagan................................................   136,889,028          4,084,039
      Carl Frischling...................................................   136,837,466          4,135,601
      Prema Mathai-Davis................................................   136,840,379          4,132,688
      Lewis F. Pennock..................................................   136,853,427          4,119,640
      Larry Soll, Ph.D. ................................................   136,708,623          4,264,444
      Raymond Stickel, Jr. .............................................   136,747,468          4,225,599
      Philip A. Taylor..................................................   136,731,527          4,241,540




                                                                               VOTES           WITHHELD/           BROKER
                                                           VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board
      of Trustees of the Trust to terminate the Trust,
      the Fund, and each other series portfolio of the
      Trust, or a share class without a shareholder
      vote.............................................   89,092,876        12,597,596         4,024,351         35,258,244
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ............................................   10,703,422           539,593           480,649          2,537,573



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


23        AIM GLOBAL CORE EQUITY FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc.
is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   GCE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INTERNATIONAL SMALL COMPANY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                7   Financial Statements
For more details, go to        10   Notes to Financial Statements
invescoaim.com                 16   Financial Highlights
                               21   Fund Expenses
                               22   Approval of Investment Advisory Agreement
                               25   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -15.50%
Class B Shares                                                                  -15.85
Class C Shares                                                                  -15.85
MSCI EAFE Index(triangle) (Broad Market Index)                                  -10.96
MSCI World Ex-US Small Cap Index(triangle) (Style-Specific Index)                -9.79
Lipper International Small/Mid-Cap Growth Funds Index(triangle)
   (Peer Group Index)                                                            -9.59

(triangle)Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK--INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI WORLD EX-US SMALL CAP INDEX is a free float-adjusted market capitalization index that represents the small cap segment in global developed market equity performance excluding the United States.

   The LIPPER INTERNATIONAL SMALL/MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper International
Small/Mid-Cap Growth Funds category. These funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      CLASS C SHARES IS 1% FOR THE FIRST YEAR
As of 6/30/08, including maximum             VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    AFTER PURCHASE.
applicable sales charges                     A GAIN OR LOSS WHEN YOU SELL SHARES.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
CLASS A SHARES                                  THE NET ANNUAL FUND OPERATING EXPENSE     CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (8/31/00)                  14.20%  RATIO SET FORTH IN THE MOST RECENT FUND      DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                             26.79   PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASS EXPENSES.
 1 Year                             -21.52   FOR CLASS A, CLASS B AND CLASS C SHARES
                                             WAS 1.48%, 2.23% AND 2.23%,                     HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS B SHARES                               RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       REIMBURSED EXPENSES IN THE PAST,
Inception (8/31/00)                  14.23%  OPERATING EXPENSE RATIO SET FORTH IN THE     PERFORMANCE WOULD HAVE BEEN LOWER.
 5 Years                             27.14   MOST RECENT FUND PROSPECTUS AS OF THE DATE
 1 Year                             -20.86   OF THIS REPORT FOR CLASS A, CLASS B AND         A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             CLASS C SHARES WAS 1.49%, 2.24% AND 2.24%,   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS C SHARES                               RESPECTIVELY. THE EXPENSE RATIOS PRESENTED   THE FUND WITHIN 30 DAYS OF PURCHASE.
Inception (8/31/00)                  14.22%  ABOVE MAY VARY FROM THE EXPENSE RATIOS       EXCEPTIONS TO THE REDEMPTION FEE ARE
 5 Years                             27.28   PRESENTED IN OTHER SECTIONS OF THIS REPORT   LISTED IN THE FUND'S PROSPECTUS.
 1 Year                             -18.26   THAT ARE BASED ON EXPENSES INCURRED DURING
==========================================   THE PERIOD COVERED BY THIS REPORT.           (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
THE PERFORMANCE DATA QUOTED REPRESENT PAST      CLASS A SHARE PERFORMANCE REFLECTS THE         expense reimbursements by the advisor
PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B           in effect through at least June 30,
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE        2009. See current prospectus for more
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES              information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CDSC ON CLASS B SHARES DECLINES FROM 5%
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
IN NET ASSET VALUE AND THE EFFECT OF THE     THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE
STATED. PERFORMANCE FIGURES DO NOT REFLECT
DEDUCTION OF TAXES A SHAREHOLDER WOULD


2   AIM INTERNATIONAL SMALL COMPANY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short- term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds'
                                             management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay."
Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of June 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               21.0%
-------------------------------------------------------------------------
Industrials                                                          20.5
-------------------------------------------------------------------------
Financials                                                           17.6
-------------------------------------------------------------------------
Materials                                                             8.6
-------------------------------------------------------------------------
Utilities                                                             5.9
-------------------------------------------------------------------------
Consumer Staples                                                      4.5
-------------------------------------------------------------------------
Energy                                                                3.6
-------------------------------------------------------------------------
Health Care                                                           3.6
-------------------------------------------------------------------------
Information Technology                                                2.2
-------------------------------------------------------------------------
Telecommunication Services                                            1.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                11.0
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-86.37%

AUSTRALIA-0.66%

Australian Wealth Management Ltd.                      3,563,600    $  4,422,538
================================================================================


AUSTRIA-1.47%

Andritz AG(b)                                            157,200       9,888,925
================================================================================


BRAZIL-6.62%

American Banknote S.A.(c)                                325,900       3,352,776
--------------------------------------------------------------------------------
American Banknote S.A.                                 1,100,600      11,322,692
--------------------------------------------------------------------------------
Equatorial Energia S.A.                                1,658,300      16,388,101
--------------------------------------------------------------------------------
Gafisa S.A.                                              294,500       5,078,948
--------------------------------------------------------------------------------
OdontoPrev S.A.(c)                                       139,600       3,568,663
--------------------------------------------------------------------------------
OdontoPrev S.A.                                          186,200       4,759,921
================================================================================
                                                                      44,471,101
================================================================================


CANADA-6.99%

BMTC Group, Inc.-Class A                                 147,564       2,580,417
--------------------------------------------------------------------------------
Canam Group Inc.(c)                                      510,200       5,035,987
--------------------------------------------------------------------------------
FirstService Corp.(d)                                     95,600       1,369,061
--------------------------------------------------------------------------------
Genesis Land Development Corp.(d)                      1,208,400       4,844,497
--------------------------------------------------------------------------------
Onex Corp.                                               221,600       6,501,164
--------------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A                           517,800       7,735,025
--------------------------------------------------------------------------------
Sherritt International Corp.                             713,407      10,733,971
--------------------------------------------------------------------------------
Total Energy Trust Ltd.                                  598,190       4,937,032
--------------------------------------------------------------------------------
Transat A.T. Inc.-Class A(e)                             160,300       3,238,368
================================================================================
                                                                      46,975,522
================================================================================


CHINA-0.81%

Xinyi Glass Holdings Co. Ltd.                          8,446,000       5,470,137
================================================================================


FINLAND-2.26%

Nokian Renkaat Oyj(b)                                    318,000      15,174,874
================================================================================


GERMANY-2.70%

MTU Aero Engines Holding AG(b)                           130,000       4,221,489
--------------------------------------------------------------------------------
Symrise AG                                               358,712       7,793,883
--------------------------------------------------------------------------------
Wirecard AG(b)(d)                                        478,185       6,122,417
================================================================================
                                                                      18,137,789
================================================================================


GREECE-5.57%

Intralot S.A.                                          1,066,000      18,294,164
--------------------------------------------------------------------------------
Jumbo S.A.(b)                                            459,000      12,859,977
--------------------------------------------------------------------------------
Mytilineos Holdings S.A.(b)                              543,600       6,235,790
================================================================================
                                                                      37,389,931
================================================================================


HONG KONG-5.27%

First Pacific Co. Ltd.                                35,420,000      22,349,583
--------------------------------------------------------------------------------
Hopewell Holdings Ltd.                                   627,000       2,227,425
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.                               229,421,700       5,001,948
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.-Wts., Expiring 11/08/10(d)     25,491,300          81,731
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.(b)          118,356,000       5,755,599
================================================================================
                                                                      35,416,286
================================================================================


HUNGARY-1.12%

Richter Gedeon Nyrt.(b)                                   34,730       7,489,371
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL SMALL COMPANY FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
INDONESIA-0.88%

PT Kawasan Industri Jababeka Tbk(b)(d)               127,385,500    $  1,771,827
--------------------------------------------------------------------------------
Total Bangun Persada(b)(d)                           123,715,500       4,171,168
================================================================================
                                                                       5,942,995
================================================================================


IRELAND-4.00%

DCC PLC(b)                                               235,000       5,850,751
--------------------------------------------------------------------------------
IAWS Group PLC                                           370,083       9,264,567
--------------------------------------------------------------------------------
Paddy Power PLC(b)                                       375,000      11,766,408
================================================================================
                                                                      26,881,726
================================================================================


ISRAEL-1.81%

Israel Discount Bank-Class A(b)(d)                     5,518,687      12,158,330
================================================================================


ITALY-0.88%

Cementir Holding S.p.A.(b)                               882,224       5,914,593
================================================================================


JAPAN-5.37%

EXEDY Corp.                                              406,600      10,704,031
--------------------------------------------------------------------------------
Miyano Machinery Inc.                                  2,001,000       3,920,203
--------------------------------------------------------------------------------
Nippon Ceramic Co., Ltd.                                 754,300       8,738,712
--------------------------------------------------------------------------------
Nishio Rent All Co., Ltd.                                302,000       4,024,960
--------------------------------------------------------------------------------
Noritsu Koki Co., Ltd.                                   437,500       5,505,322
--------------------------------------------------------------------------------
Takeuchi Mfg. Co., Ltd.                                  129,900       3,187,242
================================================================================
                                                                      36,080,470
================================================================================


MALAYSIA-4.79%

IGB Corp. Berhad(b)                                   28,820,800      12,598,539
--------------------------------------------------------------------------------
Lion Diversified Holdings Berhad                      25,132,200       9,694,343
--------------------------------------------------------------------------------
Parkson Holdings Berhad(b)                             6,435,360       9,851,439
================================================================================
                                                                      32,144,321
================================================================================


NETHERLANDS-5.37%

Aalberts Industries N.V.(b)                              586,484      11,063,513
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)(c)                          65,000       1,147,987
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)                            487,688       8,613,222
--------------------------------------------------------------------------------
Smit Internationale N.V.                                  98,057       9,571,922
--------------------------------------------------------------------------------
USG People N.V.(b)                                       314,154       5,689,273
================================================================================
                                                                      36,085,917
================================================================================


NEW ZEALAND-0.95%

Freightways Ltd.(b)                                    2,847,600       6,365,849
================================================================================


NORWAY-2.83%

Petroleum Geo-Services A.S.A.(b)(d)                      519,400      12,687,966
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(b)(d)                   454,623       6,301,863
================================================================================
                                                                      18,989,829
================================================================================


PHILIPPINES-4.89%

First Gen Corp.                                        8,958,200       5,602,627
--------------------------------------------------------------------------------
Globe Telecom, Inc.                                      376,020       9,910,735
--------------------------------------------------------------------------------
Manila Water Co.(b)                                   30,311,000      12,330,469
--------------------------------------------------------------------------------
PNOC Energy Development Corp.(c)                       4,405,000         511,637
--------------------------------------------------------------------------------
PNOC Energy Development Corp.                         38,508,000       4,472,674
================================================================================
                                                                      32,828,142
================================================================================


SOUTH AFRICA-0.80%

Massmart Holdings Ltd.                                   684,600       5,393,914
================================================================================


SOUTH KOREA-4.07%

Daegu Bank                                               596,350       7,917,915
--------------------------------------------------------------------------------
Joongang Construction Co., Ltd.(d)(e)                    218,060       2,395,348
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                              5,671       6,874,104
--------------------------------------------------------------------------------
Qrix Communications Inc.(e)                              928,990       6,016,384
--------------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd.(b)                             144,287       4,109,181
================================================================================
                                                                      27,312,932
================================================================================


SWEDEN-1.29%

Oriflame Cosmetics S.A.-SDR(b)                           135,400       8,672,337
================================================================================


TAIWAN-0.76%

Feng Tay Enterprise Co., Ltd.(b)                       3,411,048       2,325,364
--------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp.                 2,048,250       2,803,188
================================================================================
                                                                       5,128,552
================================================================================


THAILAND-1.53%

Siam Commercial Bank PCL(b)                            4,461,600      10,301,531
================================================================================


UNITED KINGDOM-12.68%

Amlin PLC(b)                                           1,614,460       8,006,384
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC(b)(c)                           99,200         994,288
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC(b)                             751,064       7,527,962
--------------------------------------------------------------------------------
Homeserve PLC(b)                                         424,217      14,288,046
--------------------------------------------------------------------------------
IG Group Holdings PLC(b)                                 964,807       6,301,102
--------------------------------------------------------------------------------
Inchcape PLC(b)                                        1,446,155       9,154,330
--------------------------------------------------------------------------------
Informa PLC                                            1,003,859       8,258,293
--------------------------------------------------------------------------------
Kier Group PLC(b)                                        369,600       6,937,777
--------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                 934,000       5,674,325
--------------------------------------------------------------------------------
Mitie Group PLC(b)                                     2,807,500      11,787,313
--------------------------------------------------------------------------------
Savills PLC(b)                                         1,417,742       6,241,637
================================================================================
                                                                      85,171,457
================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $511,358,889)                                 580,209,369
================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL SMALL COMPANY FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------



FOREIGN PREFERRED STOCKS-2.60%

BRAZIL-0.67%

Duratex S.A.-Pfd.                                        211,700    $  4,487,826
================================================================================


CANADA-0.10%

FirstService Corp.-Series 1, 7% Pfd.                      36,320         690,080
================================================================================


GERMANY-1.83%

Fuchs Petrolub AG-Pfd.                                   130,100      12,290,157
================================================================================
     Total Foreign Preferred Stocks (Cost
       $12,459,894)                                                   17,468,063
================================================================================



MONEY MARKET FUNDS-8.36%

Liquid Assets Portfolio-Institutional Class(f)        28,082,136      28,082,136
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              28,082,136      28,082,136
================================================================================
     Total Money Market Funds (Cost $56,164,272)                      56,164,272
================================================================================
TOTAL INVESTMENTS-97.33% (Cost $579,983,055)                         653,841,704
================================================================================
OTHER ASSETS LESS LIABILITIES-2.67%                                   17,919,233
================================================================================
NET ASSETS-100.00%                                                  $671,760,937
________________________________________________________________________________
================================================================================



Investment Abbreviations:

Pfd.   - Preferred
SDR    - Swedish Depositary Receipt
Wts.   - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $292,678,891, which represented 43.57% of the Fund's Net Assets. See Note 1A.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $14,611,338, which represented 2.18% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)   Non-income producing security.
(e) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2008 was $11,650,100, which represented 1.73% of the Fund's Net Assets. See Note 4.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $516,521,487)                           $592,043,716
------------------------------------------------------
Investments in affiliates, at value
  (Cost $63,461,568)                        61,797,988
======================================================
     Total investments (Cost
       $579,983,055)                       653,841,704
======================================================
Foreign currencies, at value (Cost
  $20,653,288)                              20,811,220
------------------------------------------------------
Receivables for:
  Investments sold                           1,420,226
------------------------------------------------------
  Fund shares sold                             532,344
------------------------------------------------------
  Dividends                                  1,463,999
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             29,676
------------------------------------------------------
Other assets                                    27,064
======================================================
     Total assets                          678,126,233
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      1,342,645
------------------------------------------------------
  Fund shares reacquired                     3,518,983
------------------------------------------------------
  Accrued fees to affiliates                   470,766
------------------------------------------------------
  Accrued other operating expenses             963,012
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              69,890
======================================================
     Total liabilities                       6,365,296
======================================================
Net assets applicable to shares
  outstanding                             $671,760,937
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $548,261,769
------------------------------------------------------
Undistributed net investment income          6,053,054
------------------------------------------------------
Undistributed net realized gain             43,419,608
------------------------------------------------------
Unrealized appreciation                     74,026,506
======================================================
                                          $671,760,937
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $499,877,754
______________________________________________________
======================================================
Class B                                   $ 50,182,642
______________________________________________________
======================================================
Class C                                   $ 84,056,159
______________________________________________________
======================================================
Institutional Class                       $ 37,644,382
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     26,354,812
______________________________________________________
======================================================
Class B                                      2,763,788
______________________________________________________
======================================================
Class C                                      4,629,892
______________________________________________________
======================================================
Institutional Class                          1,979,420
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      18.97
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.97 divided
       by 94.50%)                         $      20.07
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      18.16
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      18.16
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      19.02
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,171,828)                         $  11,451,937
------------------------------------------------------------------------------------------------
Dividends from affiliates (includes securities lending income of $149,714)             1,002,948
================================================================================================
     Total investment income                                                          12,454,885
================================================================================================


EXPENSES:

Advisory fees                                                                          3,493,349
------------------------------------------------------------------------------------------------
Administrative services fees                                                             103,283
------------------------------------------------------------------------------------------------
Custodian fees                                                                           464,181
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                712,152
------------------------------------------------------------------------------------------------
  Class B                                                                                301,161
------------------------------------------------------------------------------------------------
  Class C                                                                                491,808
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                        670,725
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         474
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 20,303
------------------------------------------------------------------------------------------------
Other                                                                                    174,847
================================================================================================
     Total expenses                                                                    6,432,283
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (42,055)
================================================================================================
     Net expenses                                                                      6,390,228
================================================================================================
Net investment income                                                                  6,064,657
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               24,519,767
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     962,478
================================================================================================
                                                                                      25,482,245
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of foreign taxes on holdings of $(168,501))            (170,418,782)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      97,923
================================================================================================
                                                                                    (170,320,859)
================================================================================================
Net realized and unrealized gain (loss)                                             (144,838,614)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(138,773,957)
________________________________________________________________________________________________
================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2008             2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   6,064,657    $   9,806,533
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          25,482,245      184,675,828
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (170,320,859)     (47,336,530)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations       (138,773,957)     147,145,831
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --       (9,525,197)
--------------------------------------------------------------------------------------------------------
  Class B                                                                            --         (473,898)
--------------------------------------------------------------------------------------------------------
  Class C                                                                            --         (760,926)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --         (722,704)
========================================================================================================
     Total distributions from net investment income                                  --      (11,482,725)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --     (136,361,072)
--------------------------------------------------------------------------------------------------------
  Class B                                                                            --      (16,097,917)
--------------------------------------------------------------------------------------------------------
  Class C                                                                            --      (25,848,347)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --       (7,976,274)
========================================================================================================
     Total distributions from net realized gains                                     --     (186,283,610)
========================================================================================================
Share transactions-net:
  Class A                                                                   (92,486,594)      96,431,720
--------------------------------------------------------------------------------------------------------
  Class B                                                                   (15,981,605)      (5,743,754)
--------------------------------------------------------------------------------------------------------
  Class C                                                                   (22,039,608)       6,561,535
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         2,266,054       27,049,040
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (128,241,753)     124,298,541
========================================================================================================
     Net increase (decrease) in net assets                                 (267,015,710)      73,678,037
========================================================================================================


NET ASSETS:

  Beginning of period                                                       938,776,647      865,098,610
========================================================================================================
  End of period (including undistributed net investment income of
     $6,053,054 and $(11,603), respectively)                              $ 671,760,937    $ 938,776,647
________________________________________________________________________________________________________
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9        AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. As of March 14, 2005, the Fund's shares are offered on a limited basis. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


10        AIM INTERNATIONAL SMALL COMPANY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

11        AIM INTERNATIONAL SMALL COMPANY FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $33,710.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $881.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the

12        AIM INTERNATIONAL SMALL COMPANY FUND
average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $11,039 in front-end sales commissions from the sale of Class A shares and $519, $54,628 and $18,368 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $361,162,813
--------------------------------------
Level 2                   292,678,891
--------------------------------------
Level 3                            --
======================================
                         $653,841,704
______________________________________
======================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended June 30, 2008.

                                                                        CHANGE IN
                                                                       UNREALIZED
                                   VALUE     PURCHASES    PROCEEDS    APPRECIATION      VALUE     DIVIDEND    REALIZED
                                  12/31/07    AT COST    FROM SALES  (DEPRECIATION)    06/30/08    INCOME   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Joongang Constuction Co., Ltd.
  (Cost $4,352,088)             $ 7,359,124     $--     $(2,428,767)   $(1,065,249)  $ 2,395,348  $     --  $(1,469,760)
-----------------------------------------------------------------------------------------------------------------------
Qrix Communications Inc. (Cost
  $5,881,918)(a)                  7,777,613      --        (942,125)    (1,004,757)    6,016,384    78,193      185,653
-----------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc. -- Class A
  (Cost $2,945,208)               5,638,004      --              --     (2,399,636)    3,238,368    28,442           --
=======================================================================================================================
  Total Investments in
     Affiliates                 $20,774,741     $--     $(3,370,892)   $(4,469,642)  $11,650,100  $106,635  $(1,284,107)
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a) As of June 30, 2008, the security is no longer considered an affiliate of the Fund.

NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $131,334.


13        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 6--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangements is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,464.

NOTE 7--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,633 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $72,585,634 and $218,139,478, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $134,004,231
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (62,725,325)
================================================================================================
Net unrealized appreciation of investment securities                                $ 71,278,906
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $582,562,798.




14        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 11--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,058,731     $  42,212,220      6,063,332     $ 164,125,842
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       50,245           987,931        139,730         3,619,677
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      202,943         3,998,103        773,005        20,084,980
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          207,975         4,465,346        752,485        20,235,812
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --      5,902,557       130,565,065
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --        735,895        15,645,130
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --      1,144,087        24,323,328
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --        393,085         8,698,978
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      200,035         4,052,830        337,998         8,867,674
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (208,465)       (4,052,830)      (350,686)       (8,867,674)
=========================================================================================================================
Reacquired(b):
  Class A                                                   (6,838,204)     (138,751,644)    (7,695,805)     (207,126,861)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (674,470)      (12,916,706)      (618,496)      (16,140,887)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,338,001)      (26,037,711)    (1,466,329)      (37,846,773)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (109,376)       (2,199,292)       (67,675)       (1,885,750)
=========================================================================================================================
                                                            (6,448,587)    $(128,241,753)     6,043,183     $ 124,298,541
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $39,746 and $57,535 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.


15        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED DECEMBER 31,
                                                   JUNE 30,      -----------------------------------------------------------
                                                     2008          2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  22.45      $  24.13     $  20.52     $  16.17     $  12.08     $  6.91
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.17(a)       0.32(a)      0.23(a)      0.07        (0.03)(a)   (0.04)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (3.65)         3.79         7.54         5.12         4.34        5.24
============================================================================================================================
     Total from investment operations                 (3.48)         4.11         7.77         5.19         4.31        5.20
============================================================================================================================
Less distributions:
  Dividends from net investment income                   --         (0.38)       (0.23)       (0.05)       (0.00)      (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --         (5.41)       (3.93)       (0.79)       (0.22)         --
============================================================================================================================
     Total distributions                                 --         (5.79)       (4.16)       (0.84)       (0.22)      (0.03)
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                             0.00          0.00         0.00         0.00         0.00        0.00
============================================================================================================================
Net asset value, end of period                     $  18.97      $  22.45     $  24.13     $  20.52     $  16.17     $ 12.08
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                      (15.50)%       17.39%       38.18%       32.21%       35.83%      75.10%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $499,878      $694,568     $635,318     $451,630     $257,579     $87,269
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.53%(c)      1.47%        1.54%        1.61%        1.83%       2.00%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.54%(c)      1.50%        1.58%        1.64%        1.85%       2.35%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   1.71%(c)      1.16%        0.93%        0.42%       (0.19)%     (0.46)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                               10%           40%          69%          60%          87%         93%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $572,851,752.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM INTERNATIONAL SMALL COMPANY FUND

                                                                                    CLASS B
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31,
                                                     JUNE 30,      -------------------------------------------------------
                                                       2008          2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 21.58      $ 23.37     $ 19.95     $ 15.81     $ 11.89     $  6.84
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.09(a)      0.11(a)     0.04(a)    (0.05)      (0.11)(a)   (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                    (3.51)        3.67        7.32        4.98        4.25        5.15
==========================================================================================================================
     Total from investment operations                   (3.42)        3.78        7.36        4.93        4.14        5.05
==========================================================================================================================
Less distributions:
  Dividends from net investment income                     --        (0.16)      (0.01)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --        (5.41)      (3.93)      (0.79)      (0.22)         --
==========================================================================================================================
     Total distributions                                   --        (5.57)      (3.94)      (0.79)      (0.22)         --
==========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00         0.00        0.00        0.00        0.00        0.00
==========================================================================================================================
Net asset value, end of period                        $ 18.16      $ 21.58     $ 23.37     $ 19.95     $ 15.81     $ 11.89
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                        (15.85)%      16.54%      37.20%      31.28%      34.94%      73.83%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $50,183      $77,598     $86,236     $76,626     $47,942     $16,543
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         2.28%(c)     2.22%       2.29%       2.35%       2.48%       2.65%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.29%(c)     2.25%       2.33%       2.38%       2.50%       3.00%
==========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             0.96%(c)     0.41%       0.18%      (0.32)%     (0.84)%     (1.11)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                                 10%          40%         69%         60%         87%         93%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $60,563,114.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM INTERNATIONAL SMALL COMPANY FUND

                                                                                    CLASS C
                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31,
                                                    JUNE 30,      ---------------------------------------------------------
                                                      2008          2007         2006         2005         2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 21.57      $  23.36     $  19.94     $  15.81     $ 11.89     $ 6.83
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.09(a)       0.11(a)      0.04(a)     (0.05)      (0.11)(a)  (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (3.50)         3.67         7.32         4.97        4.25       5.16
===========================================================================================================================
     Total from investment operations                  (3.41)         3.78         7.36         4.92        4.14       5.06
===========================================================================================================================
Less distributions:
  Dividends from net investment income                    --         (0.16)       (0.01)          --          --         --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --         (5.41)       (3.93)       (0.79)      (0.22)        --
===========================================================================================================================
     Total distributions                                  --         (5.57)       (3.94)       (0.79)      (0.22)        --
===========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00          0.00         0.00         0.00        0.00       0.00
===========================================================================================================================
Net asset value, end of period                       $ 18.16      $  21.57     $  23.36     $  19.94     $ 15.81     $11.89
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                       (15.81)%       16.53%       37.21%       31.22%      34.94%     74.09%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $84,056      $124,359     $124,161     $102,861     $47,818     $9,208
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.28%(c)      2.22%        2.29%        2.35%       2.48%      2.65%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.29%(a)      2.25%        2.33%        2.38%       2.50%      3.00%
===========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.96%(c)      0.41%        0.18%       (0.32)%     (0.84)%    (1.11)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                10%           40%          69%          60%         87%        93%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $98,902,096.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM INTERNATIONAL SMALL COMPANY FUND

                                                                           INSTITUTIONAL CLASS
                                                       ----------------------------------------------------------
                                                       SIX MONTHS          YEAR ENDED           OCTOBER 25, 2005
                                                          ENDED           DECEMBER 31,        (COMMENCEMENT DATE)
                                                        JUNE 30,      -------------------       TO DECEMBER 31,
                                                          2008          2007        2006              2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 22.47      $ 24.14     $ 20.52            $18.73
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22(a)      0.43(a)     0.33(a)           0.03
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (3.67)        3.80        7.55              2.61
=================================================================================================================
     Total from investment operations                      (3.45)        4.23        7.88              2.64
=================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.49)      (0.33)            (0.06)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (5.41)      (3.93)            (0.79)
=================================================================================================================
     Total distributions                                      --        (5.90)      (4.26)            (0.85)
=================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00         0.00        0.00              0.00
=================================================================================================================
Net asset value, end of period                           $ 19.02      $ 22.47     $ 24.14            $20.52
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                           (15.35)%      17.90%      38.73%            14.19%
_________________________________________________________________________________________________________________
=================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $37,644      $42,253     $19,384            $  972
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.10%(c)     1.08%       1.14%             1.18%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.11%(c)     1.11%       1.18%             1.21%(d)
=================================================================================================================
Ratio of net investment income to average net assets        2.14%(c)     1.55%       1.33%             0.85%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                    10%          40%         69%               60%
_________________________________________________________________________________________________________________
=================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $40,291,729.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


19        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



20        AIM INTERNATIONAL SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $845.00        $ 7.04      $1,017.30       $ 7.70       1.53%
---------------------------------------------------------------------------------------------------
        B            1,000.00        841.50         10.47       1,013.56        11.45       2.28
---------------------------------------------------------------------------------------------------
        C            1,000.00        841.50         10.47       1,013.56        11.45       2.28
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21        AIM INTERNATIONAL SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         renewal process, the Trustees receive        from one another and attributed
AIM Funds Group is required under the        comparative performance and fee data         different weight to the various factors.
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       The Trustees recognized that the advisory
annually the renewal of the AIM              independent company, Lipper, Inc.            arrangements and resulting advisory fees
International Small Company Fund (the        (Lipper), under the direction and            for the Fund and the other AIM Funds are
Fund) investment advisory agreement with     supervision of the independent Senior        the result of years of review and
Invesco Aim Advisors, Inc. (Invesco Aim).    Officer who also prepares a separate         negotiation between the Trustees and
During contract renewal meetings held on     analysis of this information for the         Invesco Aim, that the Trustees may focus
June 18-19, 2008, the Board as a whole and   Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
the disinterested or "independent"           recommendations to the Investments           these arrangements in some years than in
Trustees, voting separately, approved the    Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each Sub-           FACTORS AND CONCLUSIONS AND SUMMARY
Invesco Aim under the Fund's investment      Committee's recommendations in making its    OF INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and               annual recommendation to the Board whether
reasonable.                                  to approve the continuance of each AIM       The discussion below serves as a
                                             Fund's investment advisory agreement and     summary of the Senior Officer's
   The independent Trustees met              sub-advisory agreements for another year.    independent written evaluation with
separately during their evaluation of the                                                 respect to the Fund's investment advisory
Fund's investment advisory agreement with       The independent Trustees are assisted     agreement as well as a discussion of the
independent legal counsel from whom they     in their annual evaluation of the Fund's     material factors and related conclusions
received independent legal advice, and the   investment advisory agreement by the         that formed the basis for the Board's
independent Trustees also received           independent Senior Officer. One              approval of the Fund's investment
assistance during their deliberations        responsibility of the Senior Officer is to   advisory agreement and sub-advisory
from the independent Senior Officer, a       manage the process by which the AIM Funds'   agreements. Unless otherwise stated,
full-time officer of the AIM Funds who       proposed management fees are negotiated      information set forth below is as of June
reports directly to the independent          during the annual contract renewal process   19, 2008 and does not reflect any changes
Trustees.                                    to ensure that they are negotiated in a      that may have occurred since that date,
                                             manner that is at arms' length and           including but not limited to changes to
THE BOARD'S FUND EVALUATION PROCESS          reasonable. Accordingly, the Senior          the Fund's performance, advisory fees,
                                             Officer must either supervise a              expense limitations and/or fee waivers.
The Board's Investments Committee has        competitive bidding process or prepare an
established three Sub-Committees that are    independent written evaluation. The Senior   I. Investment Advisory Agreement
responsible for overseeing the management    Officer has recommended that an
of a number of the series portfolios of      independent written evaluation be provided       A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            and, at the direction of the Board, has             Services Provided by Invesco Aim
structure permits the Trustees to focus on   prepared an independent written
the performance of the AIM Funds that have   evaluation.                                     The Board reviewed the advisory
been assigned to them. The Sub-Committees                                                 services provided to the Fund by Invesco
meet throughout the year to review the          During the annual contract renewal        Aim under the Fund's investment advisory
performance of their assigned funds, and     process, the Board considered the factors    agreement, the performance of Invesco Aim
the Sub-Committees review monthly and        discussed below under the heading "Factors   in providing these services, and the
quarterly comparative performance            and Conclusions and Summary of Independent   credentials and experience of the officers
information and periodic asset flow data     Written Fee Evaluation" in evaluating the    and employees of Invesco Aim who provide
for their assigned funds. These materials    fairness and reasonableness of the Fund's    these services. The Board's review of the
are prepared under the direction and         investment advisory agreement and sub-       qualifications of Invesco Aim to provide
supervision of the independent Senior        advisory agreements at the contract          these services included the Board's
Officer. Over the course of each year, the   renewal meetings and at their meetings       consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           throughout the year as part of their         and product review process, various back
managers for their assigned funds and        ongoing oversight of the Fund. The Fund's    office support functions provided by
other members of management and review       investment advisory agreement and sub-       Invesco Aim, and Invesco Aim's equity and
with these individuals the performance,      advisory agreements were considered          fixed income trading operations. The
investment objective(s), policies,           separately, although the Board also          Board concluded that the nature, extent
strategies and limitations of these funds.   considered the common interests of all of    and quality of the advisory services
                                             the AIM Funds in their deliberations.        provided to the Fund by Invesco Aim were
   In addition to their meetings             The Board considered all of the              appropriate and that Invesco Aim currently
throughout the year, the Sub-Committees      information provided to them and did not     is providing satisfactory advisory
meet at designated contract renewal          identify any particular factor that was      services in accordance with the terms of
meetings each year to conduct an in-depth    controlling. Each Trustee may have           the Fund's investment advisory agreement.
review of the performance, fees and          evaluated the information provided           In addition, based on their ongoing
expenses of their assigned funds. During     differently                                  meetings throughout the year with the
the contract                                                                              Fund's portfolio manager or managers,

                                                                                                                           continued


22   AIM INTERNATIONAL SMALL COMPANY FUND

the Board concluded that these               reviewed more recent Fund performance        Invesco Aim concerning the costs of the
individuals are competent and able to        and this review did not change their         advisory and other services that Invesco
continue to carry out their                  conclusions.                                 Aim and its affiliates provide to the Fund
responsibilities under the Fund's                                                         and the profitability of Invesco Aim and
investment advisory agreement.               C. Advisory Fees and Fee Waivers             its affiliates in providing these
                                                                                          services. The Board also reviewed
   In determining whether to continue           The Board compared the Fund's             information concerning the financial
the Fund's investment advisory agreement,    contractual advisory fee rate to the         condition of Invesco Aim and its
the Board considered the prior               contractual advisory fee rates of funds in   affiliates. The Board also reviewed with
relationship between Invesco Aim and the     the Fund's expense group that are not        Invesco Aim the methodology used to
Fund, as well as the Board's knowledge of    managed by Invesco Aim, at a common asset    prepare the profitability information. The
Invesco Aim's operations, and concluded      level and as of the end of the past          Board considered the overall profitability
that it was beneficial to maintain the       calendar year. The Board noted that the      of Invesco Aim, as well as the
current relationship, in part, because of    Fund's contractual advisory fee rate was     profitability of Invesco Aim in connection
such knowledge. The Board also considered    below the median contractual advisory fee    with managing the Fund. The Board noted
the steps that Invesco Aim and its           rate of funds in its expense group. The      that Invesco Aim continues to operate at a
affiliates have taken over the last          Board also reviewed the methodology used     net profit, although increased expenses in
several years to improve the quality and     by Lipper in determining contractual fee     recent years have reduced the
efficiency of the services they provide to   rates. The Board noted that Invesco Aim      profitability of Invesco Aim and its
the AIM Funds in the areas of investment     does not serve as an advisor to other        affiliates. The Board concluded that the
performance, product line diversification,   mutual funds or other clients with           Fund's fees were fair and reasonable, and
distribution, fund operations, shareholder   investment strategies comparable to those    that the level of profits realized by
services and compliance. The Board           of the Fund.                                 Invesco Aim and its affiliates from
concluded that the quality and efficiency                                                 providing services to the Fund was not
of the services Invesco Aim and its             The Board concluded that it was not       excessive in light of the nature, quality
affiliates provide to the AIM Funds in       necessary at this time to discuss with       and extent of the services provided. The
each of these areas have generally           Invesco Aim whether to implement any fee     Board considered whether Invesco Aim is
improved, and support the Board's approval   waivers or expense limitations because the   financially sound and has the resources
of the continuance of the Fund's             Fund's total expenses were below the         necessary to perform its obligations under
investment advisory agreement.               median total expenses of the funds in the    the Fund's investment advisory agreement,
                                             Fund's Lipper expense group that are not     and concluded that Invesco Aim has the
   B. Fund Performance                       managed by Invesco Aim.                      financial resources necessary to fulfill
                                                                                          these obligations.
The Board compared the Fund's                   After taking account of the Fund's
performance during the past one, three       contractual advisory fee rate, as well as       F.  Independent Written Evaluation of
and five calendar years to the performance   the comparative advisory fee information            the Fund's Senior Officer
of funds in the Fund's performance that      discussed above, the Board concluded that
are not managed by Invesco Aim, and          the Fund's advisory fees were fair and       The Board noted that, at their
against the performance of all funds in      reasonable.                                  direction, the Senior Officer of the Fund,
the Lipper International Small/Mid-Cap                                                    who is independent of Invesco Aim and
Growth Funds Index. The Board also              D. Economies of Scale and Breakpoints     Invesco Aim's affiliates, had prepared an
reviewed the criteria used by Invesco Aim                                                 independent written evaluation to assist
to identify the funds in the Fund's          The Board considered the extent to           the Board in determining the
performance group for inclusion in the       which there are economies of scale in        reasonableness of the proposed management
Lipper reports. The Board noted that the     Invesco Aim's provision of advisory          fees of the AIM Funds, including the Fund.
Fund's performance was in the third          services to the Fund. The Board also         The Board noted that they had relied upon
quintile of its performance group for the    considered whether the Fund benefits from    the Senior Officer's written evaluation
one year period, the second quintile for     such economies of scale through              instead of a competitive bidding process.
the three year period, and the first         contractual breakpoints in the Fund's        In determining whether to continue the
quintile for the five year period (the       advisory fee schedule or through advisory    Fund's investment advisory agreement, the
first quintile being the best performing     fee waivers or expense limitations. The      Board considered the Senior Officer's
funds and the fifth quintile being the       Board noted that the Fund's contractual      written evaluation.
worst performing funds.). The Board noted    advisory fee schedule includes seven
that the Fund's performance was above the    breakpoints and that the level of the           G. Collateral Benefits to Invesco Aim
performance of the Index for the one,        Fund's advisory fees, as a percentage of           and its Affiliates
three and five year periods. The Board       the Fund's net assets, has decreased as
also considered the steps Invesco Aim has    net assets increased because of the          The Board considered various other
taken over the last several years to         breakpoints. Based on this information,      benefits received by Invesco Aim and its
improve the quality and efficiency of the    the Board concluded that the Fund's          affiliates resulting from Invesco Aim's
services that Invesco Aim provides to the    advisory fees appropriately reflect          relationship with the Fund, including the
AIM Funds. The Board concluded that          economies of scale at current assets. The    fees received by Invesco Aim and its
Invesco Aim continues to be responsive to    Board also noted that the Fund shares        affiliates for their provision of
the Board's focus on fund performance.       directly in economies of scale through       administrative, transfer agency and
Although the independent written             lower fees charged by third party service    distribution services to the Fund. The
evaluation of the Fund's Senior Officer      providers based on the combined size of      Board considered the performance of
only considered Fund performance through     all of the AIM Funds and affiliates.         Invesco Aim and its affiliates in
the most recent calendar year, the Board                                                  providing these services and the
also                                            E. Profitability and Financial            organizational structure employed by
                                                   Resources Of Invesco Aim

                                             The Board reviewed information from

                                                                                                                           continued


23   AIM INTERNATIONAL SMALL COMPANY FUND

Invesco Aim and its affiliates to            in the best interests of the Fund and        The Board noted that the sub-advisory
provide these services. The Board also       its shareholders.                            fees have no direct effect on the Fund
considered that these services are                                                        or its shareholders, as they are paid by
provided to the Fund pursuant to written     II. Sub-Advisory Agreements                  Invesco Aim to the Affiliated
contracts which are reviewed and approved                                                 Sub-Advisers, and that Invesco Aim and the
on an annual basis by the Board. The Board      A. Nature, Extent and Quality of          Affiliated Sub-Advisers are affiliates.
concluded that Invesco Aim and its                 Services Provided by Affiliated        After taking account of the Fund's
affiliates were providing these services           Sub-Advisers                           contractual sub-advisory fee rate, as well
in a satisfactory manner and in                                                           as other relevant factors, the Board
accordance with the terms of their           The Board reviewed the services to be        concluded that the Fund's sub-advisory
contracts, and were qualified to continue    provided by Invesco Trimark Ltd., Invesco    fees were fair and reasonable.
to provide these services to the Fund.       Asset Management Deutschland, GmbH,
                                             Invesco Asset Management Limited,                 D. Financial Resources of the
   The Board considered the benefits         Invesco Asset Management (Japan) Limited,            Affiliated Sub-advisers
realized by Invesco Aim as a result of       Invesco Australia Limited, Invesco Global
portfolio brokerage transactions executed    Asset Management (N.A.), Inc., Invesco       The Board considered whether each
through "soft dollar" arrangements. Under    Hong Kong Limited, Invesco Institutional     Affiliated Sub-Adviser is financially
these arrangements, portfolio brokerage      (N.A.), Inc. and Invesco Senior Secured      sound and has the resources necessary to
commissions paid by the Fund and/or          Management, Inc. (collectively, the          perform its obligations under its
other funds advised by Invesco Aim are       "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
used to pay for research and execution       sub-advisory agreements and the creden-      concluded that each Affiliated Sub-Adviser
services. The Board noted that soft dollar   tials and experience of the officers and     has the financial resources necessary to
arrangements shift the payment obligation    employees of the Affiliated Sub-Advisers     fulfill these obligations.
for the research and execution services      who will provide these services. The Board
from Invesco Aim to the funds and            concluded that the nature, extent and
therefore may reduce Invesco Aim's           quality of the services to be provided by
expenses. The Board also noted that          the Affiliated Sub-Advisers were
research obtained through soft dollar        appropriate. The Board noted that the
arrangements may be used by Invesco Aim in   Affiliated Sub-Advisers, which have
making investment decisions for the Fund     offices and personnel that are
and may therefore benefit Fund               geographically dispersed in financial
shareholders. The Board concluded that       centers around the world, have been formed
Invesco Aim's soft dollar arrangements       in part for the purpose of researching and
were appropriate. The Board also concluded   compiling information and making
that, based on their review and              recommendations on the markets and
representations made by Invesco Aim, these   economies of various countries and
arrangements were consistent with            securities of companies located in such
regulatory requirements.                     countries or on various types of
                                             investments and investment techniques, and
   The Board considered the fact that the    providing investment advisory services.
Fund's uninvested cash and cash collateral   The Board concluded that the sub-advisory
from any securities lending arrangements     agreements will benefit the Fund and its
may be invested in money market funds        shareholders by permitting Invesco Aim
advised by Invesco Aim pursuant to           to utilize the additional resources and
procedures approved by the Board. The        talent of the Affiliated Sub-Advisers in
Board noted that Invesco Aim will receive    managing the Fund.
advisory fees from these affiliated money
market funds attributable to such               B. Fund Performance
investments, although Invesco Aim has
contractually agreed to waive through at     The Board did not view Fund performance
least June 30, 2009, the advisory fees       as a relevant factor in considering
payable by the Fund in an amount equal to    whether to approve the sub-advisory
100% of the net advisory fees Invesco Aim    agreements for the Fund, as no Affiliated
receives from the affiliated money market    Sub-Adviser currently manages any portion
funds with respect to the Fund's             of the Fund's assets.
investment of uninvested cash, but not
cash collateral. The Board considered the       C. Sub-Advisory Fees
contractual nature of this fee waiver and
noted that it remains in effect until at     The Board considered the services to be
least June 30, 2009. The Board concluded     provided by the Affiliated Sub-Advisers
that the Fund's investment of uninvested     pursuant to the sub-advisory agreements
cash and cash collateral from any            and the services to be provided by Invesco
securities lending arrangements in the       Aim pursuant to the Fund's investment
affiliated money market funds is             advisory agreement, as well as the
                                             allocation of fees between Invesco Aim and
                                             the Affiliated Sub-Advisers pursuant to
                                             the sub-advisory agreements.


24   AIM INTERNATIONAL SMALL COMPANY FUND

Supplement to Semiannual Report dated 6/30/08

AIM INTERNATIONAL SMALL COMPANY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                                                                          on certain redemptions or exchanges out of
The following information has been           For periods ended 6/30/08                    the Fund within 30 days of purchase.
prepared to provide Institutional Class      Inception                           15.19%   Exceptions to the redemption fee are
shareholders with a performance overview        5 Years                          28.51    listed in the Fund's prospectus.
specific to their holdings. Institutional       1 Year                          -16.61
Class shares are offered exclusively to         6 Months*                       -15.32       Had the advisor not waived fees and/or
institutional investors, including defined                                                reimbursed expenses in the past,
contribution plans that meet certain         *  Cumulative total return that has not      performance would have been lower.
criteria.                                       been annualized
                                             ==========================================      Please note that past performance is
                                                                                          not indicative of future results. More
                                             Institutional Class shares' inception date   recent returns may be more or less than
                                             is October 25, 2005. Returns since that      those shown. All returns assume
                                             date are historical returns. All other       reinvestment of distributions at NAV.
                                             returns are blended returns of historical    Investment return and principal value will
                                             Institutional Class share performance and    fluctuate so your shares, when redeemed,
                                             restated Class A share performance (for      may be worth more or less than their
                                             periods prior to the inception date of       original cost. See full report for
                                             Institutional Class shares) at net asset     information on comparative benchmarks.
                                             value (NAV) and reflect the Rule 12b-1       Please consult your Fund prospectus for
                                             fees applicable to Class A shares. Class A   more information. For the most current
                                             shares' inception date is August 31, 2000.   month-end performance, please call 800 451
                                                                                          4246 or visit invescoaim.com.
                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at   (1) Total annual operating expenses less
                                             NAV. Performance of Institutional Class          any contractual fee waivers and/or
                                             shares will differ from performance of           expense reimbursements by the advisor
                                             other share classes primarily due to             in effect through at least June 30,
                                             differing sales charges and class                2009. See current prospectus for more
                                             expenses.                                        information.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.09%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.10%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   ISC-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00       $846.80        $5.06       $1,019.45       $5.54        1.10%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM INTERNATIONAL SMALL COMPANY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM International Small Company Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

  The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   136,849,147          4,123,920
      Frank S. Bayley...................................................   136,856,960          4,116,107
      James T. Bunch....................................................   136,850,068          4,122,999
      Bruce L. Crockett.................................................   136,834,285          4,138,782
      Albert R. Dowden..................................................   136,851,266          4,121,801
      Jack M. Fields....................................................   136,893,917          4,079,150
      Martin L. Flanagan................................................   136,889,028          4,084,039
      Carl Frischling...................................................   136,837,466          4,135,601
      Prema Mathai-Davis................................................   136,840,379          4,132,688
      Lewis F. Pennock..................................................   136,853,427          4,119,640
      Larry Soll, Ph.D. ................................................   136,708,623          4,264,444
      Raymond Stickel, Jr. .............................................   136,747,468          4,225,599
      Philip A. Taylor..................................................   136,731,527          4,241,540




                                                                                               WITHHELD/           BROKER
                                                        VOTES FOR        VOTES AGAINST        ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate
      the Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote....................   89,092,876          12,597,596          4,024,351         35,258,244




                                                                                               WITHHELD/           BROKER
                                                        VOTES FOR        VOTES AGAINST        ABSTENTIONS        NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .....................   13,619,817           462,164             406,911          4,714,691



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


25        AIM INTERNATIONAL SMALL COMPANY FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print them out for your records.

This Service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

   If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim
Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors     [INVESCO AIM LOGO]
for the products and services represented by Invesco Aim; they each provide investment advisory services to        - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                        invescoaim.com   ISC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM MID CAP BASIC VALUE FUND
- SERVICE MARK -               Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                6   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 15   Financial Highlights
                               19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY                                                                       MUM SALES CHARGE UNLESS OTHERWISE STATED.
                                                                                          PERFORMANCE FIGURES DO NOT REFLECT
FUND VS. INDEXES                                                                          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
                                                                                          ON FUND DISTRIBUTIONS OR SALE OF FUND
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      SHARES. INVESTMENT RETURN AND PRINCIPAL
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
sales charges, which would have reduced performance.                                      A GAIN OR LOSS WHEN YOU SELL SHARES.

Class A Shares                                                     -21.87%                   THE TOTAL ANNUAL FUND OPERATING EXPENSE
Class B Shares                                                     -22.15                 RATIO SET FORTH IN THE MOST RECENT FUND
Class C Shares                                                     -22.09                 PROSPECTUS AS OF THE DATE OF THIS REPORT
Class R Shares                                                     -21.89                 FOR CLASS A, CLASS B, CLASS C AND CLASS R
S&P 500 Index(triangle) (Broad Market Index)                       -11.90                 SHARES WAS 1.43%, 2.18%, 2.18% AND 1.68%,
Russell Midcap Value Index(triangle) (Style-Specific Index)         -8.58                 RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
Lipper Mid-Cap Value Funds Index(triangle) (Peer Group Index)       -7.62                 ABOVE MAY VARY FROM THE EXPENSE RATIOS
                                                                                          PRESENTED IN OTHER SECTIONS OF THIS REPORT
(triangle)Lipper Inc.                                                                     THAT ARE BASED ON EXPENSES INCURRED DURING
                                                                                          THE PERIOD COVERED BY THIS REPORT.
The S&P 500--REGISTERED TRADEMARK--INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies,           CLASS A SHARE PERFORMANCE REFLECTS THE
but rather the most widely held 500 companies chosen with respect to market size,         MAXIMUM 5.50% SALES CHARGE, AND CLASS B
liquidity, and their industry.                                                            AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
   The RUSSELL MIDCAP--REGISTERED TRADEMARK--VALUE INDEX measures the performance of      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
those Russell Midcap companies with lower price-to-book ratios and lower forecasted       CDSC ON CLASS B SHARES DECLINES FROM 5%
growth values. The Russell Midcap Value Index is a trademark/service mark of the Frank    BEGINNING AT THE TIME OF PURCHASE TO 0%
Russell Company. Russell--REGISTERED TRADEMARK--is a trademark of the Frank Russell       AT THE BEGINNING OF THE SEVENTH YEAR.
Company.                                                                                  THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                                                                          FIRST YEAR AFTER PURCHASE. CLASS R SHARES
   The LIPPER MID-CAP VALUE FUNDS INDEX is an equally weighted representation of the      DO NOT HAVE A FRONT-END SALES CHARGE;
largest funds in the Lipper Mid-Cap Value Funds category. These funds have a below-       RETURNS SHOWN ARE AT NET ASSET VALUE AND
average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share      DO NOT REFLECT A 0.75% CDSC THAT MAY BE
growth value, compared to the S&P MidCap 400 Index.                                       IMPOSED ON A TOTAL REDEMPTION OF
                                                                                          RETIREMENT PLAN ASSETS WITHIN THE FIRST
   The Fund is not managed to track the performance of any particular index, including    YEAR.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                           THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
   A direct investment cannot be made in an index. Unless otherwise indicated, index      DIFFERENT SALES CHARGE STRUCTURES AND
results include reinvested dividends, and they do not reflect sales charges.              CLASS EXPENSES.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS APRIL
                                             30, 2004. RETURNS SINCE THAT DATE ARE
As of 6/30/08, including                     HISTORICAL RETURNS. ALL OTHER RETURNS ARE
maximum applicable sales charges             BLENDED RETURNS OF HISTORICAL CLASS R
                                             SHARE PERFORMANCE AND RESTATED CLASS A
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO
Inception (12/31/01)                 3.72%   THE INCEPTION DATE OF CLASS R SHARES) AT
 5 Years                             6.05    NET ASSET VALUE, ADJUSTED TO REFLECT THE
 1 Year                            -30.57    HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
                                             R SHARES. CLASS A SHARES' INCEPTION DATE
CLASS B SHARES                               IS DECEMBER 31, 2001.
Inception (12/31/01)                 3.90%
 5 Years                             6.18      THE PERFORMANCE DATA QUOTED REPRESENT
 1 Year                            -30.37    PAST PERFORMANCE AND CANNOT GUARANTEE
                                             COMPARABLE FUTURE RESULTS; CURRENT
CLASS C SHARES                               PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
Inception (12/31/01)                 3.90%   VISIT INVESCOAIM.COM FOR THE MOST RECENT
 5 Years                             6.50    MONTH-END PERFORMANCE. PERFORMANCE
 1 Year                            -27.68    FIGURES REFLECT REINVESTED DISTRIBUTIONS,
                                             CHANGES IN NET ASSET VALUE AND THE EFFECT
CLASS R SHARES                               OF THE MAXI-
Inception                            4.44%
 5 Years                             7.06
 1 Year                            -26.64
==========================================


2   AIM MID CAP BASIC VALUE FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short- term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM MID CAP BASIC VALUE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               24.3%
-------------------------------------------------------------------------
Information Technology                                               21.0
-------------------------------------------------------------------------
Financials                                                           19.9
-------------------------------------------------------------------------
Health Care                                                          18.8
-------------------------------------------------------------------------
Industrials                                                           8.3
-------------------------------------------------------------------------
Consumer Staples                                                      5.5
-------------------------------------------------------------------------
Materials                                                             1.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.83%

ADVERTISING-3.75%

Interpublic Group of Cos., Inc. (The)(b)                782,801    $  6,732,089
===============================================================================


APPAREL RETAIL-2.85%

Men's Wearhouse, Inc. (The)(c)                          314,255       5,119,214
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.69%

Liz Claiborne, Inc.(c)                                  341,624       4,833,980
===============================================================================


BREWERS-3.48%

Molson Coors Brewing Co.-Class B                        115,086       6,252,622
===============================================================================


COMMUNICATIONS EQUIPMENT-2.97%

Plantronics, Inc.                                       239,396       5,343,319
===============================================================================


COMPUTER HARDWARE-3.45%

Dell Inc.(b)                                            283,112       6,194,490
===============================================================================


CONSTRUCTION & ENGINEERING-4.06%

Shaw Group Inc. (The)(b)                                118,206       7,303,949
===============================================================================


CONSUMER FINANCE-1.41%

AmeriCredit Corp.(b)(c)                                 294,864       2,541,728
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.50%

DST Systems, Inc.(b)(c)                                  81,723       4,498,851
===============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.17%

ChoicePoint Inc.(b)                                      43,449       2,094,242
===============================================================================


EDUCATION SERVICES-3.01%

Apollo Group Inc.-Class A(b)                            122,148       5,406,270
===============================================================================


HEALTH CARE DISTRIBUTORS-5.49%

Cardinal Health, Inc.                                   103,994       5,364,011
-------------------------------------------------------------------------------
McKesson Corp.                                           80,562       4,504,221
===============================================================================
                                                                      9,868,232
===============================================================================


HEALTH CARE EQUIPMENT-3.56%

Advanced Medical Optics, Inc.(b)(c)                     121,945       2,285,249
-------------------------------------------------------------------------------
Symmetry Medical Inc.(b)                                253,818       4,116,928
===============================================================================
                                                                      6,402,177
===============================================================================


HOME FURNISHINGS-2.12%

Tempur-Pedic International Inc.(c)                      487,505       3,807,414
===============================================================================


HOUSEHOLD APPLIANCES-2.33%

Whirlpool Corp.(c)                                       67,743       4,181,775
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-3.11%

Robert Half International, Inc.                         233,451       5,595,820
===============================================================================


INSURANCE BROKERS-4.19%

Marsh & McLennan Cos., Inc.                             187,199       4,970,133
-------------------------------------------------------------------------------
National Financial Partners Corp.(c)                    128,814       2,553,094
===============================================================================
                                                                      7,523,227
===============================================================================


INVESTMENT BANKING & BROKERAGE-1.71%

FBR Capital Markets Corp.(b)(c)                         609,493       3,065,750
===============================================================================


LEISURE PRODUCTS-2.35%

Brunswick Corp.(c)                                      397,911       4,217,857
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-3.28%

Waters Corp.(b)                                          91,350       5,892,075
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM MID CAP BASIC VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MANAGED HEALTH CARE-6.48%

Aetna Inc.                                               97,116    $  3,936,112
-------------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                           159,708       4,858,317
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 108,592       2,850,540
===============================================================================
                                                                     11,644,969
===============================================================================


PACKAGED FOODS & MEATS-2.07%

Cadbury PLC-ADR (United Kingdom)                         73,964       3,721,844
===============================================================================


PAPER PACKAGING-0.98%

Smurfit-Stone Container Corp.(b)(c)                     432,019       1,758,317
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.65%

Security Capital Assurance Ltd.(b)(c)(d)                258,339          74,918
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A                                 140,246       2,883,458
===============================================================================
                                                                      2,958,376
===============================================================================


PUBLISHING-5.23%

McGraw-Hill Cos., Inc. (The)                            103,400       4,148,408
-------------------------------------------------------------------------------
Valassis Communications, Inc.(b)(c)                     419,855       5,256,585
===============================================================================
                                                                      9,404,993
===============================================================================


REGIONAL BANKS-3.75%

Popular, Inc.(c)                                        461,580       3,041,812
-------------------------------------------------------------------------------
Zions Bancorp.(c)                                       117,145       3,688,896
===============================================================================
                                                                      6,730,708
===============================================================================


SEMICONDUCTOR EQUIPMENT-8.16%

ASML Holding N.V. (Netherlands)(e)                      215,563       5,250,065
-------------------------------------------------------------------------------
Brooks Automation, Inc.(b)                              159,921       1,322,547
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                        198,747       8,090,990
===============================================================================
                                                                     14,663,602
===============================================================================


SEMICONDUCTORS-3.88%

Maxim Integrated Products, Inc.                         329,938       6,978,189
===============================================================================


SPECIALIZED FINANCE-4.57%

CIT Group, Inc.(c)                                      196,552       1,338,519
-------------------------------------------------------------------------------
Moody's Corp.(c)                                        199,849       6,882,800
===============================================================================
                                                                      8,221,319
===============================================================================


THRIFTS & MORTGAGE FINANCE-2.58%

Fannie Mae                                               79,100       1,543,241
-------------------------------------------------------------------------------
Freddie Mac                                             188,723       3,095,057
===============================================================================
                                                                      4,638,298
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $221,264,367)                                          177,595,696
===============================================================================



MONEY MARKET FUNDS-1.75%

Liquid Assets Portfolio-Institutional Class(f)        1,571,850       1,571,850
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              1,571,850       1,571,850
===============================================================================
     Total Money Market Funds (Cost $3,143,700)                       3,143,700
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.58% (Cost $224,408,067)                                 180,739,396
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-20.63%

Liquid Assets Portfolio-Institutional Class (Cost
  $37,074,591)(f)(g)                                 37,074,591      37,074,591
===============================================================================
TOTAL INVESTMENTS-121.21% (Cost $261,482,658)                       217,813,987
===============================================================================
OTHER ASSETS LESS LIABILITIES-(21.21)%                              (38,114,027)
===============================================================================
NET ASSETS-100.00%                                                 $179,699,960
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented 0.04% of the Fund's Net Assets. See Note 1A.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2008 represented 2.92% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MID CAP BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $221,264,367)*                          $177,595,696
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $40,218,291)                  40,218,291
======================================================
     Total investments (Cost
       $261,482,658)                       217,813,987
======================================================
Receivables for:
  Fund shares sold                             154,367
------------------------------------------------------
  Dividends                                    141,545
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             19,260
------------------------------------------------------
Other assets                                    30,100
======================================================
     Total assets                          218,159,259
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        538,650
------------------------------------------------------
  Fund shares reacquired                       608,216
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 37,074,591
------------------------------------------------------
  Accrued fees to affiliates                   127,582
------------------------------------------------------
  Accrued other operating expenses              75,777
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              34,483
======================================================
     Total liabilities                      38,459,299
======================================================
Net assets applicable to shares
  outstanding                             $179,699,960
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $187,127,327
------------------------------------------------------
Undistributed net investment income            176,652
------------------------------------------------------
Undistributed net realized gain             36,064,652
------------------------------------------------------
Unrealized appreciation (depreciation)     (43,668,671)
======================================================
                                          $179,699,960
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 86,324,358
______________________________________________________
======================================================
Class B                                   $ 25,499,096
______________________________________________________
======================================================
Class C                                   $ 15,389,247
______________________________________________________
======================================================
Class R                                   $  1,605,246
______________________________________________________
======================================================
Institutional Class                       $ 50,882,013
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      8,079,531
______________________________________________________
======================================================
Class B                                      2,509,081
______________________________________________________
======================================================
Class C                                      1,515,159
______________________________________________________
======================================================
Class R                                        151,496
______________________________________________________
======================================================
Institutional Class                          4,655,981
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      10.68
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.68 divided
     by 94.50%)                           $      11.30
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      10.16
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      10.16
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      10.60
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      10.93
______________________________________________________
======================================================




* At June 30, 2008, securities with an aggregate value of $34,700,786 were on loan to brokers.






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MID CAP BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $10,464)                             $  1,478,517
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $142,409)                                                                           266,420
================================================================================================
     Total investment income                                                           1,744,937
================================================================================================


EXPENSES:

Advisory fees                                                                            810,918
------------------------------------------------------------------------------------------------
Administrative services fees                                                              44,926
------------------------------------------------------------------------------------------------
Custodian fees                                                                             6,995
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                128,796
------------------------------------------------------------------------------------------------
  Class B                                                                                169,266
------------------------------------------------------------------------------------------------
  Class C                                                                                 99,036
------------------------------------------------------------------------------------------------
  Class R                                                                                  3,090
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     280,806
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         299
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 11,191
------------------------------------------------------------------------------------------------
Other                                                                                    113,057
================================================================================================
     Total expenses                                                                    1,668,380
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (15,689)
================================================================================================
     Net expenses                                                                      1,652,691
================================================================================================
Net investment income                                                                     92,246
================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               23,379,801
================================================================================================
  Foreign currencies                                                                       4,065
================================================================================================
                                                                                      23,383,866
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (75,952,020)
================================================================================================
  Foreign currencies                                                                         (11)
================================================================================================
                                                                                     (75,952,031)
================================================================================================
Net realized and unrealized gain (loss)                                              (52,568,165)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(52,475,919)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MID CAP BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $     92,246    $  1,213,784
------------------------------------------------------------------------------------------------------
  Net realized gain                                                         23,383,866      32,018,457
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (75,952,031)    (11,242,671)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (52,475,919)     21,989,570
======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --        (465,258)
------------------------------------------------------------------------------------------------------
  Class R                                                                           --          (2,312)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --        (634,499)
======================================================================================================
     Total distributions from net investment income                                 --      (1,102,069)
======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --     (10,506,012)
------------------------------------------------------------------------------------------------------
  Class B                                                                           --      (4,087,313)
------------------------------------------------------------------------------------------------------
  Class C                                                                           --      (2,383,619)
------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (92,324)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --      (5,850,220)
======================================================================================================
     Total distributions from net realized gains                                    --     (22,919,488)
======================================================================================================
Share transactions-net:
  Class A                                                                   (3,974,237)      2,313,585
------------------------------------------------------------------------------------------------------
  Class B                                                                   (8,303,737)    (10,356,322)
------------------------------------------------------------------------------------------------------
  Class C                                                                   (4,681,413)     (1,352,665)
------------------------------------------------------------------------------------------------------
  Class R                                                                      921,271         652,416
------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (1,089,737)     23,538,871
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (17,127,853)     14,795,885
======================================================================================================
     Net increase (decrease) in net assets                                 (69,603,772)     12,763,898
______________________________________________________________________________________________________
======================================================================================================


NET ASSETS:

  Beginning of period                                                      249,303,732     236,539,834
------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $176,652 and $84,406, respectively)                                  $179,699,960    $249,303,732
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MID CAP BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


9        AIM MID CAP BASIC VALUE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and

10        AIM MID CAP BASIC VALUE FUND

      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $5,455.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $630.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales

11        AIM MID CAP BASIC VALUE FUND
charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $17,682 in front-end sales commissions from the sale of Class A shares and $752, $18,006, $2,403 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $212,563,922
--------------------------------------
Level 2                     5,250,065
--------------------------------------
Level 3                            --
======================================
                         $217,813,987
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $2,184,735.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,604.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,795 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12        AIM MID CAP BASIC VALUE FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $87,319,428 and $102,369,040, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 19,177,664
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (64,182,364)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(45,004,700)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $262,818,687.




13        AIM MID CAP BASIC VALUE FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                       JUNE 30,                      DECEMBER 31,
                                                                       2008(a)                           2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,053,983     $ 13,178,783      2,160,406     $ 32,888,783
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       169,542        1,995,555        482,044        6,979,030
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       130,034        1,526,173        454,282        6,524,442
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        97,891        1,193,600         47,353          721,142
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           439,955        5,601,971      1,564,505       23,793,276
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        774,788       10,537,114
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        298,586        3,878,626
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        170,194        2,209,130
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --          7,010           94,634
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        467,873        6,484,715
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       310,446        3,815,822        387,795        5,834,239
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (325,769)      (3,815,822)      (404,613)      (5,834,239)
========================================================================================================================
Reacquired:
  Class A                                                    (1,711,874)     (20,968,842)    (3,118,165)     (46,946,551)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (553,475)      (6,483,470)    (1,064,161)     (15,379,739)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (527,620)      (6,207,586)      (700,064)     (10,086,237)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (22,649)        (272,329)       (10,758)        (163,360)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (526,070)      (6,691,708)      (417,049)      (6,739,120)
========================================================================================================================
                                                             (1,465,606)    $(17,127,853)     1,100,026     $ 14,795,885
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.

        In addition, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


14        AIM MID CAP BASIC VALUE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                      JUNE 30,         -----------------------------------------------------------
                                                        2008             2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 13.67         $  13.83     $  14.48     $  13.12     $  11.28     $  8.23
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            0.01(a)          0.09        (0.04)(a)    (0.07)       (0.10)(a)   (0.08)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (3.00)            1.19         1.25         1.43         1.93        3.13
----------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                  --               --           --           --         0.01          --
==================================================================================================================================
     Total from investment operations                    (2.99)            1.28         1.21         1.36         1.84        3.05
==================================================================================================================================
Less distributions:
  Dividends from net investment income                      --            (0.06)          --           --           --          --
----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --            (1.38)       (1.86)          --           --          --
==================================================================================================================================
     Total distributions                                    --            (1.44)       (1.86)          --           --          --
==================================================================================================================================
Net asset value, end of period                         $ 10.68         $  13.67     $  13.83     $  14.48     $  13.12     $ 11.28
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(b)                                         (21.87)%           9.30%        8.47%       10.37%       16.31%(c)   37.06%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $86,324         $115,198     $113,672     $127,775     $115,164     $55,372
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.51%(d)         1.43%        1.52%        1.51%        1.67%       1.80%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.52%(d)         1.46%        1.58%        1.57%        1.69%       1.92%
==================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                      0.10%(d)         0.55%       (0.30)%      (0.51)%      (0.85)%     (1.00)%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover rate(e)                                  41%              44%          46%          29%          34%         52%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 16.22%.
(d) Ratios are annualized and based on average daily net assets of $103,602,974.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS B
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30,         -------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 13.05         $ 13.30     $ 14.10     $ 12.87     $ 11.14     $  8.18
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)(a)       (0.03)      (0.15)(a)   (0.16)      (0.18)(a)   (0.13)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (2.85)           1.16        1.21        1.39        1.90        3.09
--------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                    --              --          --          --        0.01          --
================================================================================================================================
     Total from investment operations                      (2.89)           1.13        1.06        1.23        1.73        2.96
================================================================================================================================
Less distributions from net realized gains                    --           (1.38)      (1.86)         --          --          --
================================================================================================================================
Net asset value, end of period                           $ 10.16         $ 13.05     $ 13.30     $ 14.10     $ 12.87     $ 11.14
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                           (22.15)%          8.53%       7.63%       9.56%      15.53%(c)   36.19%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $25,499         $42,012     $51,970     $69,594     $63,374     $38,165
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.26%(d)        2.18%       2.27%       2.21%       2.32%       2.45%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         2.27%(d)        2.21%       2.33%       2.27%       2.34%       2.57%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.65)%(d)      (0.20)%     (1.05)%     (1.21)%     (1.50)%     (1.65)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                    41%             44%         46%         29%         34%         52%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.44%.
(d)  Ratios are annualized and based on average daily net assets of $34,039,244.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM MID CAP BASIC VALUE FUND

                                                                                       CLASS C
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30,         -------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 13.04         $ 13.30     $ 14.09     $ 12.86     $ 11.13     $  8.18
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)(a)       (0.03)      (0.15)(a)   (0.16)      (0.18)(a)   (0.12)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (2.84)           1.15        1.22        1.39        1.90        3.07
--------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                    --              --          --          --        0.01          --
================================================================================================================================
     Total from investment operations                      (2.88)           1.12        1.07        1.23        1.73        2.95
================================================================================================================================
Less distributions from net realized gains                    --           (1.38)      (1.86)         --          --          --
================================================================================================================================
Net asset value, end of period                           $ 10.16         $ 13.04     $ 13.30     $ 14.09     $ 12.86     $ 11.13
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                           (22.09)%          8.45%       7.70%       9.56%      15.54%(c)   36.06%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $15,389         $24,950     $26,435     $29,946     $27,601     $13,422
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.26%(d)        2.18%       2.27%       2.21%       2.32%       2.45%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         2.27%(d)        2.21%       2.33%       2.27%       2.34%       2.57%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.65)%(d)      (0.20)%     (1.05)%     (1.21)%     (1.50)%     (1.65)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                    41%             44%         46%         29%         34%         52%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.45%.
(d)  Ratios are annualized and based on average daily net assets of $19,916,076.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS R
                                                -------------------------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                    JUNE 30,         ----------------------------       TO DECEMBER 31,
                                                      2008            2007       2006       2005              2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 13.57         $13.75     $14.44     $13.11            $11.88
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.01)(a)       0.03      (0.08)(a)  (0.05)            (0.08)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.96)          1.20       1.25       1.38              1.30
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                --             --         --         --              0.01
=========================================================================================================================
     Total from investment operations                  (2.97)          1.23       1.17       1.33              1.23
=========================================================================================================================
Less distributions:
  Dividends from net investment income                    --          (0.03)        --         --                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (1.38)     (1.86)        --                --
=========================================================================================================================
     Total distributions                                  --          (1.41)     (1.86)        --                --
=========================================================================================================================
Net asset value, end of period                       $ 10.60         $13.57     $13.75     $14.44            $13.11
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                       (21.89)%         9.01%      8.22%     10.15%            10.35%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $ 1,605         $1,035     $  449     $  175            $   33
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.76%(d)       1.68%      1.77%      1.71%             1.78%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.77%(d)       1.71%      1.83%      1.77%             1.80%(e)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.15)%(d)      0.30%     (0.55)%    (0.71)%           (0.96)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                41%            44%        46%        29%               34%
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.27%.
(d)  Ratios are annualized and based on average daily net assets of $1,242,910.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM MID CAP BASIC VALUE FUND

                                                                             INSTITUTIONAL CLASS
                                                ----------------------------------------------------------------------------
                                                                                                            APRIL 30, 2004
                                                SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                    JUNE 30,         -------------------------------       TO DECEMBER 31,
                                                      2008             2007        2006        2005              2004
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 13.94         $ 14.08     $ 14.62     $ 13.17            $11.88
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.04(a)         0.16        0.05(a)     0.01             (0.02)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (3.05)           1.23        1.27        1.44              1.30
----------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                --              --          --          --              0.01
============================================================================================================================
     Total from investment operations                  (3.01)           1.39        1.32        1.45              1.29
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.15)         --          --                --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (1.38)      (1.86)         --                --
============================================================================================================================
     Total distributions                                  --           (1.53)      (1.86)         --                --
============================================================================================================================
Net asset value, end of period                       $ 10.93         $ 13.94     $ 14.08     $ 14.62            $13.17
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (21.59)%          9.91%       9.15%      11.01%            10.86%(c)
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $50,882         $66,109     $44,013     $25,174            $7,530
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.90%(d)        0.87%       0.92%       0.92%             1.03%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     0.91%(d)        0.90%       0.98%       0.98%             1.05%(e)
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.71%(d)        1.11%       0.30%      (0.08)%           (0.21)%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                                41%             44%         46%         29%               34%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.77%.
(d)  Ratios are annualized and based on average daily net assets of $60,090,990.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

17        AIM MID CAP BASIC VALUE FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM MID CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $781.30        $ 6.69      $1,017.35       $ 7.57       1.51%
---------------------------------------------------------------------------------------------------
        B            1,000.00        778.50          9.99       1,013.63        11.31       2.26
---------------------------------------------------------------------------------------------------
        C            1,000.00        779.10         10.00       1,013.63        11.31       2.26
---------------------------------------------------------------------------------------------------
        R            1,000.00        781.10          7.79       1,016.11         8.82       1.76
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM MID CAP BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         renewal process, the Trustees receive        from one another and attributed
AIM Funds Group is required under the        comparative performance and fee data         different weight to the various factors.
Investment Company Act of 1940 to            regarding the AIM Funds prepared by an       The Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
Mid Cap Basic Value Fund (the Fund)          (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each Sub-           FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Committee's recommendations in making its    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   annual recommendation to the Board whether
                                             to approve the continuance of each AIM       The discussion below serves as a
   The independent Trustees met separately   Fund's investment advisory agreement and     summary of the Senior Officer's
during their evaluation of the Fund's        sub-advisory agreements for another year.    independent written evaluation with
investment advisory agreement with                                                        respect to the Fund's investment advisory
independent legal counsel from whom they        The independent Trustees are assisted     agreement as well as a discussion of the
received independent legal advice, and the   in their annual evaluation of the Fund's     material factors and related conclusions
independent Trustees also received           investment advisory agreement by the         that formed the basis for the Board's
assistance during their deliberations from   independent Senior Officer. One              approval of the Fund's investment
the independent Senior Officer, a            responsibility of the Senior Officer is to   advisory agreement and sub-advisory
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   agreements. Unless otherwise stated,
reports directly to the independent          proposed management fees are negotiated      information set forth below is as of June
Trustees.                                    during the annual contract renewal process   19, 2008 and does not reflect any changes
                                             to ensure that they are negotiated in a      that may have occurred since that date,
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           including but not limited to changes to
                                             reasonable. Accordingly, the Senior          the Fund's performance, advisory fees,
The Board's Investments Committee has        Officer must either supervise a              expense limitations and/or fee waivers.
established three Sub-Committees that are    competitive bidding process or prepare an
responsible for overseeing the manage-       independent written evaluation. The Senior   I. Investment Advisory Agreement
ment of a number of the series portfolios    Officer has recommended that an independ-
of the AIM Funds. This Sub-Committee         ent written evaluation be provided and, at      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   the direction of the Board, has prepared           Services Provided by Invesco Aim
the performance of the AIM Funds that have   an independent written evaluation.
been assigned to them. The Sub-Com-                                                       The Board reviewed the advisory
mittees meet throughout the year to review      During the annual contract renewal        services provided to the Fund by Invesco
the performance of their assigned funds,     process, the Board considered the factors    Aim under the Fund's investment advisory
and the Sub-Committees review monthly and    discussed below under the heading "Factors   agreement, the performance of Invesco Aim
quarterly comparative performance            and Conclusions and Summary of Inde-         in providing these services, and the
information and periodic asset flow data     pendent Written Fee Evaluation" in           credentials and experience of the officers
for their assigned funds. These materials    evaluating the fairness and                  and employees of Invesco Aim who provide
are prepared under the direction and         reasonableness of the Fund's investment      these services. The Board's review of the
supervision of the independent Senior        advisory agreement and sub-advisory          qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   agreements at the contract renewal           these services included the Board's
Sub-Committees meet with portfolio           meetings and at their meetings throughout    consideration of Invesco Aim's portfolio
managers for their assigned funds and        the year as part of their ongoing            and product review process, various back
other members of management and review       oversight of the Fund. The Fund's invest-    office support functions provided by
with these individuals the performance,      ment advisory agreement and sub-advisory     Invesco Aim and its affiliates, and
investment objective(s), policies,           agreements were considered separately,       Invesco Aim's equity and fixed income
strategies and limitations of these funds.   although the Board also considered the       trading operations. The Board concluded
                                             common interests of all of the AIM Funds     that the nature, extent and quality of the
   In addition to their meetings through-    in their deliberations. The Board            advisory services provided to the Fund by
out the year, the Sub-Committees meet at     considered all of the information provided   Invesco Aim were appropriate and that
designated contract renewal meetings each    to them and did not identify any             Invesco Aim currently is providing
year to conduct an in-depth review of the    particular factor that was controlling.      satisfactory advisory services in
performance, fees and expenses of their      Each Trustee may have evaluated the          accordance with the terms of the Fund's
assigned funds. During the contract          information provided differently             investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


20   AIM MID CAP BASIC VALUE FUND

managers, the Board concluded that these     Fund performance through the most recent     the Fund's advisory fees appropriately
individuals are competent and able to        calendar year, the Board also reviewed       reflect economies of scale at current
continue to carry out their                  more recent Fund performance and this        asset levels. The Board also noted that
responsibilities under the Fund's            review did not change their conclusions.     the Fund shares directly in economies of
investment advisory agreement.                                                            scale through lower fees charged by third
                                                                                          party service providers based on the
   In determining whether to continue the       C. Advisory Fees and Fee Waivers          combined size of all of the AIM Funds and
Fund's investment advisory agreement, the                                                 affiliates.
Board considered the prior relationship      The Board compared the Fund's contrac-
between Invesco Aim and the Fund, as well    tual advisory fee rate to the contractual       E. Profitability and Financial
as the Board's knowledge of Invesco Aim's    advisory fee rates of funds in the Fund's          Resources of Invesco Aim
operations, and concluded that it was        Lipper expense group that are not managed
beneficial to maintain the current           by Invesco Aim, at a common asset level      The Board reviewed information from
relationship, in part, because of such       and as of the end of the past calendar       Invesco Aim concerning the costs of the
knowledge. The Board also considered the     year. The Board noted that the Fund's        advisory and other services that Invesco
steps that Invesco Aim and its affiliates    contractual advisory fee rate was below      Aim and its affiliates provide to the Fund
have taken over the last several years to    the median contractual advisory fee rate     and the profitability of Invesco Aim and
improve the quality and efficiency of the    of funds in its expense group. The Board     its affiliates in providing these
services they provide to the AIM Funds in    also reviewed the methodology used by        services. The Board also reviewed
the areas of investment performance,         Lipper in determining contractual fee        information concerning the financial
product line diversification,                rates. The Board noted that Invesco Aim      condition of Invesco Aim and its
distribution, fund operations, shareholder   does not serve as an advisor to other        affiliates. The Board also reviewed with
services and compliance. The Board con-      mutual funds or other clients with           Invesco Aim the methodology used to
cluded that the quality and efficiency of    investment strategies comparable to those    prepare the profitability information. The
the services Invesco Aim and its             of the Fund.                                 Board considered the overall profitability
affiliates provide to the AIM Funds in                                                    of Invesco Aim, as well as the
each of these areas have generally              The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
improved, and support the Board's approval   not proposed any advisory fee waivers or     with managing the Fund. The Board noted
of the continuance of the Fund's             expense limitations for the Fund; however    that Invesco Aim continues to operate at a
investment advisory agreement.               Invesco Aim informed the Board that it had   net profit, although increased expenses in
                                             analyzed the total expenses of the Fund,     recent years have reduced the
   B. Fund Performance                       which are impacted by transfer agent fees,   profitability of Invesco Aim and its
                                             and determined that the total expenses are   affiliates. The Board concluded that the
The Board compared the Fund's perform-       currently appropriate. Based upon amend-     Fund's fees were fair and reasonable, and
ance during the past one, three and five     ments to the Fund's contractual advisory     that the level of profits realized by
calendar years to the performance of funds   fee schedule in recent years, the Board      Invesco Aim and its affiliates from
in the Fund's performance group that are     concluded that it was not necessary at       providing services to the Fund was not
not managed by Invesco Aim, and against      this time to discuss with Invesco Aim        excessive in light of the nature, quality
the performance of all funds in the Lipper   whether to amend the contractual advisory    and extent of the services provided. The
Mid-Cap Value Funds Index. The Board also    fee schedule or implement any fee            Board considered whether Invesco Aim is
reviewed the criteria used by Invesco Aim    waivers or expense limitations for the       financially sound and has the resources
to identify the funds in the Fund's          Fund.                                        necessary to perform its obligations
performance group for inclusion in the                                                    under the Fund's investment advisory
Lipper reports. The Board noted that the        After taking account of the Fund's        agreement, and concluded that Invesco Aim
Fund's performance was in the first          contractual advisory fee rate, as well as    has the financial resources necessary to
quintile of its performance group for the    the comparative advisory fee information     fulfill these obligations.
one year period and in the third quintile    discussed above, the Board concluded that
for the three and five year periods (the     the Fund's advisory fees were fair and          F. Independent Written Evaluation of
first quintile being the best performing     reasonable.                                        the Fund's Senior Officer
funds and the fifth quintile being the
worst performing funds). The Board noted        D. Economies of Scale and Breakpoints     The Board noted that, at their direction,
that the Fund's performance was above the                                                 the Senior Officer of the Fund, who is
performance of the Index for the one and     The Board considered the extent to which     independent of Invesco Aim and Invesco
three year periods, and below the            there are economies of scale in Invesco      Aim's affiliates, had prepared an
performance of the Index for the five year   Aim's provision of advisory services to      independent written evaluation to assist
period. The Board also considered the        the Fund. The Board also considered          the Board in determining the
steps Invesco Aim has taken over the last    whether the Fund benefits from such          reasonableness of the proposed
several years to improve the quality and     economies of scale through contractual       management fees of the AIM Funds,
efficiency of the services that Invesco      breakpoints in the Fund's advisory fee       including the Fund. The Board noted that
Aim provides to the AIM Funds. The Board     schedule or through advisory fee waivers     they had relied upon the Senior Officer's
concluded that Invesco Aim continues to be   or expense limitations. The Board noted      written evaluation instead of a
responsive to the Board's focus on fund      that the Fund's contractual advisory fee     competitive bidding process. In
performance. Although the independent        schedule includes seven breakpoints and      determining whether to continue the Fund's
written evaluation of the Fund's Senior      that the level of the Fund's advisory        investment advisory agreement, the Board
Officer only considered                      fees, as a percentage of the Fund's net      considered the Senior Officer's written
                                             assets, has decreased as net assets          evaluation.
                                             increased because of the breakpoint. Based
                                             on this information, the Board concluded
                                             that

                                                                                                                           continued


21   AIM MID CAP BASIC VALUE FUND

   G. Collateral Benefits to Invesco Aim     to 100% of the net advisory fees Invesco        C. Sub-Advisory Fees
      and its Affiliates                     Aim receives from the affiliated money
                                             market funds with respect to the Fund's      The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered        pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      the contractual nature of this fee waiver    and the services to be provided by Invesco
relationship with the Fund, including the    and noted that it remains in effect until    Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         at least June 30, 2009. The Board            advisory agreement, as well as the
affiliates for their provision of            concluded that the Fund's investment of      allocation of fees between Invesco Aim and
administrative, transfer agency and          uninvested cash and cash collateral from     the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       any securities lending arrangements in       the sub-advisory agreements. The Board
Board considered the performance of          the affiliated money market funds is in      noted that the subadvisory fees have no
Invesco Aim and its affiliates in provid-    the best interests of the Fund and its       direct effect on the Fund or its
ing these services and the organizational    shareholders.                                shareholders, as they are paid by Invesco
structure employed by Invesco Aim and its                                                 Aim to the Affiliated Sub-Advisers, and
affiliates to provide these services. The    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated Sub-
Board also considered that these services                                                 Advisers are affiliates. After taking
are provided to the Fund pursuant to            A. Nature, Extent and Quality of          account of the Fund's contractual
written contracts which are reviewed and           Services Provided by Affiliated        sub-advisory fee rate, as well as other
approved on an annual basis by the Board.          Sub-Advisors                           relevant factors, the Board concluded that
The Board concluded that Invesco Aim and                                                  the Fund's sub-advisory fees were fair
its affiliates were providing these          The Board reviewed the services to be        and reasonable.
services in a satisfactory manner and in     provided by Invesco Trimark Ltd., Invesco
accordance with the terms of their           Asset Management Deutschland, GmbH,             D. Financial Resources of the
contracts, and were qualified to continue    Invesco Asset Management Limited, In-              Affiliated Sub-Advisers
to provide these services to the Fund.       vesco Asset Management (Japan) Limited,
                                             Invesco Australia Limited, Invesco Global    The Board considered whether each Affili-
   The Board considered the benefits real-   Asset Management (N.A.), Inc., Invesco       ated Sub-Adviser is financially sound and
ized by Invesco Aim as a result of           Hong Kong Limited, Invesco Institutional     has the resources necessary to perform its
portfolio brokerage transactions executed    (N.A.), Inc. and Invesco Senior Secured      obligations under its respective sub-advi-
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          sory agreement, and concluded that each
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         Affiliated Sub-Adviser has the financial
commissions paid by the Fund and/or          sub-advisory agreements and the              resources necessary to fulfill these
other funds advised by Invesco Aim are       credentials and experience of the            obligations.
used to pay for research and execution       officers and employees of the Affiliated
services. The Board noted that soft dollar   Sub-Advisers who will provide these
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that
arrangements may be used by Invesco Aim in     are geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund sharehold-    in part for the purpose of researching
ers. The Board concluded that Invesco        and compiling information and making
Aim's soft dollar arrangements were appro-   recommendations on the markets and
priate. The Board also concluded that,       economies of various countries and
based on their review and representations    securities of companies located in such
made by Invesco Aim, these arrangements      countries or on various types of
were consistent with regulatory              investments and investment techniques, and
requirements.                                providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collat-      shareholders by permitting Invesco Aim to
eral from any securities lending arrange-    utilize the additional resources and
ments may be invested in money market        talent of the Affiliated Sub-Advisers in
funds advised by Invesco Aim pursuant to     managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money
market funds attributable to such invest-    The Board did not view Fund performance as
ments, although Invesco Aim has contractu-   a relevant factor in considering whether
ally agreed to waive through at least June   to approve the sub-advisory agreements for
30, 2009, the advisory fees payable by the   the Fund, as no Affiliated Sub-Adviser
Fund in an amount equal                      currently manages any portion of the
                                             Fund's assets.


22   AIM MID CAP BASIC VALUE FUND

Supplement to Semiannual Report dated 6/30/08

AIM MID CAP BASIC VALUE FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 6/30/08                    recent returns may be more or less than
prepared to provide Institutional Class      Inception                            5.03%   those shown. All returns assume
shareholders with a performance overview        5 Years                           7.79    reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                          -26.06    Investment return and principal value will
Class shares are offered exclusively to         6 Months*                       -21.59    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 30, 2004. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is December 31,
                                             2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.87%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   MCBV-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $784.10        $3.99       $1,020.39       $4.52        0.90%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM MID CAP BASIC VALUE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Mid Cap Basic Value Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
       MATTERS                                                              VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker.....................................................   136,849,147          4,123,920
       Frank S. Bayley..................................................   136,856,960          4,116,107
       James T. Bunch...................................................   136,850,068          4,122,999
       Bruce L. Crockett................................................   136,834,285          4,138,782
       Albert R. Dowden.................................................   136,851,266          4,121,801
       Jack M. Fields...................................................   136,893,917          4,079,150
       Martin L. Flanagan...............................................   136,889,028          4,084,039
       Carl Frischling..................................................   136,837,466          4,135,601
       Prema Mathai-Davis...............................................   136,840,379          4,132,688
       Lewis F. Pennock.................................................   136,853,427          4,119,640
       Larry Soll, Ph.D.................................................   136,708,623          4,264,444
       Raymond Stickel, Jr..............................................   136,747,468          4,225,599
       Philip A. Taylor.................................................   136,731,527          4,241,540




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*   Approve an amendment to the Trust's Agreement
       and Declaration of Trust that would permit the
       Board of Trustees of the Trust to terminate the
       Trust, the Fund, and each other series portfolio
       of the Trust, or a share class without a
       shareholder vote................................   89,092,876        12,597,596         4,024,351         35,258,244
(3)    Approve a new sub-advisory agreement between
       Invesco Aim Advisors, Inc. and each of AIM Funds
       Management, Inc.; Invesco Asset Management
       Deutschland, GmbH; Invesco Asset Management
       Limited; Invesco Asset Management (Japan)
       Limited; Invesco Australia Limited; Invesco
       Global Asset Management (N.A.), Inc.; Invesco
       Hong Kong Limited; Invesco Institutional (N.A.),
       Inc.; and Invesco Senior Secured Management,
       Inc.............................................    8,149,837           264,691           314,672          2,077,242



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


23        AIM MID CAP BASIC VALUE FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco       - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors - SERVICE MARK
-that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                        invescoaim.com   MCBV-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SELECT EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]


AIM Investments became          2   Fund Performance
INVESCO AIM                     3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                7   Financial Statements
                               10   Notes to Financial Statements
For more details, go to        16   Financial Highlights
invescoaim.com                 19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                     -12.70%
Class B Shares                                                     -13.01
Class C Shares                                                     -12.98
S&P 500 Index(triangle)(Broad Market Index)                        -11.90
Russell 3000 Index(triangle) (Style-Specific Index)                -11.05
Lipper Multi-Cap Core Funds Index(triangle) (Peer Group Index)     -10.28

(triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 3000--REGISTERED TRADEMARK-- INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approxi-
mately 98% of the investable U.S. equity market. The Russell 3000 Index is a trademark/
service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trade-
mark of the Frank Russell Company.

   The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-
share growth value, compared to the S&P SuperComposite 1500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 DISTRIBUTIONS, CHANGES IN NET ASSET VALUE       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             AND THE EFFECT OF THE MAXIMUM SALES CHARGE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 6/30/08, including                     UNLESS OTHERWISE STATED. PERFORMANCE         AND CLASS C SHARE PERFORMANCE REFLECTS THE
maximum applicable sales                     FIGURES DO NOT REFLECT DEDUCTION OF TAXES    APPLICABLE CONTINGENT DEFERRED SALES
charges                                      A SHAREHOLDER WOULD PAY ON FUND              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             DISTRIBUTIONS OR SALE OF FUND SHARES.        CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE WILL   BEGINNING AT THE TIME OF PURCHASE TO 0%
Inception (12/4/67)                  7.85%   FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     AT THE BEGINNING OF THE SEVENTH YEAR.
 10 Years                             1.56   LOSS WHEN YOU SELL SHARES.                   THE CDSC ON CLASS C SHARES IS 1% FOR THE
 5 Years                              5.46                                                FIRST YEAR AFTER PURCHASE.
 1 Year                             -22.61      THE NET ANNUAL FUND OPERATING EXPENSE
CLASS B SHARES                               RATIO SET FORTH IN THE MOST RECENT FUND         THE PERFORMANCE OF THE FUND'S SHARE
Inception (9/1/93)                   6.02%   PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASSES WILL DIFFER PRIMARILY DUE TO DIF-
 10 Years                             1.52   FOR CLASS A, CLASS B AND CLASS C SHARES      FERENT SALES CHARGE STRUCTURES AND CLASS
 5 Years                              5.54   WAS 1.34%, 2.09% AND 2.09%,                  EXPENSES.
 1 Year                             -22.78   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OP-
CLASS C SHARES                               ERATING EXPENSE RATIO SET FORTH IN THE       (1)  Total annual operating expenses less
Inception (8/4/97)                   2.12%   MOST RECENT FUND PROSPECTUS AS OF THE DATE        any contractual fee waivers and/or
 10 Years                             1.36   OF THIS REPORT FOR CLASS A, CLASS B AND           expense reimbursements by the advisor
 5 Years                              5.86   CLASS C SHARES WAS 1.35%, 2.10% AND 2.10%,        in effect through at least June 30,
 1 Year                             -19.56   RESPECTIVELY. THE EXPENSE RATIOS PRESENTED        2009. See current prospectus for more
==========================================   ABOVE MAY VARY FROM THE EXPENSE RATIOS            information.
                                             PRESENTED IN OTHER SECTIONS OF THIS REPORT
THE PERFORMANCE DATA QUOTED REPRESENT PAST   THAT ARE BASED ON EXPENSES INCURRED DUR-
PERFORMANCE AND CANNOT GUARANTEE             ING THE PERIOD COVERED BY THIS REPORT.
COMPARABLE FUTURE RESULTS; CURRENT PER-
FORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED

2 AIM SELECT EQUITY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, re- minding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short- term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent glob- al investment management company, brings to the management
Bruce Crockett                               of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
                                             Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT
---------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3 AIM SELECT EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               17.8%
-------------------------------------------------------------------------
Health Care                                                          13.2
-------------------------------------------------------------------------
Financials                                                           12.7
-------------------------------------------------------------------------
Energy                                                               12.6
-------------------------------------------------------------------------
Industrials                                                          10.8
-------------------------------------------------------------------------
Consumer Discretionary                                               10.1
-------------------------------------------------------------------------
Materials                                                             9.6
-------------------------------------------------------------------------
Consumer Staples                                                      5.9
-------------------------------------------------------------------------
Utilities                                                             3.7
-------------------------------------------------------------------------
Telecommunication Services                                            2.7
-------------------------------------------------------------------------
Money Market Funds, U.S. Treasury Bills Plus Other Assets Less
  Liabilities                                                         0.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-99.10%

AEROSPACE & DEFENSE-1.26%

Boeing Co. (The)                                         45,700    $  3,003,404
-------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                         8,710         791,478
===============================================================================
                                                                      3,794,882
===============================================================================


APPAREL RETAIL-4.42%

Aeropostale, Inc.(b)                                    141,600       4,436,328
-------------------------------------------------------------------------------
Gap, Inc. (The)                                         348,600       5,811,162
-------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     97,180       3,058,255
===============================================================================
                                                                     13,305,745
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.99%

State Street Corp.                                       93,500       5,983,065
===============================================================================


BIOTECHNOLOGY-1.96%

Amgen Inc.(b)                                            24,000       1,131,840
-------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                      85,300       4,767,417
===============================================================================
                                                                      5,899,257
===============================================================================


COAL & CONSUMABLE FUELS-0.77%

Massey Energy Co.                                        24,600       2,306,250
===============================================================================


COMMUNICATIONS EQUIPMENT-0.44%

Juniper Networks, Inc.(b)                                59,200       1,313,056
===============================================================================


COMPUTER & ELECTRONICS RETAIL-0.31%

GameStop Corp.-Class A(b)                                22,800         921,120
===============================================================================


COMPUTER HARDWARE-1.94%

Apple Inc.(b)                                            14,400       2,411,136
-------------------------------------------------------------------------------
International Business Machines Corp.                    29,100       3,449,223
===============================================================================
                                                                      5,860,359
===============================================================================


COMPUTER STORAGE & PERIPHERALS-2.52%

QLogic Corp.(b)                                         298,700       4,358,033
-------------------------------------------------------------------------------
Western Digital Corp.(b)                                 94,000       3,245,820
===============================================================================
                                                                      7,603,853
===============================================================================
CONSTRUCTION & ENGINEERING-0.31%

Foster Wheeler Ltd.(b)                                   12,700         929,005
===============================================================================


CONSUMER FINANCE-0.17%

Discover Financial Services                              39,400         518,898
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.21%

Hewitt Associates, Inc.-Class A(b)                       44,900       1,721,017
-------------------------------------------------------------------------------
MasterCard, Inc.-Class A                                 18,550       4,925,396
===============================================================================
                                                                      6,646,413
===============================================================================


DIVERSIFIED BANKS-0.08%

Wells Fargo & Co.                                        10,300         244,625
===============================================================================


DIVERSIFIED CHEMICALS-0.30%

Dow Chemical Co. (The)                                   26,000         907,660
===============================================================================


EDUCATION SERVICES-1.62%

Apollo Group Inc.-Class A(b)                            110,000       4,868,600
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SELECT EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.56%

First Solar, Inc.(b)                                     17,520    $  4,779,806
-------------------------------------------------------------------------------
GrafTech International Ltd.(b)                          109,900       2,948,617
===============================================================================
                                                                      7,728,423
===============================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-5.96%

CF Industries Holdings, Inc.                             37,600       5,745,280
-------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                      42,500       6,149,750
-------------------------------------------------------------------------------
Terra Industries Inc.                                   122,800       6,060,180
===============================================================================
                                                                     17,955,210
===============================================================================


GAS UTILITIES-1.27%

Energen Corp.                                            49,000       3,823,470
===============================================================================


GENERAL MERCHANDISE STORES-1.36%

Big Lots, Inc.(b)                                       130,700       4,083,068
===============================================================================


HEALTH CARE DISTRIBUTORS-0.11%

PharMerica Corp.(b)                                      15,300         345,627
===============================================================================


HEALTH CARE SERVICES-3.20%

Express Scripts, Inc.(b)                                 72,200       4,528,384
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                         108,500       5,121,200
===============================================================================
                                                                      9,649,584
===============================================================================


HOUSEHOLD PRODUCTS-4.00%

Colgate-Palmolive Co.                                    53,200       3,676,120
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              137,900       8,385,699
===============================================================================
                                                                     12,061,819
===============================================================================


HOUSEWARES & SPECIALTIES-0.76%

American Greetings Corp.-Class A                        184,440       2,275,990
===============================================================================


HYPERMARKETS & SUPER CENTERS-0.15%

Wal-Mart Stores, Inc.                                     7,900         443,980
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.26%

Mirant Corp.(b)                                          97,100       3,801,465
===============================================================================


INDUSTRIAL CONGLOMERATES-6.79%

3M Co.                                                   76,900       5,351,471
-------------------------------------------------------------------------------
General Electric Co.                                    270,500       7,219,645
-------------------------------------------------------------------------------
McDermott International, Inc.(b)                         14,400         891,216
-------------------------------------------------------------------------------
Walter Industries, Inc.                                  64,300       6,993,911
===============================================================================
                                                                     20,456,243
===============================================================================


INTEGRATED OIL & GAS-11.83%

Chevron Corp.                                           107,100      10,616,823
-------------------------------------------------------------------------------
ConocoPhillips                                           82,600       7,796,614
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                       180,700      15,925,091
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                               14,400       1,293,984
===============================================================================
                                                                     35,632,512
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.24%

Verizon Communications Inc.                             190,700       6,750,780
===============================================================================


INTERNET RETAIL-1.39%

Amazon.com, Inc.(b)                                      13,700       1,004,621
-------------------------------------------------------------------------------
Priceline.com Inc.(b)                                    27,600       3,186,696
===============================================================================
                                                                      4,191,317
===============================================================================


INTERNET SOFTWARE & SERVICES-2.94%

eBay Inc.(b)                                            175,300       4,790,949
-------------------------------------------------------------------------------
Sohu.com Inc.(b)                                         57,800       4,071,432
===============================================================================
                                                                      8,862,381
===============================================================================


LEISURE PRODUCTS-0.26%

Polaris Industries Inc.                                  19,500         787,410
===============================================================================


LIFE & HEALTH INSURANCE-1.70%

Aflac, Inc.                                              81,800       5,137,040
===============================================================================


MANAGED HEALTH CARE-1.14%

Aetna Inc.                                               43,300       1,754,949
-------------------------------------------------------------------------------
CIGNA Corp.                                              47,200       1,670,408
===============================================================================
                                                                      3,425,357
===============================================================================


METAL & GLASS CONTAINERS-1.28%

Owens-Illinois, Inc.(b)                                  92,400       3,852,156
===============================================================================


MULTI-UTILITIES-1.18%

Dominion Resources, Inc.                                 75,100       3,566,499
===============================================================================


PHARMACEUTICALS-6.74%

Lilly (Eli) and Co.                                      33,600       1,550,976
-------------------------------------------------------------------------------
Merck & Co. Inc.                                        180,400       6,799,276
-------------------------------------------------------------------------------
Perrigo Co.                                             120,600       3,831,462
-------------------------------------------------------------------------------
Pfizer Inc.                                             465,100       8,125,297
===============================================================================
                                                                     20,307,011
===============================================================================


PROPERTY & CASUALTY INSURANCE-4.77%

ACE Ltd.                                                 85,000       4,682,650
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd. (Bermuda)                 215,820       5,108,459
-------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                               63,400       1,889,954
-------------------------------------------------------------------------------
Chubb Corp. (The)                                        34,900       1,710,449
-------------------------------------------------------------------------------
CNA Financial Corp.                                      28,200         709,230
-------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                6,400         277,760
===============================================================================
                                                                     14,378,502
===============================================================================


REGIONAL BANKS-0.34%

BOK Financial Corp.                                      19,300       1,031,585
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SELECT EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
REINSURANCE-2.44%

Endurance Specialty Holdings Ltd.                        20,390    $    627,808
-------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                 6,300         223,650
-------------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd. (Bermuda)          136,700       4,457,787
-------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                              46,000       2,054,820
===============================================================================
                                                                      7,364,065
===============================================================================


SEMICONDUCTOR EQUIPMENT-0.71%

Amkor Technology, Inc.(b)                               205,000       2,134,050
===============================================================================


SEMICONDUCTORS-1.88%

National Semiconductor Corp.                             15,196         312,126
-------------------------------------------------------------------------------
Texas Instruments Inc.                                  190,300       5,358,848
===============================================================================
                                                                      5,670,974
===============================================================================


SOFT DRINKS-0.67%

Coca-Cola Co. (The)                                      32,330       1,680,513
-------------------------------------------------------------------------------
Dr. Pepper Snapple Group, Inc.(b)                        16,600         348,268
===============================================================================
                                                                      2,028,781
===============================================================================


SPECIALIZED REIT'S-1.00%

Public Storage                                           32,700       2,641,833
-------------------------------------------------------------------------------
Senior Housing Properties Trust                          12,000         234,360
-------------------------------------------------------------------------------
Ventas, Inc.                                              3,400         144,738
===============================================================================
                                                                      3,020,931
===============================================================================


STEEL-2.06%

AK Steel Holding Corp.                                   78,700       5,430,300
-------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.-Class A                  6,800         779,280
===============================================================================
                                                                      6,209,580
===============================================================================


SYSTEMS SOFTWARE-5.14%

Microsoft Corp.                                         386,240      10,625,462
-------------------------------------------------------------------------------
Symantec Corp.(b)                                       250,800       4,852,980
===============================================================================
                                                                     15,478,442
===============================================================================


THRIFTS & MORTGAGE FINANCE-0.21%

Fannie Mae                                               20,500         399,955
-------------------------------------------------------------------------------
Freddie Mac                                              13,900         227,960
===============================================================================
                                                                        627,915
===============================================================================


TOBACCO-1.03%

Altria Group, Inc.                                       44,200         908,752
-------------------------------------------------------------------------------
Philip Morris International Inc.                         44,200       2,183,038
===============================================================================
                                                                      3,091,790
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.43%

USA Mobility, Inc.(b)                                   170,800       1,289,540
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $305,998,223)                                          298,566,285
===============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

U.S. TREASURY BILLS-0.18%

1.85%, 09/18/08 (Cost $547,767)(c)(d)(e)             $  550,000         547,855
===============================================================================


                                                       SHARES

MONEY MARKET FUNDS-0.91%

Liquid Assets Portfolio-Institutional Class(f)        1,370,695       1,370,695
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              1,370,695       1,370,695
===============================================================================
     Total Money Market Funds (Cost $2,741,390)                       2,741,390
===============================================================================
TOTAL INVESTMENTS-100.19% (Cost $309,287,380)                       301,855,530
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.19)%                                  (578,273)
===============================================================================
NET ASSETS-100.00%                                                 $301,277,257
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2008 represented 0.18% of the Fund's Net Assets. See Note 1A.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SELECT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $306,545,990)                           $299,114,140
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $2,741,390)                    2,741,390
======================================================
     Total investments (Cost
       $309,287,380)                       301,855,530
======================================================
Receivables for:
  Variation margin                               4,012
------------------------------------------------------
  Fund shares sold                             417,282
------------------------------------------------------
  Dividends                                    299,420
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans            126,251
------------------------------------------------------
Other assets                                    27,747
======================================================
     Total assets                          302,730,242
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       895,221
------------------------------------------------------
  Accrued fees to affiliates                   256,095
------------------------------------------------------
  Accrued other operating expenses             103,260
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             198,409
======================================================
     Total liabilities                       1,452,985
======================================================
Net assets applicable to shares
  outstanding                             $301,277,257
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $350,271,276
------------------------------------------------------
Undistributed net investment income
  (loss)                                        (6,611)
------------------------------------------------------
Undistributed net realized gain (loss)     (41,445,183)
------------------------------------------------------
Unrealized appreciation (depreciation)      (7,542,225)
======================================================
                                          $301,277,257
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $228,450,323
______________________________________________________
======================================================
Class B                                   $ 52,206,924
______________________________________________________
======================================================
Class C                                   $ 20,620,010
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     12,446,983
______________________________________________________
======================================================
Class B                                      3,266,766
______________________________________________________
======================================================
Class C                                      1,292,594
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      18.35
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.35 divided
     by 94.50%)                           $      19.42
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      15.98
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      15.95
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SELECT EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,973)                              $  2,706,560
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $80,856)                                                                            159,310
================================================================================================
     Total investment income                                                           2,865,870
================================================================================================


EXPENSES:

Advisory fees                                                                          1,171,107
------------------------------------------------------------------------------------------------
Administrative services fees                                                              48,238
------------------------------------------------------------------------------------------------
Custodian fees                                                                             8,031
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                302,810
------------------------------------------------------------------------------------------------
  Class B                                                                                338,239
------------------------------------------------------------------------------------------------
  Class C                                                                                115,441
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      553,284
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 13,325
------------------------------------------------------------------------------------------------
Other                                                                                    151,086
================================================================================================
     Total expenses                                                                    2,701,561
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (17,600)
================================================================================================
     Net expenses                                                                      2,683,961
================================================================================================
Net investment income                                                                    181,909
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (26,286,900)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (180,930)
================================================================================================
                                                                                     (26,467,830)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (21,421,723)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (110,375)
================================================================================================
                                                                                     (21,532,098)
================================================================================================
Net realized and unrealized gain (loss)                                              (47,999,928)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(47,818,019)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SELECT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $    181,909    $   (131,194)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (26,467,830)     67,693,157
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (21,532,098)    (73,002,025)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (47,818,019)     (5,440,062)
======================================================================================================
Share transactions-net:
  Class A                                                                   (9,510,883)     14,471,482
------------------------------------------------------------------------------------------------------
  Class B                                                                  (26,624,964)      5,977,756
------------------------------------------------------------------------------------------------------
  Class C                                                                   (3,364,637)      8,282,959
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (39,500,484)     28,732,197
======================================================================================================
     Net increase (decrease) in net assets                                 (87,318,503)     23,292,135
======================================================================================================


NET ASSETS:

  Beginning of period                                                      388,595,760     365,303,625
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(6,611) and $(188,520), respectively)                            $301,277,257    $388,595,760
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SELECT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


10        AIM SELECT EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

11        AIM SELECT EQUITY FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $3,769.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $738.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $8,400 in front- end sales commissions from the sale of Class A shares and $7, $26,905 and $596 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM SELECT EQUITY FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $301,307,675        $(110,375)
-------------------------------------------------------
Level 2                       547,855               --
-------------------------------------------------------
Level 3                            --               --
=======================================================
                         $301,855,530        $(110,375)
_______________________________________________________
=======================================================




* Other investments include futures contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,093.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,972 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS


                                        OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                        NUMBER OF        MONTH/           VALUE        APPRECIATION
CONTRACT                                                CONTRACTS      COMMITMENT       06/30/08      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
S & P 500 Futures                                           7         Sept-08/Long     $2,241,925        $(110,375)
____________________________________________________________________________________________________________________
====================================================================================================================





13        AIM SELECT EQUITY FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as to utilizing $5,782,944 of capital loss carryforward in the fiscal year ended December 31, 2008.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $ 6,596,270
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    7,313,689
-----------------------------------------------------------------------------------------------
December 31, 2011                                                                      246,250
===============================================================================================
Total capital loss carryforward                                                    $14,156,209
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 23, 2007, the date of the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $340,475,158 and $376,050,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 22,998,932
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (31,251,927)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (8,252,995)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $310,108,525.




14        AIM SELECT EQUITY FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       154,103     $  2,964,745        467,843     $ 10,015,119
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        79,601        1,336,215        207,196        3,997,298
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        46,595          777,398        124,883        2,407,197
========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                            --               --      3,084,610       67,940,845
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --      2,456,047       47,525,997
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        879,427       16,989,942
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     1,005,225       19,130,302        705,747       15,163,646
------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,152,179)     (19,130,302)      (805,162)     (15,163,646)
========================================================================================================================
Reacquired:
  Class A                                                    (1,646,693)     (31,605,930)    (3,638,205)     (78,648,128)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (526,347)      (8,830,877)    (1,595,873)     (30,381,893)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (248,188)      (4,142,035)      (586,495)     (11,114,180)
========================================================================================================================
                                                             (2,287,883)    $(39,500,484)     1,300,018     $ 28,732,197
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.
(b) As of the open of business on April 23, 2007 the Fund acquired all the net asset of AIM Opportunities II Fund and AIM Opportunities III Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Opportunities II Fund and AIM Opportunities III Fund, respectively on April 12, 2007 . The acquisition was accomplished by a tax-free exchange of 6,420,084 shares of the Fund for 3,316,682 shares outstanding of AIM Opportunities II Fund and 5,463,228 shares outstanding of AIM Opportunities III Fund as of the close of business on April 20, 2007. Each class of shares of AIM Opportunities II Fund and AIM Opportunities III Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Opportunities II Fund and AIM Opportunities III Fund to the net asset value of the Fund on the close of business, April 20, 2007. AIM Opportunities II Fund's net assets as of the close of business on April 20, 2007 of $78,902,797 including $8,801,527 of unrealized appreciation and AIM Opportunities III Fund's net assets as of the close of business on April 20, 2007 of $53,553,987 including $7,852,880 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $350,064,699. The combined aggregate net assets of the Fund subsequent to the reorganization were $482,521,483.


15        AIM SELECT EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  21.02         $  21.10     $  18.55     $  17.65     $  15.50     $  11.97
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     0.03             0.04         0.03        (0.04)       (0.06)(b)    (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.70)           (0.12)        2.52         0.94         2.21         3.62
===============================================================================================================================
     Total from investment operations                (2.67)           (0.08)        2.55         0.90         2.15         3.53
===============================================================================================================================
Net asset value, end of period                    $  18.35         $  21.02     $  21.10     $  18.55     $  17.65     $  15.50
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     (12.70)%          (0.38)%      13.75%        5.10%       13.87%       29.49%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $228,450         $271,828     $259,817     $259,946     $292,681     $288,976
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.42%(d)         1.33%        1.40%        1.39%        1.38%        1.47%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.42%(d)         1.34%        1.41%        1.39%        1.40%        1.47%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.31%(d)         0.19%        0.14%       (0.21)%      (0.40)%(b)   (0.65)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                             103%             129%          72%          91%          38%          69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%, respectively for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $243,578,656.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $105,558,150 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.

                                                                                   CLASS B
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ----------------------------------------------------------
                                                     2008             2007        2006        2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 18.37         $ 18.58     $ 16.46     $  15.78     $  13.96     $  10.86
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     (0.04)          (0.11)      (0.11)       (0.15)       (0.17)(b)    (0.17)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.35)          (0.10)       2.23         0.83         1.99         3.27
==============================================================================================================================
     Total from investment operations                 (2.39)          (0.21)       2.12         0.68         1.82         3.10
==============================================================================================================================
Net asset value, end of period                      $ 15.98         $ 18.37     $ 18.58     $  16.46     $  15.78     $  13.96
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                      (13.01)%         (1.13)%     12.88%        4.31%       13.04%       28.55%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $52,207         $89,372     $85,521     $106,097     $148,300     $198,148
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    2.17%(d)        2.08%       2.15%        2.14%        2.13%        2.22%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    2.17%(d)        2.09%       2.16%        2.14%        2.15%        2.22%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.44)%(d)      (0.56)%     (0.61)%      (0.96)%      (1.15)%(b)   (1.40)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                              103%            129%         72%          91%          38%          69%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $68,019,518.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $105,558,150 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.



16        AIM SELECT EQUITY FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 18.33         $ 18.55     $ 16.43     $ 15.75     $ 13.94     $ 10.84
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.04)          (0.11)      (0.11)      (0.15)      (0.17)(b)   (0.17)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.34)          (0.11)       2.23        0.83        1.98        3.27
============================================================================================================================
     Total from investment operations                  (2.38)          (0.22)       2.12        0.68        1.81        3.10
============================================================================================================================
Net asset value, end of period                       $ 15.95         $ 18.33     $ 18.55     $ 16.43     $ 15.75     $ 13.94
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                       (12.98)%         (1.19)%     12.90%       4.32%      12.98%      28.60%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $20,620         $27,396     $19,966     $22,860     $29,710     $33,585
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.17%(d)        2.08%       2.15%       2.14%       2.13%       2.22%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.17%(d)        2.09%       2.16%       2.14%       2.15%       2.22%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.44)%(d)      (0.56)%     (0.61)%     (0.96)%     (1.15)%(b)  (1.40)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                               103%            129%         72%         91%         38%         69%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $23,215,041.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $105,558,150 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants'

17        AIM SELECT EQUITY FUND
motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM SELECT EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $873.00        $ 6.61      $1,017.80       $ 7.12       1.42%
---------------------------------------------------------------------------------------------------
        B            1,000.00        869.90         10.09       1,014.07        10.87       2.17
---------------------------------------------------------------------------------------------------
        C            1,000.00        870.20         10.09       1,014.07        10.87       2.17
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM SELECT EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    comparative performance and fee data         weight to the various factors. The
                                             regarding the AIM Funds prepared by an       Trustees recognized that the advisory
The Board of Trustees (the Board) of AIM     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Funds Group is required under the            (Lipper), under the direction and            for the Fund and the other AIM Funds are
Investment Company Act of 1940 to approve    supervision of the independent Senior        the result of years of review and
annually the renewal of the AIM Select       Officer who also prepares a separate         negotiation between the Trustees and
Equity Fund (the Fund) investment            analysis of this information for the         Invesco Aim, that the Trustees may focus
advisory agreement with Invesco Aim          Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Advisors, Inc. (Invesco Aim). During con-    recommendations to the Investments           these arrangements in some years than in
tract renewal meetings held on June 18-19,   Committee regarding the performance, fees    others, and that the Trustees'
2008, the Board as a whole and the disin-    and expenses of their assigned funds. The    deliberations and conclusions in a
terested or "independent" Trustees, voting   Investments Committee considers each         particular year may be based in part on
separately, approved the continuance of      Sub-Committee's recommendations and makes    their deliberations and conclusions of
the Fund's investment advisory agreement     its own recommendations regarding the        these same arrangements throughout the
for another year, effective July 1, 2008.    performance, fees and expenses of the AIM    year and in prior years.
In doing so, the Board determined that the   Funds to the full Board. The Investments
Fund's investment advisory agreement is in   Committee also considers each Sub-           FACTORS AND CONCLUSIONS AND SUMMARY
the best interests of the Fund and its       Committee's recommendations in making its    OF INDEPENDENT WRITTEN FEE EVALUATION
shareholders and that the compensation to    annual recommendation to the Board whether
Invesco Aim under the Fund's investment      to approve the continuance of each Invesco   The discussion below serves as a summary
advisory agreement is fair and               Aim Fund's investment advisory agreement     of the Senior Officer's independent writ-
reasonable.                                  and sub-advisory agreements for another      ten evaluation with respect to the Fund's
                                             year.                                        investment advisory agreement as well as a
   The independent Trustees met separately                                                discussion of the material factors and
during their evaluation of the Fund's           The independent Trustees are assisted     related conclusions that formed the basis
investment advisory agreement with           in their annual evaluation of the Fund's     for the Board's approval of the Fund's
independent legal counsel from whom they     investment advisory agreement by the         investment advisory agreement and
received independent legal advice, and the   independent Senior Officer. One              sub-advisory agreements. Unless
independent Trustees also received           responsibility of the Senior Officer is to   otherwise stated, information set forth
assistance during their deliberations from   manage the process by which the AIM Funds'   below is as of June 19, 2008 and does not
the independent Senior Officer, a            proposed management fees are negotiated      reflect any changes that may have occurred
full-time officer of the AIM Funds who       during the annual contract renewal process   since that date, including but not
reports directly to the independent          to ensure that they are negotiated in a      limited to changes to the Fund's
Trustees.                                    manner that is at arms' length and           performance, advisory fees, expense
                                             reasonable. Accordingly, the Senior          limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          Officer must either supervise a
                                             competitive bidding process or prepare an    I. Investment Advisory Agreement
The Board's Investments Committee has        independent written evaluation. The Senior
established three Sub-Committees that are    Officer has recommended that an independ-       A. Nature, Extent and Quality of
responsible for overseeing the manage-       ent written evaluation be provided and, at   Services Provided by Invesco Aim
ment of a number of the series portfolios    the direction of the Board, has prepared
of the AIM Funds. This Sub-Committee         an independent written evaluation.           The Board reviewed the advisory services
structure permits the Trustees to focus on                                                provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have      During the annual contract renewal        the Fund's investment advisory agreement,
been assigned to them. The Sub-Com-          process, the Board considered the factors    the performance of Invesco Aim in provid-
mittees meet throughout the year to review   discussed below under the heading "Factors   ing these services, and the credentials
the performance of their assigned funds,     and Conclusions and Summary of Inde-         and experience of the officers and
and the Sub-Committees review monthly and    pendent Written Fee Evaluation" in           employees of Invesco Aim who provide these
quarterly comparative performance            evaluating the fairness and                  services. The Board's review of the
information and periodic asset flow data     reasonableness of the Fund's investment      qualifications of Invesco Aim to provide
for their assigned funds. These materials    advisory agreement and sub-advisory          these services included the Board's
are prepared under the direction and         agreements at the contract renewal           consideration of Invesco Aim's portfolio
supervision of the independent Senior        meetings and at their meetings throughout    and product review process, various back
Officer. Over the course of each year, the   the year as part of their ongoing            office support functions provided by
Sub-Committees meet with portfolio           oversight of the Fund. The Fund's invest-    Invesco Aim and its affiliates, and
managers for their assigned funds and        ment advisory agreement and sub-advisory     Invesco Aim's equity and fixed income
other members of management and review       agreements were considered separately,       trading operations. The Board concluded
with these individuals the performance,      although the Board also considered the       that the nature, extent and quality of the
investment objective(s), policies,           common interests of all of the AIM Funds     advisory services provided to the Fund by
strategies and limitations of these funds.   in their deliberations. The Board            Invesco Aim were appropriate and that
                                             considered all of the information provided   Invesco Aim currently is providing
   In addition to their meetings through-    to them and did not identify any             satisfactory advisory services in
out the year, the Sub-Committees meet at     particular factor that was controlling.      accordance with the terms of the Fund's
designated contract renewal meetings each    Each Trustee may have evaluated the          investment advisory agreement. In
year to conduct an in-depth review of the    information provided differently from one    addition, based on their ongoing meetings
performance, fees and expenses of their      another and attributed different             throughout the year with the Fund's
assigned funds. During the contract                                                       portfolio manager or managers, the Board
renewal process, the Trustees receive                                                     concluded that

                                                                                                                           continued


20 AIM SELECT EQUITY FUND

these individuals are competent and able     focus on fund performance. However, due to      D. Economies of Scale and Breakpoints
to continue to carry out their               the Fund's underperformance, the Board
responsibilities under the Fund's            also concluded that it would be              The Board considered the extent to which
investment advisory agreement.               appropriate for the Board to continue to     there are economies of scale in Invesco
                                             monitor more closely the performance of      Aim's provision of advisory services to
   In determining whether to continue the    the Fund. Although the independent written   the Fund. The Board also considered
Fund's investment advisory agreement, the    evaluation of the Fund's Senior Officer      whether the Fund benefits from such
Board considered the prior relationship      only considered Fund performance through     economies of scale through contractual
between Invesco Aim and the Fund, as well    the most recent calendar year, the Board     breakpoints in the Fund's advisory fee
as the Board's knowledge of Invesco Aim's    also reviewed more recent Fund performance   schedule or through advisory fee waivers
operations, and concluded that it was        and this review did not change their         or expense limitations. The Board noted
beneficial to maintain the current           conclusions.                                 that the Fund's contractual advisory fee
relationship, in part, because of such                                                    schedule includes seven breakpoints and
knowledge. The Board also considered the        C. Advisory Fees and Fee Waivers          that the level of the Fund's advisory
steps that Invesco Aim and its affiliates                                                 fees, as a percentage of the Fund's net
have taken over the last several years to    The Board compared the Fund's contrac-       assets, has decreased as net assets
improve the quality and efficiency of the    tual advisory fee rate to the contractual    increased because of the breakpoint. Based
services they provide to the AIM Funds in    advisory fee rates of funds in the Fund's    on this information, the Board concluded
the areas of investment performance,         Lipper expense group that are not managed    that the Fund's advisory fees
product line diversification,                by Invesco Aim, at a common asset level      appropriately reflect economies of scale
distribution, fund operations, shareholder   and as of the end of the past calendar       at current asset levels. The Board also
services and compliance. The Board con-      year. The Board noted that the Fund's        noted that the Fund shares directly in
cluded that the quality and efficiency of    contractual advisory fee rate was below      economies of scale through lower fees
the services Invesco Aim and its             the median contractual advisory fee rate     charged by third party service providers
affiliates provide to the AIM Funds in       of funds in its expense group. The Board     based on the combined size of all of the
each of these areas generally have           also reviewed the methodology used by        AIM Funds and affiliates.
improved, and support the Board's approval   Lipper in determining contractual fee
of the continuance of the Fund's             rates.                                          E. Profitability and Financial
investment advisory agreement.                                                                  Resources of Invesco Aim
                                                The Board also compared the Fund's
   B. Fund Performance                       effective fee rate (the advisory fee after   The Board reviewed information from
                                             any advisory fee waivers and before any      Invesco Aim concerning the costs of the
The Board compared the Fund's perform-       expense limitations/waivers) to the          advisory and other services that Invesco
ance during the past one, three and five     advisory fee rates of other clients of       Aim and its affiliates provide to the Fund
calendar years to the performance of funds   Invesco Aim and its affiliates with          and the profitability of Invesco Aim and
in the Fund's performance group that are     investment strategies comparable to          its affiliates in providing these
not managed by Invesco Aim, and against      those of the Fund, including two mutual      services. The Board also reviewed
the performance of all funds in the Lipper   funds advised by Invesco Aim. The Board      information concerning the financial
Multi-Cap Core Funds Index. The Board        noted that the Fund's rate was above the     condition of Invesco Aim and its
also reviewed the criteria used by Invesco   rate for both of the mutual funds, one       affiliates. The Board also reviewed with
Aim to identify the Fund's performance       being an asset allocation fund which is      Invesco Aim the methodology used to
group for inclusion in the Lipper reports.   not charged any advisory fees by Invesco     prepare the profitability information. The
The Board noted that the Fund's              Aim pursuant to that fund's advisory         Board considered the overall profitability
performance was in the fifth quintile of     agreement.                                   of Invesco Aim, as well as the
its performance group for the one and                                                     profitability of Invesco Aim in connection
three year periods and the fourth quintile      The Board noted that Invesco Aim has      with managing the Fund. The Board noted
for the five year period (the first          not proposed any advisory fee waivers or     that Invesco Aim continues to operate at a
quintile being the best performing funds     expense limitations for the Fund. The        net profit, although increased expenses in
and the fifth quintile being the worst       Board noted that Invesco Aim has not         recent years have reduced the
performing funds). The Board noted that      proposed any advisory fee waivers or         profitability of Invesco Aim and its
the Fund's performance was below the         expense limitations for the Fund. The        affiliates. The Board concluded that the
performance of the Index for the one,        Board concluded that it was not necessary    Fund's fees were fair and reasonable, and
three, and five year periods. The Board      at this time to discuss with Invesco Aim     that the level of profits realized by
also noted that Invesco Aim acknowledges     whether to implement any such waivers or     Invesco Aim and its affiliates from
the Fund's underperformance, appointed an    expense limitations because, net of          providing services to the Fund was not
affiliated sub-adviser to manage the         transfer agent fees above the median, most   excessive in light of the nature, quality
Fund's assets effective on May 1, 2008 and   classes of the Fund's total expenses were    and extent of the services provided. The
will continue to focus on the longer term    at or below the median total expenses of     Board considered whether Invesco Aim is
and business issues that affect the Fund's   the funds in the Fund's expense group that   financially sound and has the resources
performance. The Board also considered the   are not managed by Invesco Aim.              necessary to perform its obligations
steps Invesco Aim has taken over the last                                                 under the Fund's investment advisory
several years to improve the quality and        After taking account of the Fund's        agreement, and concluded that Invesco Aim
efficiency of the services that Invesco      contractual advisory fee rate, as well as    has the financial resources necessary to
Aim provides to the AIM Funds. The Board     the comparative advisory fee information     fulfill these obligations.
concluded that Invesco Aim continues to be   discussed above, the Board concluded that
responsive to the Board's                    the Fund's advisory fees were fair and
                                             reasonable.

                                                                                                                           continued


21 AIM SELECT EQUITY FUND


   F. Independent Written Evaluation of      concluded that, based on their review and    types of investments and investment
      the Fund's Senior Officer              representations made by Invesco Aim, these   techniques, and providing investment
                                             arrangements were consistent with            advisory services. The Board concluded
The Board noted that, at their direction,    regulatory requirements.                     that the sub-advisory agreements will
the Senior Officer of the Fund, who is                                                    benefit the Fund and its shareholders by
independent of Invesco Aim and Invesco          The Board considered the fact that the    permitting Invesco Aim to utilize the
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collat-      additional resources and talent of the
independent written evaluation to assist     eral from any securities lending arrange-    Affiliated Sub-Advisers in managing the
the Board in determining the                 ments may be invested in money market        Fund.
reasonableness of the proposed               funds advised by Invesco Aim pursuant to
management fees of the AIM Funds,            procedures approved by the Board. The           B. Fund Performance
including the Fund. The Board noted that     Board noted that Invesco Aim will receive
they had relied upon the Senior Officer's    advisory fees from these affiliated money    The Board did not view Fund performance as
written evaluation instead of a              market funds attributable to such invest-    a relevant factor in considering whether
competitive bidding process. In              ments, although Invesco Aim has contractu-   to approve the sub-advisory agreements for
determining whether to continue the Fund's   ally agreed to waive through at least June   the Fund, as no Affiliated Sub-Adviser
investment advisory agreement, the Board     30, 2009, the advisory fees payable by the   served as a sub-adviser to the Fund prior
considered the Senior Officer's written      Fund in an amount equal to 100% of the net   to May 1, 2008.
evaluation.                                  advisory fees Invesco Aim receives from
                                             the affiliated money market funds with          C. Sub-Advisory Fees
   G. Collateral Benefits to Invesco Aim     respect to the Fund's investment of
      and its Affiliates                     uninvested cash, but not cash collateral.    The Board considered the services to be
                                             The Board considered the contractual         provided by the Affiliated Sub-Advisers
The Board considered various other           nature of this fee waiver and noted that     pursuant to the sub-advisory agreements
benefits received by Invesco Aim and its     it remains in effect until at least June     and the services to be provided by Invesco
affiliates resulting from Invesco Aim's      30, 2009. The Board concluded that the       Aim pursuant to the Fund's investment
relationship with the Fund, including the    Fund's investment of uninvested cash and     advisory agreement, as well as the
fees received by Invesco Aim and its         cash collateral from any securities          allocation of fees between Invesco Aim and
affiliates for their provision of            lending arrangements in the affiliated       the Affiliated Sub-Advisers pursuant to
administrative, transfer agency and          money market funds is in the best            the sub-advisory agreements. The Board
distribution services to the Fund. The       interests of the Fund and its                noted that the sub-advisory fees have no
Board considered the performance of          shareholders.                                direct effect on the Fund or its
Invesco Aim and its affiliates in provid-                                                 shareholders, as they are paid by Invesco
ing these services and the organizational    II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
structure employed by Invesco Aim and its                                                 that Invesco Aim and the Affiliated Sub-
affiliates to provide these services. The       A. Nature, Extent and Quality of          Advisers are affiliates. After taking
Board also considered that these services          Services Provided by Affiliated        account of the Fund's contractual
are provided to the Fund pursuant to               Sub-Advisers                           sub-advisory fee rate, as well as other
written contracts which are reviewed and                                                  relevant factors, the Board concluded that
approved on an annual basis by the Board.    The Board reviewed the services to be        the Fund's sub-advisory fees were fair
The Board concluded that Invesco Aim and     provided by Invesco Trimark Ltd., Invesco    and reasonable.
its affiliates were providing these          Asset Management Deutschland, GmbH,
services in a satisfactory manner and in     Invesco Asset Management Limited, In-           D. Financial Resources of the
accordance with the terms of their           vesco Asset Management (Japan) Limited,            Affiliated Sub-Advisers
contracts, and were qualified to continue    Invesco Australia Limited, Invesco Global
to provide these services to the Fund.       Asset Management (N.A.), Inc., Invesco       The Board considered whether each Affili-
                                             Hong Kong Limited, Invesco Institutional     ated Sub-Adviser is financially sound and
   The Board considered the benefits real-   (N.A.), Inc. and Invesco Senior Secured      has the resources necessary to perform its
ized by Invesco Aim as a result of           Management, Inc. (collectively, the          obligations under its respective sub-advi-
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         sory agreement, and concluded that each
through "soft dollar" arrangements. Under    sub-advisory agreements and the              Affiliated Sub-Adviser has the financial
these arrangements, portfolio brokerage      credentials and experience of the            resources necessary to fulfill these
commissions paid by the Fund and/or          officers and employees of the Affiliated     obligations.
other funds advised by Invesco Aim are       Sub-Advisers who will provide these
used to pay for research and execution       services. The Board concluded that the
services. The Board noted that soft dollar   nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that
expenses. The Board also noted that          are geographically dispersed in financial
research obtained through soft dollar ar-    centers around the world, have been formed
rangements may be used by Invesco Aim in     in part for the purpose of researching
making investment decisions for the Fund     and compiling information and making
and may therefore benefit Fund sharehold-    recommendations on the markets and
ers. The Board concluded that Invesco        economies of various countries and
Aim's soft dollar arrangements were appro-   securities of companies located in such
priate. The Board also                       countries or on various

                                                                                                                           continued


22 AIM SELECT EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Select Equity Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   136,849,147          4,123,920
      Frank S. Bayley...................................................   136,856,960          4,116,107
      James T. Bunch....................................................   136,850,068          4,122,999
      Bruce L. Crockett.................................................   136,834,285          4,138,782
      Albert R. Dowden..................................................   136,851,266          4,121,801
      Jack M. Fields....................................................   136,893,917          4,079,150
      Martin L. Flanagan................................................   136,889,028          4,084,039
      Carl Frischling...................................................   136,837,466          4,135,601
      Prema Mathai-Davis................................................   136,840,379          4,132,688
      Lewis F. Pennock..................................................   136,853,427          4,119,640
      Larry Soll, Ph.D. ................................................   136,708,623          4,264,444
      Raymond Stickel, Jr. .............................................   136,747,468          4,225,599
      Philip A. Taylor..................................................   136,731,527          4,241,540




                                                                               VOTES           WITHHELD/           BROKER
                                                           VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board
      of Trustees of the Trust to terminate the Trust,
      the Fund, and each other series portfolio of the
      Trust, or a share class without a shareholder
      vote.............................................   89,092,876        12,597,596         4,024,351         35,258,244
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ............................................    7,544,750           441,959           358,783          2,788,579



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


23        AIM SELECT EQUITY FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
-  save your Fund the cost of printing and postage.                   1. Log in to your account.
-  reduce the amount of paper you receive.                            2. Click on the "Service Center" tab.
-  gain access to your documents faster by not waiting for the mail.  3. Select "Register for eDelivery" and complete the consent
-  view your documents online anytime at your convenience.               process.
-  save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., [INVESCO AIM LOGO] Invesco
Trimark Ltd., Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment
advisors - SERVICE MARK - that serve as the subadvisor for some of the products and services represented by       [INVESCO AIM LOGO]
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded        - SERVICE MARK -
funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                        invescoaim.com    SEQ-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SMALL CAP EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                8   Financial Statements
For more details, go to        11   Notes to Financial Statements
invescoaim.com                 16   Financial Highlights
                               20   Fund Expenses
                               21   Approval of Investment Advisory
                                    Agreement
                               24   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY                                                                          THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                                                                          RATIO SET FORTH IN THE MOST RECENT FUND
FUND VS. INDEXES                                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      FOR CLASS A, CLASS B, CLASS C AND CLASS R
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   SHARES WAS 1.37%, 2.12%, 2.12% AND 1.62%,
sales charges, which would have reduced performance.                                      RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
                                                                                          ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class A Shares                                                                    -4.95%  PRESENTED IN OTHER SECTIONS OF THIS REPORT
Class B Shares                                                                    -5.31   THAT ARE BASED ON EXPENSES INCURRED DURING
Class C Shares                                                                    -5.31   THE PERIOD COVERED BY THIS REPORT.
Class R Shares                                                                    -5.04
S&P 500 Index(triangle) (Broad Market Index)                                     -11.90      CLASS A SHARE PERFORMANCE REFLECTS THE
Russell 2000 Index(triangle) (Style-Specific Index)                               -9.37   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Lipper Small-Cap Core Funds Index(triangle) (Peer Group Index)                    -7.04   AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
(triangle) Lipper Inc.                                                                    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       BEGINNING AT THE TIME OF PURCHASE TO 0% AT
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    THE BEGINNING OF THE SEVENTH YEAR. THE
rather the most widely held 500 companies chosen with respect to market size,             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
liquidity, and their industry.                                                            YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
   The RUSSELL 2000--REGISTERED TRADEMARK-- INDEX measures the performance of the 2,000   SHOWN ARE AT NET ASSET VALUE AND DO NOT
smallest companies in the Russell 3000--REGISTERED TRADEMARK-- Index, which represents    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
approximately 8% of the total market capitalization of the Russell 3000 Index. The        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Russell 2000 Index and the Russell 3000 Index are trademarks/service marks of the         ASSETS WITHIN THE FIRST YEAR.
Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank
Russell Company.                                                                             THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
   The LIPPER SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the     DIFFERENT SALES CHARGE STRUCTURES AND
largest funds in the Lipper Small-Cap Core Funds category. These funds typically have     CLASS EXPENSES.
an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 SHARE PERFORMANCE AND RESTATED CLASS A
As of 6/30/08, including maximum             SHARE PERFORMANCE (FOR PERIODS PRIOR TO
applicable sales charges                     THE INCEPTION DATE OF CLASS R SHARES) AT
                                             NET ASSET VALUE, ADJUSTED TO REFLECT THE
CLASS A SHARES                               HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
Inception (8/31/00)                   5.72%  R SHARES. CLASS A SHARES' INCEPTION DATE
   5 Years                           10.11   IS AUGUST 31, 2000.
   1 Year                           -13.43
                                                THE PERFORMANCE DATA QUOTED REPRESENT
CLASS B SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE
Inception (8/31/00)                   5.74%  COMPARABLE FUTURE RESULTS; CURRENT
   5 Years                           10.29   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
   1 Year                           -13.13   VISIT INVESCOAIM.COM FOR THE MOST RECENT
                                             MONTH-END PERFORMANCE. PERFORMANCE FIGURES
CLASS C SHARES                               REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Inception (8/31/00)                   5.74%  IN NET ASSET VALUE AND THE EFFECT OF THE
   5 Years                           10.59   MAXIMUM SALES CHARGE UNLESS OTHERWISE
   1 Year                            -9.83   STATED.

CLASS R SHARES                                  PERFORMANCE FIGURES DO NOT REFLECT
Inception                             6.25%  DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
   5 Years                           11.10   ON FUND DISTRIBUTIONS OR SALE OF FUND
   1 Year                            -8.58   SHARES. INVESTMENT RETURN AND PRINCIPAL
==========================================   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.
CLASS R SHARES' INCEPTION DATE IS JUNE 3,
2002. RETURNS SINCE THAT DATE ARE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF HISTORICAL CLASS R


2   AIM SMALL CAP EQUITY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM SMALL CAP EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               17.7%
-------------------------------------------------------------------------
Industrials                                                          16.6
-------------------------------------------------------------------------
Health Care                                                          13.6
-------------------------------------------------------------------------
Financials                                                           12.1
-------------------------------------------------------------------------
Consumer Discretionary                                               11.5
-------------------------------------------------------------------------
Energy                                                                9.4
-------------------------------------------------------------------------
Materials                                                             7.9
-------------------------------------------------------------------------
Consumer Staples                                                      4.3
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Utilities                                                             2.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.77%(a)

AEROSPACE & DEFENSE-2.21%

AAR CORP.(b)(c)                                         195,388    $  2,643,600
-------------------------------------------------------------------------------
Aeroviroment Inc.(c)                                     93,528       2,542,091
-------------------------------------------------------------------------------
Curtiss-Wright Corp.                                    129,238       5,782,108
===============================================================================
                                                                     10,967,799
===============================================================================


AIRLINES-0.74%

Allegiant Travel Co.(c)                                 198,413       3,688,498
===============================================================================


APPAREL RETAIL-1.76%

Citi Trends Inc.(c)                                     266,425       6,037,190
-------------------------------------------------------------------------------
Tween Brands, Inc.(c)                                   162,869       2,680,824
===============================================================================
                                                                      8,718,014
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.59%

Fossil, Inc.(c)                                         115,014       3,343,457
-------------------------------------------------------------------------------
Volcom, Inc.(b)(c)                                      189,855       4,543,230
===============================================================================
                                                                      7,886,687
===============================================================================


APPLICATION SOFTWARE-0.93%

Blackbaud, Inc.                                         215,119       4,603,547
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.72%

Affiliated Managers Group, Inc.(c)                       48,319       4,351,609
-------------------------------------------------------------------------------
GAMCO Investors, Inc. Class A                            84,509       4,193,337
===============================================================================
                                                                      8,544,946
===============================================================================


BIOTECHNOLOGY-0.30%

InterMune, Inc.(b)(c)                                   114,202       1,498,330
===============================================================================


CATALOG RETAIL-0.96%

PC Mall, Inc.(b)(c)                                     351,855       4,771,154
===============================================================================


COMMUNICATIONS EQUIPMENT-2.03%

Arris Group Inc.(c)                                     592,475       5,006,414
-------------------------------------------------------------------------------
Comtech Telecommunications Corp.(c)                     102,700       5,032,300
-------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11(c)(d)(e)            2,606               0
===============================================================================
                                                                     10,038,714
===============================================================================


CONSTRUCTION MATERIALS-0.89%

Texas Industries, Inc.(b)                                78,722       4,418,666
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.40%

CyberSource Corp.(c)                                    295,007       4,935,467
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.(b)(c)                           184,566       3,119,166
-------------------------------------------------------------------------------
Wright Express Corp.(c)                                 154,394       3,828,971
===============================================================================
                                                                     11,883,604
===============================================================================


DIVERSIFIED CHEMICALS-1.04%

FMC Corp.                                                66,729       5,167,494
===============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.28%

EnerNOC, Inc.(b)(c)                                      76,071       1,365,474
===============================================================================


DIVERSIFIED METALS & MINING-1.02%

Compass Minerals International, Inc.                     62,661       5,047,970
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
EDUCATION SERVICES-1.00%

Capella Education Co.(b)(c)                              83,015    $  4,951,845
===============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.01%

Belden Inc.                                             140,800       4,770,304
-------------------------------------------------------------------------------
General Cable Corp.(b)(c)                                85,564       5,206,569
===============================================================================
                                                                      9,976,873
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.06%

OSI Systems, Inc.(c)                                    153,899       3,296,516
-------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc.(b)(c)                     64,708       1,954,182
===============================================================================
                                                                      5,250,698
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.81%

Methode Electronics, Inc.                               382,842       4,000,699
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-3.19%

ABM Industries Inc.                                     239,439       5,327,518
-------------------------------------------------------------------------------
Team, Inc.(c)                                           171,479       5,885,159
-------------------------------------------------------------------------------
Waste Connections, Inc.(c)                              144,658       4,618,930
===============================================================================
                                                                     15,831,607
===============================================================================


FOOD RETAIL-0.91%

Ruddick Corp.                                           131,415       4,508,849
===============================================================================


GAS UTILITIES-1.05%

Energen Corp.                                            66,803       5,212,638
===============================================================================


GENERAL MERCHANDISE STORES-0.44%

Pantry, Inc. (The)(b)(c)                                202,659       2,160,345
===============================================================================


HEALTH CARE DISTRIBUTORS-1.34%

Owens & Minor, Inc.                                     145,380       6,642,412
===============================================================================


HEALTH CARE EQUIPMENT-2.12%

Invacare Corp.(b)                                       280,506       5,733,542
-------------------------------------------------------------------------------
Quidel Corp.(c)                                         289,261       4,778,592
===============================================================================
                                                                     10,512,134
===============================================================================


HEALTH CARE FACILITIES-1.06%

Skilled Healthcare Group Inc.-Class A(c)                392,912       5,272,879
===============================================================================


HEALTH CARE SERVICES-2.48%

Cross Country Healthcare, Inc.(c)                       314,251       4,528,357
-------------------------------------------------------------------------------
Gentiva Health Services, Inc.(c)                        331,595       6,316,885
-------------------------------------------------------------------------------
IPC The Hospitalist Co.(c)                               76,498       1,439,692
===============================================================================
                                                                     12,284,934
===============================================================================


HEALTH CARE SUPPLIES-0.97%

Haemonetics Corp.(b)(c)                                  86,700       4,808,382
===============================================================================


HEALTH CARE TECHNOLOGY-0.82%

Omnicell, Inc.(c)                                       308,942       4,071,856
===============================================================================


HOME ENTERTAINMENT SOFTWARE-0.75%

THQ Inc.(c)                                             182,834       3,704,217
===============================================================================


HOTELS, RESORTS & CRUISE LINES-0.81%

Ambassadors Group, Inc.(b)                               46,886         699,539
-------------------------------------------------------------------------------
Red Lion Hotels Corp.(c)                                418,900       3,338,633
===============================================================================
                                                                      4,038,172
===============================================================================


HOUSEHOLD APPLIANCES-1.00%

Snap-on Inc.                                             94,837       4,932,472
===============================================================================


HOUSEWARES & SPECIALTIES-1.04%

Tupperware Brands Corp.                                 150,698       5,156,886
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.74%

Kforce Inc.(c)                                          433,401       3,679,574
===============================================================================


INDUSTRIAL MACHINERY-5.08%

Chart Industries, Inc.(c)                               189,223       9,203,807
-------------------------------------------------------------------------------
Kadant Inc.(c)                                          257,172       5,812,087
-------------------------------------------------------------------------------
RBC Bearings Inc.(c)                                    133,775       4,457,383
-------------------------------------------------------------------------------
Valmont Industries, Inc.                                 54,672       5,701,743
===============================================================================
                                                                     25,175,020
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.64%

Alaska Communications Systems Group Inc.(b)             426,331       5,090,392
-------------------------------------------------------------------------------
Cincinnati Bell Inc.(c)                               1,270,682       5,057,315
-------------------------------------------------------------------------------
NTELOS Holdings Corp.                                   114,987       2,917,220
===============================================================================
                                                                     13,064,927
===============================================================================


INTERNET SOFTWARE & SERVICES-2.99%

Ariba, Inc.(b)(c)                                       562,951       8,281,009
-------------------------------------------------------------------------------
DealerTrack Holdings Inc.(b)(c)                          95,584       1,348,691
-------------------------------------------------------------------------------
Open Text Corp. (Canada)(b)(c)                          161,621       5,188,034
===============================================================================
                                                                     14,817,734
===============================================================================


INVESTMENT BANKING & BROKERAGE-1.01%

CMET Finance Holdings, Inc. (Acquired 12/08/2003;
  Cost $4,480,000)(c)(d)(e)(f)                           44,800         594,944
-------------------------------------------------------------------------------
KBW Inc.(c)                                             213,522       4,394,283
===============================================================================
                                                                      4,989,227
===============================================================================


IT CONSULTING & OTHER SERVICES-1.00%

CACI International Inc.-Class A(c)                      108,211       4,952,817
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.64%

Bio-Rad Laboratories, Inc.-Class A(c)                    52,756       4,267,433
-------------------------------------------------------------------------------
Dionex Corp.(c)                                          57,008       3,783,621
-------------------------------------------------------------------------------
eResearch Technology, Inc.(c)                           288,596       5,033,114
===============================================================================
                                                                     13,084,168
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-0.94%

AptarGroup, Inc.                                        101,856    $  4,272,859
-------------------------------------------------------------------------------
Bway Holding Co.(c)                                      47,598         409,819
===============================================================================
                                                                      4,682,678
===============================================================================


MOVIES & ENTERTAINMENT-1.03%

World Wrestling Entertainment, Inc.-Class A(b)          330,164       5,107,637
===============================================================================


MULTI-UTILITIES-0.57%

Avista Corp.                                            130,561       2,801,839
===============================================================================


OFFICE REIT'S-0.93%

Alexandria Real Estate Equities, Inc.(b)                 47,392       4,613,137
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-4.50%

Complete Production Services, Inc.(c)                   184,913       6,734,531
-------------------------------------------------------------------------------
Lufkin Industries, Inc.                                  48,264       4,019,426
-------------------------------------------------------------------------------
NATCO Group Inc.-Class A(c)                             121,172       6,607,509
-------------------------------------------------------------------------------
Oceaneering International, Inc.(c)                       64,536       4,972,499
===============================================================================
                                                                     22,333,965
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.87%

Comstock Resources, Inc.(c)                              92,389       7,800,403
-------------------------------------------------------------------------------
Parallel Petroleum Corp.(c)                             235,112       4,732,805
-------------------------------------------------------------------------------
Penn Virginia Corp.                                     115,386       8,702,412
-------------------------------------------------------------------------------
Venoco Inc.(c)                                          125,375       2,909,954
===============================================================================
                                                                     24,145,574
===============================================================================


PACKAGED FOODS & MEATS-2.19%

Flowers Foods, Inc.                                     195,086       5,528,737
-------------------------------------------------------------------------------
TreeHouse Foods, Inc.(c)                                220,244       5,343,120
===============================================================================
                                                                     10,871,857
===============================================================================


PERSONAL PRODUCTS-1.21%

Alberto-Culver Co.                                      228,091       5,991,951
===============================================================================


PHARMACEUTICALS-1.83%

ViroPharma Inc.(b)(c)                                   367,133       4,060,491
-------------------------------------------------------------------------------
VIVUS, Inc.(b)(c)                                       753,145       5,031,009
===============================================================================
                                                                      9,091,500
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.87%

Assured Guaranty Ltd.(b)(c)                             256,574       4,615,766
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(c)                           102,979       4,667,008
===============================================================================
                                                                      9,282,774
===============================================================================


REGIONAL BANKS-4.71%

BancFirst Corp.                                          66,656       2,852,877
-------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                91,312       3,621,434
-------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                           144,868       3,804,234
-------------------------------------------------------------------------------
First Financial Bankshares, Inc.(b)                      81,612       3,738,646
-------------------------------------------------------------------------------
Glacier Bancorp, Inc.(b)                                274,295       4,385,977
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                               546,007       4,963,203
===============================================================================
                                                                     23,366,371
===============================================================================


RESTAURANTS-1.77%

DineEquity, Inc.(b)                                     115,327       4,308,617
-------------------------------------------------------------------------------
Papa John's International, Inc.(c)                      168,149       4,471,082
===============================================================================
                                                                      8,779,699
===============================================================================


SEMICONDUCTOR EQUIPMENT-2.01%

ATMI, Inc.(c)                                           188,353       5,258,816
-------------------------------------------------------------------------------
MKS Instruments, Inc.(c)                                215,066       4,709,945
===============================================================================
                                                                      9,968,761
===============================================================================


SEMICONDUCTORS-2.40%

DSP Group, Inc.(c)                                      321,019       2,247,133
-------------------------------------------------------------------------------
Power Integrations, Inc.(c)                             151,219       4,780,033
-------------------------------------------------------------------------------
Semtech Corp.(c)                                        346,976       4,881,952
===============================================================================
                                                                     11,909,118
===============================================================================


SPECIALIZED REIT'S-1.81%

LaSalle Hotel Properties                                150,612       3,784,880
-------------------------------------------------------------------------------
Senior Housing Properties Trust                         124,200       2,425,626
-------------------------------------------------------------------------------
Universal Health Realty Income Trust                     92,853       2,785,590
===============================================================================
                                                                      8,996,096
===============================================================================


SPECIALTY CHEMICALS-2.29%

A. Schulman, Inc.                                       213,017       4,905,782
-------------------------------------------------------------------------------
H.B. Fuller Co.                                         217,835       4,888,217
-------------------------------------------------------------------------------
Zep, Inc.                                               104,597       1,556,403
===============================================================================
                                                                     11,350,402
===============================================================================


SPECIALTY STORES-0.05%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)            22,475         252,619
===============================================================================


STEEL-1.74%

Carpenter Technology Corp.                               77,559       3,385,450
-------------------------------------------------------------------------------
Northwest Pipe Co.(c)                                    94,000       5,245,200
===============================================================================
                                                                      8,630,650
===============================================================================


SYSTEMS SOFTWARE-0.79%

Double-Take Software, Inc.(c)                           285,199       3,918,634
===============================================================================


TECHNOLOGY DISTRIBUTORS-0.59%

Agilysys, Inc.                                          259,442       2,942,072
===============================================================================


TRUCKING-2.33%

Landstar System, Inc.                                   101,968       5,630,673
-------------------------------------------------------------------------------
Marten Transport, Ltd.(c)                               371,916       5,939,498
===============================================================================
                                                                     11,570,171
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
WATER UTILITIES-0.51%

Cascal N.V. (United Kingdom)(b)(c)                      204,585    $  2,516,395
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $453,820,596)                                          484,806,162
===============================================================================



MONEY MARKET FUNDS-1.80%

Liquid Assets Portfolio-Institutional Class(g)        4,457,091       4,457,091
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              4,457,091       4,457,091
===============================================================================
     Total Money Market Funds (Cost $8,914,182)                       8,914,182
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.57% (Cost $462,734,778)                                  493,720,344
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-15.46%

Liquid Assets Portfolio-Institutional Class (Cost
  $76,635,296)(g)(h)                                 76,635,296      76,635,296
===============================================================================
TOTAL INVESTMENTS-115.03% (Cost $539,370,074)                       570,355,640
===============================================================================
OTHER ASSETS LESS LIABILITIES-(15.03)%                              (74,520,702)
===============================================================================
NET ASSETS-100.00%                                                 $495,834,938
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2008 was $594,944, which represented 0.12% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2008 was $594,944, which represented 0.12% of the Fund's Net Assets.
(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 0.12% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $453,820,596)*                          $484,806,162
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $85,549,478)                  85,549,478
======================================================
     Total investments (Cost
       $539,370,074)                       570,355,640
======================================================
Cash                                         1,631,131
------------------------------------------------------
Receivables for:
  Investments sold                           8,399,877
------------------------------------------------------
  Investments sold to affiliates               409,844
------------------------------------------------------
  Fund shares sold                           1,316,876
------------------------------------------------------
  Dividends                                    354,017
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             65,572
------------------------------------------------------
Other assets                                    33,169
======================================================
     Total assets                          582,566,126
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      8,065,813
------------------------------------------------------
  Fund shares reacquired                     1,412,384
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 76,635,296
------------------------------------------------------
  Accrued fees to affiliates                   408,540
------------------------------------------------------
  Accrued other operating expenses              81,552
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             127,603
======================================================
     Total liabilities                      86,731,188
======================================================
Net assets applicable to shares
  outstanding                             $495,834,938
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $448,345,633
------------------------------------------------------
Undistributed net investment income
  (loss)                                    (1,199,219)
------------------------------------------------------
Undistributed net realized gain             17,702,958
------------------------------------------------------
Unrealized appreciation                     30,985,566
======================================================
                                          $495,834,938
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $306,145,726
______________________________________________________
======================================================
Class B                                   $ 85,196,305
______________________________________________________
======================================================
Class C                                   $ 44,852,684
______________________________________________________
======================================================
Class R                                   $ 26,890,407
______________________________________________________
======================================================
Institutional Class                       $ 32,749,816
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     27,475,918
______________________________________________________
======================================================
Class B                                      8,237,118
______________________________________________________
======================================================
Class C                                      4,337,507
______________________________________________________
======================================================
Class R                                      2,459,318
______________________________________________________
======================================================
Institutional Class                          2,872,229
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      11.14
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.14 divided
     by 94.50%)                           $      11.79
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      10.34
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      10.34
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      10.93
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      11.40
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $73,746,895.48 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SMALL CAP EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:
Dividends                                                                           $  2,215,883
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $318,549)                                                                           478,570
================================================================================================
     Total investment income                                                           2,694,453
================================================================================================


EXPENSES:
Advisory fees                                                                          1,845,190
------------------------------------------------------------------------------------------------
Administrative services fees                                                              77,447
------------------------------------------------------------------------------------------------
Custodian fees                                                                             1,671
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                380,049
------------------------------------------------------------------------------------------------
  Class B                                                                                452,778
------------------------------------------------------------------------------------------------
  Class C                                                                                232,631
------------------------------------------------------------------------------------------------
  Class R                                                                                 62,323
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     678,235
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         318
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 15,779
------------------------------------------------------------------------------------------------
Other                                                                                     50,030
================================================================================================
     Total expenses                                                                    3,796,451
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (24,203)
================================================================================================
     Net expenses                                                                      3,772,248
================================================================================================
Net investment income (loss)                                                          (1,077,795)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities (includes net gains from securities
  sold to affiliates of $4,105,912)                                                   12,708,306
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                                 (41,916,271)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                              (29,207,965)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(30,285,760)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $ (1,077,795)   $ (3,595,022)
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                          12,708,306      54,821,346
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (41,916,271)    (32,039,448)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (30,285,760)     19,186,876
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --     (29,992,662)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --     (10,156,017)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --      (5,014,599)
-------------------------------------------------------------------------------------------------------
  Class R                                                                            --      (2,305,068)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --      (3,264,873)
=======================================================================================================
     Total distributions from net realized gains                                    --      (50,733,219)
=======================================================================================================
Share transactions-net:
  Class A                                                                   (19,783,310)    119,069,962
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (16,175,405)    (13,915,556)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (5,838,058)       (747,735)
-------------------------------------------------------------------------------------------------------
  Class R                                                                     2,048,604        (682,405)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (3,938,861)     23,360,252
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (43,687,030)    127,084,518
=======================================================================================================
     Net increase (decrease) in net assets                                  (73,972,790)     95,538,175
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       569,807,728     474,269,553
=======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(1,199,219) and $(121,424), respectively)                         $495,834,938    $569,807,728
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


11        AIM SMALL CAP EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.


12        AIM SMALL CAP EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $5,809.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $812.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $28,131 in front-end sales commissions from the sale of Class A shares and $1,052, $34,934, $1,725 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily

13        AIM SMALL CAP EQUITY FUND
available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $569,759,696
--------------------------------------
Level 2                            --
--------------------------------------
Level 3                       595,944
======================================
                         $570,355,640
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $10,074,873, which resulted in net realized gains of $4,105,912, and securities purchases of $6,238,369.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $17,582.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,176 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.


14        AIM SMALL CAP EQUITY FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $140,266,135 and $191,684,743, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 90,778,634
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (60,193,970)
================================================================================================
Net unrealized appreciation of investment securities                                $ 30,584,664
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $539,770,976.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,270,962     $ 25,340,651      5,343,108     $  70,760,228
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       355,657        3,678,361        517,633         6,341,819
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       493,926        5,076,422        532,166         6,440,580
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       650,897        7,060,369        585,378         7,362,480
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           182,120        2,045,136      1,610,396        20,741,905
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      2,467,977        28,653,263
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        895,442         9,688,676
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        435,538         4,712,523
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --        201,841         2,303,018
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        275,517         3,264,873
=========================================================================================================================
Issued in connection with acquisitions(b):
  Class A                                                            --               --      9,152,387       118,894,223
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --      1,921,059        23,515,193
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        818,718        10,022,526
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --                --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       543,209        5,969,771      1,161,604        14,986,698
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (584,337)      (5,969,771)    (1,235,588)      (14,986,698)
=========================================================================================================================
Reacquired:
  Class A                                                    (4,689,757)     (51,093,732)    (8,863,106)     (114,224,450)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,371,216)     (13,883,995)    (3,168,868)      (38,474,546)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,074,241)     (10,914,480)    (1,819,422)      (21,923,364)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (471,686)      (5,011,765)      (822,111)      (10,347,903)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (525,544)      (5,983,997)       (50,548)         (646,526)
=========================================================================================================================
                                                             (4,220,010)    $(43,687,030)     9,959,121     $ 127,084,518
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on April 23, 2007 the Fund acquired all the net assets of AIM Opportunities I Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Opportunities I Fund on April 12, 2007. The acquisition was accomplished by a tax-free exchange of 11,892,164 shares of the Fund for 11,952,567 shares outstanding of AIM Opportunities I Fund as of the close of business on April 20, 2007. Each class of AIM Opportunities I Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Small Cap Equity Fund to the net asset value of the Fund on the close of business on April 20, 2007. AIM Opportunities I Fund's net assets at that date of $152,431,942 including $24,404,550 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $480,206,915. The net assets of the Fund immediately following the acquisition were $632,638,857.


15        AIM SMALL CAP EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  11.72         $  12.24     $  12.26     $  12.80     $  12.03     $   8.23
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.01)(a)        (0.05)(a)    (0.07)(a)    (0.10)       (0.09)(a)    (0.09)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
     and unrealized)                                 (0.57)            0.64         2.16         0.96         1.22         3.89
===============================================================================================================================
     Total from investment operations                (0.58)            0.59         2.09         0.86         1.13         3.80
===============================================================================================================================
Less distributions from net realized gains              --            (1.11)       (2.11)       (1.40)       (0.36)          --
===============================================================================================================================
Net asset value, end of period                    $  11.14         $  11.72     $  12.24     $  12.26     $  12.80     $  12.03
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (4.95)%           4.92%       16.83%        6.58%        9.45%       46.17%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $306,146         $343,993     $245,868     $218,915     $247,581     $266,284
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.34%(c)         1.37%        1.49%        1.51%        1.53%        1.77%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.34%(c)         1.43%        1.60%        1.62%        1.64%        1.77%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.26)%(c)       (0.42)%      (0.55)%      (0.84)%      (0.77)%      (0.89)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              28%              49%          56%          52%         124%         112%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not actualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $305,709,769.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.92         $  11.56     $  11.77     $  12.42     $  11.77     $   8.11
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.05)(a)        (0.14)(a)    (0.17)(a)    (0.19)       (0.18)(a)    (0.15)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
     and unrealized)                                 (0.53)            0.61         2.07         0.94         1.19         3.81
===============================================================================================================================
     Total from investment operations                (0.58)            0.47         1.90         0.75         1.01         3.66
===============================================================================================================================
Less distributions from net realized gains              --            (1.11)       (2.11)       (1.40)       (0.36)          --
===============================================================================================================================
Net asset value, end of period                     $ 10.34         $  10.92     $  11.56     $  11.77     $  12.42     $  11.77
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (5.31)%           4.16%       15.90%        5.89%        8.64%       45.13%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $85,196         $107,417     $126,111     $131,547     $156,450     $177,811
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.09%(c)         2.12%        2.24%        2.21%        2.27%        2.42%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.09%(c)         2.18%        2.35%        2.32%        2.29%        2.42%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.01)%(c)       (1.17)%      (1.30)%      (1.54)%      (1.51)%      (1.54)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              28%              49%          56%          52%         124%         112%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $91,053,127.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.



16        AIM SMALL CAP EQUITY FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 10.92         $ 11.56     $ 11.76     $ 12.42     $ 11.77     $  8.11
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.05)(a)       (0.14)(a)   (0.17)(a)   (0.19)      (0.18)(a)   (0.15)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                       (0.53)           0.61        2.08        0.93        1.19        3.81
============================================================================================================================
     Total from investment operations                  (0.58)           0.47        1.91        0.74        1.01        3.66
============================================================================================================================
Less distributions from net realized gains                --           (1.11)      (2.11)      (1.40)      (0.36)         --
============================================================================================================================
Net asset value, end of period                       $ 10.34         $ 10.92     $ 11.56     $ 11.76     $ 12.42     $ 11.77
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (5.31)%          4.16%      16.00%       5.81%       8.64%      45.13%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $44,853         $53,684     $57,221     $55,009     $65,792     $75,763
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.09%(c)        2.12%       2.24%       2.21%       2.27%       2.42%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.09%(c)        2.18%       2.35%       2.32%       2.29%       2.42%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (1.01)%(c)      (1.17)%     (1.30)%     (1.54)%     (1.51)%     (1.54)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                28%             49%         56%         52%        124%        112%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $46,781,958.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

                                                                                   CLASS R
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 11.51         $ 12.07     $ 12.15     $ 12.71     $ 11.99     $ 8.22
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.03)(a)       (0.09)(a)   (0.11)(a)   (0.13)      (0.12)(a)  (0.11)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                        (0.55)           0.64        2.14        0.97        1.20       3.88
============================================================================================================================
     Total from investment operations                   (0.58)           0.55        2.03        0.84        1.08       3.77
============================================================================================================================
Less distributions from net realized gains                 --           (1.11)      (2.11)      (1.40)      (0.36)        --
============================================================================================================================
Net asset value, end of period                        $ 10.93         $ 11.51     $ 12.07     $ 12.15     $ 12.71     $11.99
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                         (5.04)%          4.65%      16.47%       6.48%       9.06%     45.86%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $26,890         $26,251     $27,946     $17,862     $11,817     $2,502
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      1.59%(c)        1.62%       1.74%       1.71%       1.77%      1.92%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      1.59%(c)        1.68%       1.85%       1.82%       1.79%      1.92%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    (0.51)%(c)      (0.67)%     (0.80)%     (1.04)%     (1.01)%    (1.04)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 28%             49%         56%         52%        124%       112%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $25,066,269.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.



17        AIM SMALL CAP EQUITY FUND

                                                                          INSTITUTIONAL CLASS
                                                   ----------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER        APRIL 29, 2005
                                                   SIX MONTHS ENDED             31,             (COMMENCEMENT DATE)
                                                       JUNE 30,         -------------------       TO DECEMBER 31,
                                                         2008             2007        2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.96         $ 12.40     $ 12.33            $11.69
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             0.02(a)         0.01(a)     0.01(a)          (0.01)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (0.58)           0.66        2.17              2.05
===================================================================================================================
     Total from investment operations                     (0.56)           0.67        2.18              2.04
===================================================================================================================
Less distributions from net realized gains                   --           (1.11)      (2.11)            (1.40)
===================================================================================================================
     Total distributions                                     --           (1.11)      (2.11)            (1.40)
===================================================================================================================
Net asset value, end of period                          $ 11.40         $ 11.96     $ 12.40            $12.33
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                           (4.68)%          5.50%      17.45%            17.31%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $32,750         $38,463     $17,122            $4,712
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.79%(c)        0.84%       0.90%             0.87%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        0.80%(c)        0.89%       1.01%             0.98%(d)
===================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               0.28%(c)        0.11%       0.04%            (0.20)%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                   28%             49%         56%               52%
___________________________________________________________________________________________________________________
===================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $34,627,500.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


18        AIM SMALL CAP EQUITY FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $950.50        $ 6.50      $1,018.20       $ 6.72       1.34%
---------------------------------------------------------------------------------------------------
        B            1,000.00        946.90         10.12       1,014.47        10.47       2.09
---------------------------------------------------------------------------------------------------
        C            1,000.00        946.90         10.12       1,014.47        10.47       2.09
---------------------------------------------------------------------------------------------------
        R            1,000.00        949.60          7.71       1,016.96         7.97       1.59
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


20        AIM SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     comparative performance and fee data         weight to the various factors. The
Funds Group is required under the            regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Investment Company Act of 1940 to approve    independent company, Lipper, Inc.            arrangements and resulting advisory fees
annually the renewal of the AIM Small Cap    (Lipper), under the direction and            for the Fund and the other AIM Funds are
Equity Fund (the Fund) investment advisory   supervision of the independent Senior        the result of years of review and
agreement with Invesco Aim Advisors, Inc.    Officer who also prepares a separate         negotiation between the Trustees and
(Invesco Aim). During contract renewal       analysis of this information for the         Invesco Aim, that the Trustees may focus
meetings held on June 18-19, 2008, the       Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Board as a whole and the disinterested or    recommendations to the Investments           these arrangements in some years than in
"independent" Trustees, voting separately,   Committee regarding the performance, fees    others, and that the Trustees'
approved the continuance of the Fund's       and expenses of their assigned funds. The    deliberations and conclusions in a
investment advisory agreement for another    Investments Committee considers each         particular year may be based in part on
year, effective July 1, 2008. In doing so,   Sub-Committee's recommendations and makes    their deliberations and conclusions of
the Board determined that the Fund's         its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
investment objective(s), policies,           investment advisory agreement and            fixed income trading operations. The Board
strategies and limitations of these funds.   sub-advisory agreements were considered      concluded that the nature, extent and
                                             separately, although the Board also          quality of the advisory services provided
   In addition to their meetings             considered the common interests of all of    to the Fund by Invesco Aim were
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
meet at designated contract renewal          Board considered all of the information      is providing satisfactory advisory
meetings each year to conduct an in-depth    provided to them and did not identify any    services in accordance with the terms of
review of the performance, fees and          particular factor that was controlling.      the Fund's investment advisory agreement.
expenses of their assigned funds. During     Each Trustee may have evaluated the          In addition, based on their ongoing
the contract renewal process, the Trustees   information provided differently from one    meetings throughout the year with the
receive                                      another and attributed different             Fund's portfolio manager or managers, the
                                                                                          Board concluded that these individu-

                                                                                                                           continued


21   AIM SMALL CAP EQUITY FUND

als are competent and able to continue to       C. Advisory Fees and Fee Waivers          combined size of all of the AIM Funds and
carry out their responsibilities under the                                                affiliates.
Fund's investment advisory agreement.        The Board compared the Fund's contractual
                                             advisory fee rate to the contractual            E. Profitability and Financial
   In determining whether to continue the    advisory fee rates of funds in the Fund's          Resources of Invesco Aim
Fund's investment advisory agreement, the    expense group that are not managed by
Board considered the prior relationship      Invesco Aim, at a common asset level and     The Board reviewed information from
between Invesco Aim and the Fund, as well    as of the end of the past calendar year.     Invesco Aim concerning the costs of the
as the Board's knowledge of Invesco Aim's    The Board noted that the Fund's              advisory and other services that Invesco
operations, and concluded that it was        contractual advisory fee rate was below      Aim and its affiliates provide to the Fund
beneficial to maintain the current           the median advisory fee rate of funds in     and the profitability of Invesco Aim and
relationship, in part, because of such       its expense group. The Board also reviewed   its affiliates in providing these
knowledge. The Board also considered the     the methodology used by Lipper in            services. The Board also reviewed
steps that Invesco Aim and its affiliates    determining contractual fee rates.           information concerning the financial
have taken over the last several years to                                                 condition of Invesco Aim and its
improve the quality and efficiency of the       The Board also compared the Fund's        affiliates. The Board also reviewed with
services they provide to the AIM Funds in    effective fee rate (the advisory fee after   Invesco Aim the methodology used to
the areas of investment performance,         any advisory fee waivers and before any      prepare the profitability information. The
product line diversification,                expense limitations/waivers) to the          Board considered the overall profitability
distribution, fund operations, shareholder   advisory fee rates of other clients of       of Invesco Aim, as well as the
services and compliance. The Board           Invesco Aim and its affiliates with          profitability of Invesco Aim in connection
concluded that the quality and efficiency    investment strategies comparable to those    with managing the Fund. The Board noted
of the services Invesco Aim and its          of the Fund, including two mutual funds      that Invesco Aim continues to operate at a
affiliates provide to the AIM Funds in       advised by Invesco Aim. The Board noted      net profit, although increased expenses in
each of these areas have generally           that the Fund's rate was below the rate      recent years have reduced the
improved, and support the Board's approval   for one mutual fund and above the rate for   profitability of Invesco Aim and its
of the continuance of the Fund's             the second mutual fund.                      affiliates. The Board concluded that the
investment advisory agreement.                                                            Fund's fees were fair and reasonable, and
                                                The Board concluded that it was not       that the level of profits realized by
   B. Fund Performance                       necessary at this time to discuss with       Invesco Aim and its affiliates from
                                             Invesco Aim whether to implement any fee     providing services to the Fund was not
   The Board compared the Fund's             waivers or expense limitations because the   excessive in light of the nature, quality
performance during the past one, three and   Fund's total expenses were at or below the   and extent of the services provided. The
five calendar years to the performance of    median total expenses of all but one share   Board considered whether Invesco Aim is
funds in the Fund's performance group that   class of the funds in the Fund's Lipper      financially sound and has the resources
are not managed by Invesco Aim, and          expense group that are not managed by        necessary to perform its obligations under
against the performance of all funds in      Invesco Aim.                                 the Fund's investment advisory agreement,
the Lipper Small-Cap Core Funds Index. The                                                and concluded that Invesco Aim has the
Board also reviewed the criteria used by        After taking account of the Fund's        financial resources necessary to fulfill
Invesco Aim to identify the funds in the     contractual advisory fee rate, as well as    these obligations.
Fund's performance group for inclusion in    the comparative advisory fee information
the Lipper reports. The Board noted that     discussed above, the Board concluded that       F. Independent Written Evaluation of
the Fund's performance was in the second     the Fund's advisory fees were fair and             the Fund's Senior Officer
quintile of its performance group for the    reasonable.
one and three periods and the fourth                                                      The Board noted that, at their direction,
quintile for the five year period (the          D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
first quintile being the best performing                                                  independent of Invesco Aim and Invesco
funds and the fifth quintile being the       The Board considered the extent to which     Aim's affiliates, had prepared an
worst performing funds). The Board noted     there are economies of scale in Invesco      independent written evaluation to assist
that the Fund's performance was above the    Aim's provision of advisory services to      the Board in determining the
performance if the Index for the one,        the Fund. The Board also considered          reasonableness of the proposed management
three and five year periods. The Board       whether the Fund benefits from such          fees of the AIM Funds, including the Fund.
also considered the steps Invesco Aim has    economies of scale through contractual       The Board noted that they had relied upon
taken over the last several years to         breakpoints in the Fund's advisory fee       the Senior Officer's written evaluation
improve the quality and efficiency of the    schedule or through advisory fee waivers     instead of a competitive bidding process.
services that Invesco Aim provides to the    or expense limitations. The Board noted      In determining whether to continue the
AIM Funds. The Board concluded that          that the Fund's contractual advisory fee     Fund's investment advisory agreement, the
Invesco Aim continues to be responsive to    schedule includes seven breakpoints and      Board considered the Senior Officer's
the Board's focus on fund performance.       that the level of the Fund's advisory        written evaluation.
Although the independent written             fees, as a percentage of the Fund's net
evaluation of the Fund's Senior Officer      assets, has decreased as net assets             G. Collateral Benefits to Invesco Aim
only considered Fund performance through     increased because of the breakpoints.              and its Affiliates
the most recent calendar year, the Board     Based on this information, the Board
also reviewed more recent Fund performance   concluded that the Fund's advisory fees      The Board considered various other
and this review did not change their         appropriately reflect economies of scale     benefits received by Invesco Aim and its
conclusions.                                 at current asset levels. The Board also      affiliates resulting from Invesco Aim's
                                             noted that the Fund shares directly in       relationship with the Fund, including the
                                             economies of scale through lower fees        fees received by Invesco Aim and its
                                             charged by third party service providers     affiliates for their provision of
                                             based on the                                 administrative,

                                                                                                                           continued


22   AIM SMALL CAP EQUITY FUND

transfer agency and distribution services    that the Fund's investment of uninvested     Aim and the Affiliated Sub-Advisers
to the Fund. The Board considered the        cash and cash collateral from any            pursuant to the sub-advisory agreements.
performance of Invesco Aim and its           securities lending arrangements in the       The Board noted that the sub-advisory fees
affiliates in providing these services and   affiliated money market funds is in the      have no direct effect on the Fund or its
the organizational structure employed by     best interests of the Fund and its           shareholders, as they are paid by Invesco
Invesco Aim and its affiliates to provide    shareholders.                                Aim to the Affiliated Sub-Advisers, and
these services. The Board also considered                                                 that Invesco Aim and the Affiliated
that these services are provided to the      II. Sub-Advisory Agreements                  Sub-Advisers are affiliates. After taking
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          account of the Fund's contractual
are reviewed and approved on an annual             Services Provided by Affiliated        sub-advisory fee rate, as well as other
basis by the Board. The Board concluded            Sub-Advisers                           relevant factors, the Board concluded that
that Invesco Aim and its affiliates were                                                  the Fund's sub-advisory fees were fair and
providing these services in a satisfactory   The Board reviewed the services to be        reasonable.
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco
their contracts, and were qualified to       Asset Management Deutschland, GmbH,             D. Financial Resources of the
continue to provide these services to the    Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
Fund.                                        Asset Management (Japan) Limited, Invesco
                                             Australia Limited, Invesco Global Asset      The Board considered whether each
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured              perform its obligations under its
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          respective sub-advisory agreement, and
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
commissions paid by the Fund and/or other    sub-advisory agreements and the              has the financial resources necessary to
funds advised by Invesco Aim are used to     credentials and experience of the officers   fulfill these obligations.
pay for research and execution services.     and employees of the Affiliated
The Board noted that soft dollar             Sub-Advisers who will provide these
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money
market funds attributable to such            The Board did not view Fund performance as
investments, although Invesco Aim has        a relevant factor in considering whether
contractually agreed to waive through at     to approve the sub-advisory agreements for
least June 30, 2009, the advisory fees       the Fund, as no Affiliated Sub-Adviser
payable by the Fund in an amount equal to    currently manages any portion of the
100% of the net advisory fees Invesco Aim    Fund's assets.
receives from the affiliated money market
funds with respect to the Fund's                C. Sub-Advisory Fees
investment of uninvested cash, but not
cash collateral. The Board considered the    The Board considered the services to be
contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
noted that it remains in effect until at     pursuant to the sub-advisory agreements
least June 30, 2009. The Board concluded     and the services to be provided by Invesco
                                             Aim pursuant to the Fund's investment
                                             advisory agreement, as well as the
                                             allocation of fees between Invesco

                                                                                                                           continued


23   AIM SMALL CAP EQUITY FUND

Supplement to Semiannual Report dated 6/30/08

AIM SMALL CAP EQUITY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 6/30/08                    recent returns may be more or less than
prepared to provide Institutional Class      Inception                           6.75%    those shown. All returns assume
shareholders with a performance overview        5 Years                         11.82     reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                          -7.84     Investment return and principal value will
Class shares are offered exclusively to         6 Months*                       -4.68     fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 29, 2005. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is August 31, 2000.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.83%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   SCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $953.20        $3.84       $1,020.93       $3.97        0.79%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM SMALL CAP EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Small Cap Equity Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                              VOTES FOR          ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   136,849,147          4,123,920
      Frank S. Bayley...................................................   136,856,960          4,116,107
      James T. Bunch....................................................   136,850,068          4,122,999
      Bruce L. Crockett.................................................   136,834,285          4,138,782
      Albert R. Dowden..................................................   136,851,266          4,121,801
      Jack M. Fields....................................................   136,893,917          4,079,150
      Martin L. Flanagan................................................   136,889,028          4,084,039
      Carl Frischling...................................................   136,837,466          4,135,601
      Prema Mathai-Davis................................................   136,840,379          4,132,688
      Lewis F. Pennock..................................................   136,853,427          4,119,640
      Larry Soll, Ph.D. ................................................   136,708,623          4,264,444
      Raymond Stickel, Jr. .............................................   136,747,468          4,225,599
      Philip A. Taylor..................................................   136,731,527          4,241,540




                                                                                               WITHHELD/           BROKER
                                                        VOTES FOR        VOTES AGAINST        ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate
      the Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote....................   89,092,876          12,597,596          4,024,351         35,258,244
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .....................   17,784,186             641,450            607,387          6,257,282



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Funds Group.

** Includes Broker Non-Votes.


24        AIM SMALL CAP EQUITY FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is avail- able without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   SCE-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2008

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
           1940.